March 1, 2018

Prospectus

Victory Diversified Stock Fund

Class A	Class C	Class I	Class R	Class R6	Class Y
SRVEX	VDSCX	VDSIX	GRINX	VDSRX	VDSYX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

VictoryFunds.com
800-539-FUND
(800-539-3863)

Victory Funds

Fund Summary

    Investment Objective

    Fund Fees and Expenses

    Principal Investment Strategy

    Principal Risks

    Investment Performance

    Management of the Fund

    Purchase and Sale of Fund Shares

    Tax Information

    Payments to Broker-Dealers and Other Financial Intermediaries

Additional Fund Information

    Investments

    Risk Factors

Organization and Management of the Fund

Investing with the Victory Funds

    Share Price

    Choosing a Share Class

    Information About Fees

    How to Buy Shares

    How to Exchange Shares

    How to Sell Shares

Distributions and Taxes

Important Fund Policies

Financial Highlights

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Diversified Stock Fund Summary

Investment Objective

The Fund seeks to provide long-term growth of capital.

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with the Victory Funds on page 11 of the Fund's Prospectus and in Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 41 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (paid directly from your investment)	Class A	Class C	Class I	Class R	Class R6	Class Y
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE	NONE	NONE	NONE
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	NONE[1]	1.00%[2]	NONE	NONE	NONE	NONE
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution (12b-1) Fees	0.25%	1.00%	0.00%	0.50%	0.00%	0.00%
Other Expenses	0.15%	0.22%	0.15%	0.18%	0.64%	0.29%
Total Annual Fund Operating Expense	1.05%	1.87%	0.80%	1.33%	1.29%	0.94%
Fee Waiver/Expense Reimbursement	0.00%	0.00%	0.00%	0.00%	(0.51)%[3]	(0.08)%[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.87%	0.80%	1.33%	0.78%[3]	0.86%[3]

1  A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see the section entitled Choosing a Share Class.

2  Applies to shares sold within 12 months of purchase.

3  Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.78% and 0.86% of Class R6 and Y shares, respectively, through at least February 28, 2019. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods (or continue holding your shares in the case of Class C shares). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$676	$890	$1,121	$1,784
Class C
If you sell your shares at the end of the period	$290	$588	$1,011	$2,190
If you do not sell your shares at the end of the period	$190	$588	$1,011	$2,190
Class I	$82	$255	$444	$990
Class R	$135	$421	$729	$1,601
Class R6	$80	$359	$659	$1,512
Class Y	$88	$292	$512	$1,147

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover will generally indicate higher transaction costs, resulting in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 133% of the average value of its portfolio.

Principal Investment Strategy

The Adviser pursues the Fund's investment objective by investing, under normal circumstances, at least 80% of its assets in common stock, which includes securities convertible or exchangeable into common stock traded on U.S. exchanges. The Fund's investments include securities issued by established, large-cap companies, as well as securities of mid-cap companies. The Fund's investments include foreign securities that are traded in the U.S., including American Depositary and Global Depositary Receipts (ADRs and GDRs).

The Fund invests in both growth and value securities:

  Growth securities are stocks of companies that the Adviser believes will experience earnings growth; and
  Value securities are stocks that the Adviser believes are intrinsically worth more than their market value.

The Adviser employs both a top-down and bottom-up methodology to construct a diversified portfolio that avoids excessive sector and security concentrations. The Adviser pursues investments that it believes are statistically cheap or intrinsically undervalued given growth prospects, while trying to identify the presence of a catalyst for future growth (e.g., acquisition, new products, economic cycle or management change). The Adviser may sell a security if it believes the price objective for the stock has been reached, if more attractive opportunities are identified, or if the fundamentals of the company deteriorate.

From time to time, the Fund may focus its investments in companies in one or more economic sectors, including the information technology sector.

As a result of its investment strategy, the Fund may experience annual portfolio turnover in excess of 100%.

Principal Risks

The Fund's investments are subject to the following principal risks:

  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.
  Foreign Securities Risk. Foreign securities (including ADRs and GDRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.
  Investment Style Risk. Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
  Large Capitalization Stock Risk. The securities of large cap companies may underperform the securities of smaller cap companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
  Management Risk. The Adviser may not execute the Fund's principal investment strategy effectively.
  Mid Capitalization Stock Risk. Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
  Portfolio Turnover Risk. Higher portfolio turnover ratios resulting from additional purchases and sales of portfolio securities may result in higher transaction costs and Fund expenses and will generally result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.
  Sector Risk. To the extent the Fund focuses in one or more sectors, such as the information technology sector, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile. The values of companies in the information technology sector are particularly vulnerable to economic downturns, short product cycles and aggressive pricing, market competition and changes in government regulation.
  Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to a broad measure of market performance. We assume reinvestment of dividends and distributions.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

Calendar Year Returns for Class A Shares

(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

Highest Quarter	15.03% (quarter ended September 30, 2009)
Lowest Quarter	-24.46% (quarter ended December 31, 2008)

Average Annual Total Returns (For the Periods ended December 31, 2017)	1 Year	5 Years (or Life of Class)	10 Years
CLASS A Before Taxes	20.02%	12.34%	5.82%
CLASS A After Taxes on Distributions	13.40%	9.41%	4.36%
CLASS A After Taxes on Distributions and Sale of Fund Shares	14.54%	9.20%	4.34%
CLASS C Before Taxes	25.26%	12.76%	5.58%
CLASS I Before Taxes	27.61%	13.98%	6.74%
CLASS R Before Taxes	26.89%	13.35%	6.15%
CLASS R6 Before Taxes	27.62%	10.22%[1]	N/A
CLASS Y Before Taxes	27.55%	12.79%[1]	N/A
INDEX
S&P 500 Index Index returns reflect no deduction for fees, expenses, or taxes.	21.83%	15.79%	8.50%

1  Inception dates of Class R6 and Class Y shares are March 3, 2014 and January 28, 2013, respectively.

After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's Munder Capital Management ("Munder") investment franchise.

Portfolio Managers
	Title	Tenure with the Fund
Michael P. Gura	Senior Portfolio Manager/Analyst	Since May 2017

Purchase and Sale of Fund Shares
Investment Minimums	Class A	Class C	Class I	Class R	Class R6	Class Y
Minimum Initial Investment	$2,500	$2,500	$2,000,000	NONE	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	NONE	NONE	NONE

For Class A and Class C shares a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and purchases through automatic investment plans.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value ("NAV") after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services for investments in all classes except Class R6. These payments may create a conflict of interest by influencing the financial intermediary and its salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Additional Fund Information

Victory Capital Management Inc., which we refer to as the "Adviser" throughout the Prospectus, manages the Fund.

The Diversified Stock Fund (the "Fund") is managed by the Adviser, who also manages other funds, each having distinct investment management objectives, strategies, risks, and policies. Together, these funds are referred to in this Prospectus as the "Victory Funds" or, more simply, the "Funds."

The following section describes additional information about the principal investment strategy the Fund will use under normal market conditions to pursue its investment objective, as well as any secondary strategies the Fund may use, and the related risks. This Prospectus does not attempt to describe all of the various investment techniques and types of investments that the Adviser may use in managing the Fund. The SAI includes more information about the Fund, its investments, and the related risks. Keep in mind that for cash management purposes, the Fund may hold all or a portion of its assets in cash, short-term money market instruments or shares of other investment companies. This may reduce the benefit from any upswing in the market and may cause the Fund to fail to meet its investment objective.

The Fund will not change its policy of investing at least 80% of its assets in common stock unless it notifies shareholders at least 60 days in advance. For purposes of the Fund's investment policy, "assets" means the Fund's net assets plus the amount of any borrowings for investment purposes.

If you would like to receive additional copies of any materials, please call the Victory Funds at 800-539-FUND (800-539-3863) or please visit VictoryFunds.com.

Investments

The following describes the types of securities the Fund may purchase under normal market conditions to achieve its principal investment strategy. The Fund will not necessarily buy all of the securities listed below.

U.S. Equity Securities

Can include common stock, preferred stock, and securities that are convertible or exchangeable into common stock of U.S. corporations.

Equity Securities of Foreign Companies Traded in the U.S.

Can include common stock and convertible preferred stock of non-U.S. corporations. Also may include American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs), which are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations, and exchange-traded funds ("ETFs") that invest in foreign corporations.

The Adviser may use other types of investment strategies in pursuing the Fund's overall investment objective. The following describes the types of securities that the Adviser may purchase or investment techniques the Adviser may employ that are not considered to be a part of the Fund's principal investment strategies. Additional securities and techniques are described in the Fund's SAI.

Investment Companies

The Fund may invest in securities of other investment companies, including ETFs, if those companies invest in securities consistent with the Fund's investment objective and policies. ETFs are investment companies the shares of which are bought and sold on a securities exchange.

Securities Lending

To enhance the return on its portfolio, the Fund may lend portfolio securities to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Board. Each loan will be secured continuously by collateral in the form of cash, high quality money market instruments or securities issued by the U.S. government or its agencies or instrumentalities.

Small-Capitalization Securities

The Fund may invest in small-capitalization securities.

Risk Factors

By matching your investment objective with an acceptable level of risk, you can create your own customized investment plan.

The following describes the principal risks that you may assume as an investor in the Fund.

General Risks
  Market Risk is the risk that the market value of a security may decline in response to developments affecting individual companies and/or general economic conditions. Market risk may affect a single issuer, an industry, a sector of the economy, or the entire market. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.
  Manager Risk is the risk that the Fund's portfolio manager may implement its investment strategy in a way that does not produce the intended result.
  Stock Selection Risk is the risk that the value of the Fund's investments may decline if the particular companies in which the Fund invests do not perform well in the market.

Equity Risk
  The value of an equity security will fluctuate in response to changes in earnings or other conditions affecting the issuer's profitability or in general market conditions. Unlike debt securities, which have preference to a company's assets in case of liquidation, equity securities are entitled to the residual value after the company meets its other obligations.

Investment Style Risk
  Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.

Large-Capitalization Stock Risk
  Large capitalization companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Large capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial, or other market conditions. For these and other reasons, a Fund that invests in large capitalization companies may underperform other stock funds (such as funds that focus on the stocks of small and medium capitalization companies) when stocks of large capitalization companies are out of favor.

Mid-Capitalization Stock Risk
  A mid-capitalization company may be adversely affected or fail as a result of its smaller size. Mid-sized companies are more likely than larger companies to have limited product lines, markets, or financial resources, or to depend on a less experienced management group. Stocks of these companies may trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of mid sized companies may, therefore, be more vulnerable to adverse developments than those of larger companies. Mid-capitalization stocks could also underperform stocks of smaller companies.

Active Trading Risk
  To the extent the Fund buys and sells securities actively, it could have higher expenses (which reduces returns to shareholders) and higher taxable distributions. While it is not an investment strategy to actively trade the Fund's portfolio, the Adviser may from time to time do so, generating portfolio turnover rates in excess of 100%.

ADRs, GDRs and U.S.-Traded Foreign Investments Risks
  Political and Economic Risks, along with other factors, could adversely affect the value of the Fund's investments in foreign companies traded on U.S. exchanges, such as ADRs and GDRs.
  Foreign Securities Risk. Investing in foreign companies, including through ADRs and GDRs, involves certain special risks. For example, compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. These factors can make foreign investments more volatile than U.S. investments.

Certain of these risks may also apply to some extent to U.S. investments that are denominated in foreign currencies and to investments in U.S. companies that have significant foreign operations.

The Adviser may use several types of investment strategies in pursuing the Fund's overall investment objective. The following risks are those that the Adviser does not consider to be principal risks of the Fund. Additional risks are included in the Fund's SAI.

Investment Company Risk
  The Fund's ability to achieve its investment objective may be directly related to the ability of other investment companies (including ETFs) held by the Fund to meet their investment objectives. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying investment companies. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

Securities Lending Risk
  The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (1) the inability of the borrower to return the securities, (2) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (3) a delay in recovery of the securities, or (4) the loss of rights in the collateral should the borrower fail financially. In addition, the Fund is responsible for any loss that might result from its investment of the borrower’s collateral. In determining whether to lend securities, the Adviser or the Fund's securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.

Small-Capitalization Stock Risk
  A small-capitalization company may be adversely affected by or fail as a result of its small size. Smaller companies are more likely than larger companies to have limited product lines, markets, or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small companies may, therefore, be more vulnerable to adverse developments than those of larger companies.

An investment in the Fund is not a complete investment program.

Organization and Management of the Fund

The Fund's Board of Trustees has the overall responsibility for overseeing the management of the Fund.

The Investment Adviser

The Victory Funds are series of Victory Portfolios (the "Trust"). The Trust has an Advisory Agreement with the Adviser, which is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Board of Trustees. As of December 31, 2017, the Adviser and its affiliates managed or advised assets totaling in excess of $61.7 billion for individual and institutional clients. The Adviser's principal address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. Munder Capital Management ("Munder") is the investment franchise responsible for management of the Fund.

For the fiscal year ended October 31, 2017, the Adviser was paid advisory fees, before waivers, at an annual rate equal to 0.65% of the average daily net assets of the Fund.

See "Fund Fees and Expenses" for information about any contractual agreement agreed to by the Adviser to waive fees and/or reimburse expenses with respect to the Fund. From time to time, the Adviser also may voluntarily waive fees and/or reimburse expenses in amounts exceeding those required to be waived or reimbursed under any contractual agreement that may be in place with respect to the Fund.

A discussion of the Board's most recent considerations in approving the Advisory Agreement will be available in the Fund's semi-annual report for the period ended April 30, 2018.

Portfolio Management

Michael P. Gura is the Portfolio Manager of the Fund. Mr. Gura is a Senior Portfolio Manager/Analyst of Munder and has been with the Adviser since 2014. From 1995-2014, Mr. Gura was an investment professional with Munder Capital Management, which was acquired by the Adviser in 2014. Mr. Gura is a CFA charterholder.

The Fund's SAI provides additional information about the portfolio manager's method of compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund.

Investing with the Victory Funds

All you need to do to get started is to fill out an application.

An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information. Your Investment Professional also can help you decide which share class is best for you. Investment Professionals and other intermediaries may charge fees for their services.

If you are looking for a convenient way to open an account or to add money to an existing account, we can help. The sections that follow will serve as a guide to your investments with the Victory Funds. Choosing a Share Class will help you decide whether it would be more to your advantage to buy Class A, Class C, Class I, Class R, Class R6 or Class Y shares. Class I, Class R, Class R6 and Class Y shares are available for purchase only by eligible shareholders.

This section of the Prospectus describes each share class currently offered by the Victory Funds. Keep in mind that not all Victory Funds offer each class of shares. Therefore, certain classes may be discussed below that are not necessarily offered in this Prospectus. See the cover of the Prospectus for a list of share classes that are offered by the Fund.

This section of the Prospectus also describes how to open an account, how to access information about your account, and how to buy, exchange, and sell shares of a Victory Fund. Note, this information will vary if you invest through a third party such as a brokerage firm and will be dependent on that firm's policies and practices. Consult your Investment Professional for specific details.

We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-FUND. They will be happy to assist you.

Share Price

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.

The Fund calculates its share price, called its net asset value ("NAV"), each business day as of the close of regular trading on the New York Stock Exchange, Inc. ("NYSE"), which is normally 4:00 p.m. Eastern Time. In the event of an emergency or other disruption in trading on the NYSE, the Fund's share price will be determined based upon the close of the NYSE. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is next calculated after you place your order. A business day is a day on which the NYSE is open.

To the extent the Fund’s investments include securities that are primarily traded in foreign markets, the value of those securities may change on days when shareholders are unable to purchase and redeem the Fund’s shares, such as on weekends or other days when the Fund does not price its shares.

The Fund prices its investments based on market value when market quotations are readily available. When these quotations are not readily available, the Fund will price its investments at fair value according to procedures approved by the Board of Trustees. The Fund will fair value a security when:

  Trading in the security has been halted;
  The market quotation for the security is clearly erroneous due to a clerical error;
  The security's liquidity decreases such that, in the Adviser's opinion, the market quotation has become stale; or
  An event occurs after the close of the trading market (but before the Fund's NAV is calculated) that, in the Adviser's opinion, materially affects the value of the security.

The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security's market quotation and its fair value. The use of fair value pricing may not, however, always reflect a security's actual market value in light of subsequent relevant information, and the security's opening price on the next trading day may be different from the fair value price assigned to the security.

Each class of shares of the Fund calculates its NAV by adding up the total value of the investments and other assets of that class, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the class.

You may be able to find the Fund's NAV each day in The Wall Street Journal and other newspapers. Newspapers do not normally publish fund information until a fund reaches a specific number of shareholders or level of assets. You may also find the Fund's NAV by calling 800-539-3863 or by visiting the Fund's website at VictoryFunds.com.

Choosing a Share Class

CLASS A

  Front-end sales charge, as described in this section. There are several ways to reduce or eliminate this charge as discussed under Sales Charge Reductions and Waivers for Class A Shares.
  A contingent deferred sales charge (CDSC) may be imposed if you sell your shares within twelve months of their purchase. The CDSC may be waived or reduced in certain circumstances as discussed under CDSC Reductions for Class A and Class C Shares.
  Class A shares also pay ongoing distribution and/or service (12b-1) fees.
  Lower annual expenses than Class C or Class R shares.

CLASS C

  No front-end sales charge. All your money goes to work for you right away.
  A CDSC may be imposed if you sell your shares within twelve months of their purchase. The CDSC may be waived or reduced in certain circumstances as discussed under CDSC Reductions for Class A and Class C Shares.
  Class C shares also pay ongoing distribution and/or service (12b-1) fees.
  Higher annual expenses than all other classes of shares.

CLASS I

  No front-end sales charge or CDSC. All your money goes to work for you right away.
  Class I shares do not pay any ongoing distribution and/or service (12b-1) fees.
  Class I shares are only available to certain investors.
  Typically lower annual expenses than all other classes of shares except Class R6 shares.

CLASS R

  No front-end sales charge or CDSC. All your money goes to work for you right away.
  Class R shares pay ongoing distribution and/or service (12b-1) fees.
  Class R shares are only available to certain investors.
  Higher annual expenses than all classes except Class C shares.

CLASS R6

  No front-end sales charge or CDSC. All your money goes to work for you right away.
  Class R6 shares do not pay any ongoing distribution and/or service (12b-1) fees.
  Class R6 shares are only available to certain investors.
  Typically lower annual expenses than all other classes of shares.

CLASS Y

  No front-end sales charge or CDSC. All your money goes to work for you right away.
  Class Y shares do not pay any ongoing distribution and/or service (12b-1) fees.
  Class Y shares are only available to certain investors.
  Lower annual expenses than all other classes of shares except Class I and Class R6 shares.

Share Classes

When you purchase shares of the Fund, you must choose a share class. The Fund offers the share classes listed on the Prospectus cover. Each share class represents an interest in the same portfolio of securities, but the classes differ in the sales charges, if any, and expenses that apply to your investment, allowing you and your Investment Professional to choose the class that best suits your investment needs.

Deciding which share class best suits your investment needs depends on a number of factors that you should discuss with your Investment Professional, including: how long you expect to hold your investment, how much you intend to invest, and the total expenses associated with each share class.

The Fund reserves the right, without notice, to change the eligibility criteria for purchasing a particular share class. For example, a class of shares may be available to purchase only by retirement plans or by institutional investors. The Fund may also waive any applicable eligibility criteria or investment minimums at its discretion.

The Fund or any class may be closed at any time for failure to achieve an economical level of assets or for other reasons. Certain financial intermediaries who hold shares on behalf of their customers impose fees when the amount of shares of a particular class falls below a minimum threshold. To the extent that the amount of shares falls below that threshold, the Fund reserves the right to liquidate the shares held in accounts maintained by the financial intermediary.

Calculation of Sales Charges for Class A Shares

For historical expense information, see the "Financial Highlights" at the end of this Prospectus.

Class A shares are sold at their public offering price, which is the NAV plus any applicable initial sales charge, also referred to as the "front-end sales load." The sales charge may be reduced or eliminated for larger purchases, as detailed below or as described under Sales Charge Reductions and Waivers for Class A Shares. The investment levels required to obtain a reduced sales charge are commonly referred to as "breakpoints."

All Class A purchases are subject to the terms described herein except for those purchases made through an intermediary specified in Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.

In order to obtain a breakpoint discount, you must inform your Investment Professional at the time you purchase shares of the existence of the other Victory accounts or purchases of Victory Funds that are eligible to be linked for the purpose of calculating the initial sales charge. The Fund or your Investment Professional may ask you for records or other information about other Victory Funds held in your Victory accounts and any linked accounts, such as accounts opened with a different financial intermediary.

The current sales charge rates and breakpoint levels for Class A shares of the Fund are listed below:

Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
Up to $49,999	5.75%	6.10%
$50,000 up to $99,999	4.50%	4.71%
$100,000 up to $249,999	3.50%	3.63%
$250,000 up to $499,999	2.50%	2.56%
$500,000 up to $999,999	2.00%	2.04%
$1,000,000 and above[1]	0.00%	0.00%

1  A contingent deferred sales charge (CDSC) of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within twelve months of purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions. You may be eligible for a reduction or waiver of this CDSC under certain circumstances. See CDSC Reductions for Class A and Class C Shares and Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries for details.

Sales Charge Reductions and Waivers for Class A Shares

There are several ways you can combine multiple purchases of Class A shares of the Victory Funds to take advantage of reduced sales charges and, in some cases, eliminate sales charges.

In order to obtain a Class A sales charge reduction or waiver, you must provide your Investment Professional, financial intermediary or the Fund's transfer agent, at the time of purchase, with current information regarding shares of any Victory Funds held in other accounts. Such information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate that a sales charge was paid for shares of the Victory Funds held in: (i) all accounts (e.g., retirement accounts) with the Victory Funds and your Investment Professional; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse or domestic partner and children under 21).

The availability of a sales charge reduction or waiver discussed below will depend upon whether you purchase your shares directly from the Fund or through a financial intermediary. In all instances, it is your responsibility to notify the Fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge reductions or waivers. Different intermediaries may impose different sales charges. These variations are described in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. Except as described with respect to the intermediaries specified in Appendix A, all Class A shares are subject to the terms stated herein. In order to obtain waivers and discounts that are not available through your intermediary, you must purchase Fund shares directly from the Fund or through another intermediary.

You can find additional information regarding sales charges and their reductions, free of charge, at vcm.com/policies, by clicking on Victory Portfolios' Mutual Funds Pricing Policies.

You may reduce or eliminate the sales charge in a number of ways:

  Breakpoint - Purchase a sufficient amount to reach a breakpoint (see Calculation of Sales Charges for Class A Shares above);
  Letter of Intent - If you anticipate purchasing $50,000 or more of shares of the Fund, including any purchase of Class A shares of other Victory Funds (excluding those Funds that do not impose a sales charge), within a 13-month period, you may qualify for a sales charge breakpoint as though the total quantity were invested in one lump sum. In order to qualify for the reduced sales charge, you must submit a non-binding Letter of Intent (the "Letter") within 90 days of the start of the purchases. Each investment you make after signing the Letter will be entitled to the sales charge applicable to the total investment indicated in the Letter. You must start with a minimum initial investment of at least 5.00% of the total amount you intend to purchase. A portion of the shares purchased under the Letter will be held in escrow until the total investment has been completed. In the event you do not complete your commitment set forth in the Letter in the time period specified, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges;
  Right of Accumulation - You may add the value of any Class A shares of the Fund that you already own (excluding shares sold without a sales charge) to the amount of your next Class A investment to determine if your additional investment will qualify for a sales charge breakpoint. The value of the Class A shares you already own will be calculated by using the greater of the current value or the original investment amount. You may be eligible for reduced sales charges on future purchases of Class A shares of the Fund after you have reached a new breakpoint. To determine your reduced sales charge, you can add the value of your Class A shares (or those held by your spouse (including life partner) and your children under age 21), determined at the previous day’s NAV, to the amount of your new purchase, valued at the current offering price. To ensure that the reduced price will be received pursuant to the Fund’s Right of Accumulation, you or your Investment Professional must inform the Fund’s transfer agent that the Right applies each time shares are purchased and provide the transfer agent with sufficient information to permit confirmation of qualification;
  Combination Privilege - You may combine the value of Class A shares you own in accounts of multiple Victory Funds (excluding shares sold without a sales charge) and in accounts of household members of your immediate family (spouse or domestic partner and children under 21) to achieve a reduced sales charge on your added investment;
  Reinstatement Privilege - You may reinvest at NAV all or part of your redemption proceeds within 90 days of a redemption of Class A shares of the Fund.
  Waiver - The Victory Funds will completely waive the sales charge for Class A shares in the following cases:
    Purchases of $1,000,000 or more;
    Purchases by certain individuals associated with the Victory Funds or service providers (see "Eligibility of Individuals Associated with the Victory Funds and Fund Service Providers");
    Purchases by registered broker-dealers, financial intermediaries or their agents or affiliates who have agreements with Victory Capital Advisers, Inc., (the "Distributor"), if the shares are purchased for their own account, purchased for retirement plans of their employees or sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;
    Purchases for trust or other advisory accounts established with a financial institution and fee-based investment products or accounts;
    Reinvestment of proceeds from a liquidation distribution of Class A shares of a Victory Fund held in a deferred compensation plan, agency, trust, or custody account;
    Purchases by retirement plans, including Section 401 and 457 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans. Investors nonetheless may be charged a fee if they effect transactions in Class A shares through a broker or agent;
    Purchases by participants in no transaction fee programs offered by certain broker-dealers (sometimes referred to as "supermarkets");
    Purchases by financial intermediaries who have entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers;
    Investors that have an investment account with the Adviser;
    Purchases by CMS Energy employees participating in a Victory prototype Roth IRA plan by way of payroll deduction from CMS Energy; and
    Individuals who reinvest the proceeds of redemptions from Class I, Class R6 or Class Y shares of a Victory Fund within 60 days of redemption.

You should inform the Fund or your Investment Professional at the time of purchase of the sales charge waiver category which you believe applies.

CDSC for Class A Shares

A contingent deferred sales charge (CDSC) of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within twelve months of purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions.

More information is available in CDSC Reductions and Waivers for Class A and Class C Shares and Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. All Class A purchases are subject to the terms described herein except for those purchases made through the intermediaries specified in Appendix A.

CDSC for Class C Shares

You will pay a 1.00% CDSC on any Class C shares you sell within twelve months of purchase. The CDSC is based on the current value of the shares being sold or their NAV when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. There is no CDSC imposed when you exchange your shares for Class C shares of another Victory Fund; however, your exchange is subject to the same CDSC schedule that applied to your original purchase.

An investor may, within 90 days of a redemption of Class C shares, reinvest all or part of the redemption proceeds in the Class C shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. Class C share proceeds reinvested do not result in a refund of any CDSC paid by the shareholder, but the reinvested shares will be treated as CDSC exempt upon reinvestment. The shareholder must ask the Distributor for such privilege at the time of reinvestment.

To keep your CDSC as low as possible, each time you sell shares we will first sell shares in your account that are not subject to a CDSC. If there are not enough of these to meet your sale, we will sell the shares in the order they were purchased.

More information is available in CDSC Reductions and Waivers for Class A and Class C Shares and Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.

CDSC Reductions and Waivers for Class A and Class C Shares

No CDSC is imposed on redemptions of Class A and Class C shares in the following circumstances:

  To the extent that the shares redeemed:
    are no longer subject to the holding period for such shares;
    resulted from reinvestment of distributions; or
    were exchanged for shares of another Victory Fund as allowed by the Prospectus, provided that the shares acquired in such exchange or subsequent exchanges will continue to remain subject to the CDSC, if applicable, calculated from the original date of purchase until the applicable holding period expires. In determining whether the CDSC applies to each redemption, shares not subject to a CDSC are redeemed first;
  Following the death or post-purchase disability of:
    a registered shareholder on an account; or
    a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;
  Distributions from individual retirement accounts, Section 403(b), Section 457 and Section 401 qualified plans, where redemptions result from:
    required minimum distributions with respect to that portion of such contributions that does not exceed 12% annually;
    tax free returns of excess contributions or returns of excess deferral amounts;
    distributions on the death or disability of the account holder;
    distributions for the purpose of a loan or hardship withdrawal from a participant plan balance; or
    distributions as a result of separation of service;
  Distributions as a result of a Qualified Domestic Relations Order or Domestic Relations Order required by a court settlement;
  In instances where the investor’s dealer or institution waived its commission in connection with the purchase and notifies the Distributor prior to the time of investment;
  When the redemption is made as part of a Systematic Withdrawal Plan (including dividends), up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established; or
  Participant-initiated distributions from employee benefit plans or participant-initiated exchanges among investment choices in employee benefit plans.

Eligibility Requirements to Purchase Class I Shares

Class I shares may only be purchased by:

  Institutional and individual retail investors with a minimum investment in Class I shares of $2,000,000 who purchase through certain broker-dealers or directly from the transfer agent;
  Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;
  Investors who purchase through advisory programs with an approved financial intermediary in which the financial intermediary typically charges the investor a fee based upon the value of the account ("Advisory Programs"). Such transactions may be subject to additional rules or requirements of the applicable Advisory Program; and
  Brokers (and their sales representatives) where those brokers have agreements with the Distributor to sell shares of the Fund.

The Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $2,000,000.

Eligibility Requirements to Purchase Class R Shares

The Fund reserves the right to change the criteria for eligible investors and the investment minimums.

Class R shares may only be purchased by:

  Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;
  Investors who purchase through Advisory Programs with an approved financial intermediary.

Eligibility Requirements to Purchase Class R6 Shares

Class R6 shares may only be purchased by:

  Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;
  Investors who purchase through Advisory Programs with an approved financial intermediary; and
  Registered investment companies.

Eligibility Requirements to Purchase Class Y Shares

Class Y shares may only be purchased by:

  Institutional and individual retail investors with a minimum investment in Class Y shares of $1,000,000 who purchase through certain broker-dealers or directly from the transfer agent;
  Clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds, who invest at least $2,500;
  Pension, profit sharing, employee benefit and other similar plans and trusts that invest in the Fund;
  Investors who purchase through Advisory Programs with an approved financial intermediary; and
  Purchases by:
    investment advisory clients of the Adviser; or
    investment advisors, consultants, broker-dealers and other financial intermediaries investing for their own accounts or for the accounts of their immediate family members.

The Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $1,000,000.

Eligibility of Individuals Associated with the Victory Funds and Fund Service Providers

Current and retired Victory Fund trustees and the officers, directors, trustees, employees, and family members of employees of the Adviser or Affiliated Providers are eligible to purchase the lowest expense share class offered by the Fund. In the case of Class A shares, such purchases are not subject to a front-end sales charge. "Affiliated Providers" are affiliates of the Adviser and organizations that provide services to the Trust.

Information About Fees

Distribution and Service Plans

In accordance with Rule 12b-1 of the Investment Company Act of 1940, the Trust has adopted Distribution and Service Plans for Class A shares, Class C shares and Class R shares of the Fund.

Under the Class A Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of its average daily net assets of its Class A shares. Under the Class R Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.50% of its average daily net assets of its Class R shares. The fee is paid for general distribution services and for providing personal services to shareholders. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund's shares. Personal services to shareholders are generally provided by broker-dealers or other intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Under the Class C Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of 1.00% of the average daily net assets of its Class C shares. Of this amount, 0.75% of the Fund's Class C shares average daily net assets will be paid for general distribution services and for selling Class C shares. The Fund will pay 0.25% of its Class C shares average daily net assets to compensate financial institutions that provide personal services to Class C shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund's Class C shares. Personal services to shareholders are generally provided by broker-dealers or other financial intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Because Rule 12b-1 fees are paid out of the Fund's assets and on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Other Payments to Financial Intermediaries

Except with respect to Class R6 shares, if you purchase Fund shares through an Investment Professional, a broker dealer, or other financial intermediary, the Fund may pay for sub-transfer agent, recordkeeping and/or similar administrative services. In addition, the Adviser (and its affiliates) may make substantial payments out of its own resources, including the profits from the advisory fees the Adviser receives from the Funds, to affiliated and unaffiliated dealers or other Investment Professionals and service providers for distribution, administrative and/or shareholder servicing activities. The Adviser also may reimburse the Distributor (or the Distributor's affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or other Investment Professionals for marketing, promotional or related expenses; these payments are often referred to as "revenue sharing."

In some circumstances, these types of payments may create an incentive for a dealer or Investment Professional or its representatives to recommend or offer shares of the Victory Funds to its customers. You should ask your dealer or Investment Professional for more details about any such payments it receives.

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker-dealers or other financial intermediaries from Fund assets, or from the resources of the Adviser or its affiliates on sales of or investments in Class R6 shares.

How to Buy Shares

Opening an Account

If you would like to open an account, you will first need to complete an Account Application.

You can obtain an Account Application by calling Victory Funds Customer Service at 1-800-539-3863. You can also download an Account Application by visiting the Victory Funds' website, VictoryFunds.com, and clicking on the Victory Funds Account Application link. Send the completed Account Application, along with a check made payable to the Victory Funds, at the following address:

Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593

You can also obtain an Account Application by contacting your Investment Professional. When you invest through an Investment Professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ. In addition to any limitations described in this Prospectus, an Investment Professional or other intermediary may also place other limits on your ability to use the services of the Fund. Sometimes an Investment Professional will charge you for its services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Fund.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Fund is unable to collect the required information, you may not be able to open your account. Additional details about the Fund's Customer Identification Program are available in the section "Important Fund Policies."

If you participate in a retirement plan that offers one of the Victory Funds as an option, please consult your employer for information on how to purchase shares of the Victory Funds through the plan, including any restrictions or limitations that may apply.

Paying for Your Initial Purchase

If you wish to make a purchase directly from the Victory Funds, make your check payable to the "Victory Funds." All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Fund does not accept cash, money orders, traveler's checks, credit card convenience checks, or third party checks. Additionally, bank starter checks are not accepted for the shareholder's initial investment into the Fund. All payments must be denominated in U.S. dollars.

Minimum Investments

If you would like to buy Class A or Class C shares, the minimum investment required to open an account is $2,500 ($1,000 for IRA accounts), with additional investments of at least $50. If you would like to buy Class I, Class R, Class R6 or Class Y shares, you must first be an Eligible Investor, as discussed in the section Choosing a Share Class — Eligibility Requirements to Purchase. There are no minimum investment amounts required for Class I, Class R, Class R6 or Class Y shares except as set forth in the Eligibility Requirements to Purchase with respect to some types of accounts.

For Class C shares, individual purchases of $1,000,000 and above will automatically be made in Class A shares.

If your account falls below the minimum investment amount, we may ask you to reestablish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

The minimum investment required to open an account may be waived or lowered for employees, and immediate family members of the employee, of the Adviser, the Administrator, and their affiliates. In addition, the minimum investment required may be waived when the Fund is purchased through an Advisory Program or within qualified retirement plans or in other similar circumstances. Although the Fund may sometimes waive the minimum investment, when it does so, it always reserves the right to reject initial investments under the minimum at its discretion.

There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs.

The Fund reserves the right to change the criteria for eligible investors and the investment minimums.

Purchasing Additional Shares

Once you have an existing account, you can make additional investments at any time in any amount (subject to any minimums) in the following ways:

  By Mail

  To ensure that your additional investment is properly credited to your account, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

  By Telephone

  If you have an existing account that has been set up to receive electronic transfers, you can buy additional shares by calling Victory Funds Customer Service at 800-539-3863 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.

  By Exchange

  You may purchase shares of the Fund using the proceeds from the simultaneous redemption of shares of another Victory Fund if it is eligible for an exchange with your Fund. You may initiate an exchange online (if you are a registered user of VictoryFunds.com), by telephone, or by mail. See the section "Exchanging Shares."

  Via the Internet

  If you are a registered user, you may request a purchase of shares through our website at VictoryFunds.com. Your account must be set up for Automated Clearing House ("ACH") payment in order to execute online purchases.

  By ACH

  Your account must be set up for ACH payment in order to execute purchases online or by telephone. It takes about 15 days to set up an ACH account and only domestic member banks may be used. After your account is set up, your purchase amount can be transferred by ACH. Currently, the Fund does not charge a fee for ACH transfers but it reserves the right to charge for this service in the future. Your originating bank may charge a fee for ACH transfers.

  By Wire

  You may buy Fund shares by bank wire transfer of same day funds. Please call Victory Funds Customer Service at 800-539-3863 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday for wiring instructions. Any commercial bank can transfer same-day funds by wire.

  Although the transfer agent does not currently charge you for receiving same-day funds, it reserves the right to charge for this service in the future. Your bank may charge you for wiring same-day funds. You cannot buy shares for tax-qualified retirement plans by wire transfer.

  By Systematic Investment Plan

  To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount ($50 or more) and frequency of your investment. You can select monthly, quarterly, semi-annual or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement before we will make automatic withdrawals from your bank account and invest it in shares of the Fund.

Other Purchase Rules You Should Know

The Fund reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund or its shareholders. The Fund also reserves the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a Fund account, or to add to an existing Fund account.

Keep these addresses handy for purchases, exchanges, or redemptions.

BY REGULAR U.S. MAIL	Victory Funds P.O. Box 182593 Columbus, OH 43218-2593
BY OVERNIGHT MAIL	Use the following address ONLY for overnight packages: Victory Funds c/o FIS TA Operations 4249 Easton Way, Suite 400 Columbus, OH 43219 PHONE: 800-539-3863
BY WIRE	Call 800-539-3863 BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.
BY TELEPHONE	800-539-FUND (800-539-3863)
ON THE INTERNET	www.VictoryFunds.com

If you would like to make additional investments after your account is established, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

Statements and Reports

You will receive a periodic statement reflecting any transactions that affect the balance or registration of Fund shares in your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account's statements. Share certificates are not issued. Twice a year, you will receive a financial report of the Fund. By February 15th of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.

Retirement Plans

You can use the Fund as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation.

How to Exchange Shares

There may be limits on the ability to exchange between certain Victory Funds. You can obtain a list of Victory Funds available for exchange by calling 800-539-FUND or by visiting VictoryFunds.com

The shares of any class of the Fund may be exchanged for the shares of any other class offered by the Fund or the same class, or any other class, of any other Victory Fund, either through your Investment Professional or directly through the Fund, subject to the conditions described below:

  Exchanges are subject to any CDSC, minimum investment limitation or eligibility requirements described in the applicable Prospectus and SAI. You may be required to provide sufficient information to establish eligibility to exchange into a new share class.
  To exchange between Victory Funds, the other Victory Fund you wish to exchange into must be eligible for exchange with your Fund.
  Shares of the Victory Fund selected for exchange must be available for sale in your state of residence.

If you have questions about these, or any of the Fund's other exchange policies, please consult Victory Customer Service or your Investment Professional before requesting an exchange.

Before exchanging, you should read the Prospectus of the Fund you wish to exchange into, which may be subject to different risks, fees and expenses.

Class C Share Conversion

Effective May 1, 2018, Class C shares of the Fund will automatically convert to Class A shares in the month following the 10-year anniversary date of the purchase of the Class C Shares. The conversion will be effected at the relative NAV of each such class without the imposition of any sales charge, fee or other charge.

You may be able to voluntarily convert your Class C shares before the 10-year anniversary to a different share class of the same Fund that has a lower total annual operating expense ratio provided certain conditions are met. This voluntary conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Adviser or the Distributor specific for this purpose. Generally, Class C shares are not eligible for conversion until the applicable CDSC period has expired. Please contact your financial intermediary for additional information.

Processing Your Voluntary Exchange/Conversion

If your exchange or conversion request is received and accepted by the Fund, an Investment Professional or other intermediary by the close of trading as described in the section entitled, “Share Price,” then your request will be processed the same day. If received after the close of trading, your request will be processed on the next business day. Please contact your financial intermediary regarding the tax consequences of any exchange or conversion.

Exchanges will occur at the respective NAVs of the Fund's share classes next calculated after receipt and acceptance of your exchange request in good order, plus any applicable sales charge described in the Prospectus. Share class conversions will be based on the respective NAV of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day's NAVs.

Requesting an Exchange

You can exchange shares of the Fund by telephone, by mail or via the Internet. You cannot exchange into an account with a different registration or tax identification number.

By Telephone

Unless you indicate otherwise on the account application, Victory Customer Service will be authorized to accept exchange instructions received by telephone.

By Mail

Send a letter of instruction signed by all registered owners or their legal representatives to the Victory Funds.

Via the Internet

You may also exchange shares via the Internet at VictoryFunds.com if you are a registered user.

Other Exchange Rules You Should Know

The Fund may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Fund may terminate or modify the exchange privilege at any time on 60 days' notice to shareholders.

An exchange of Fund shares for shares of another Victory Fund constitutes a sale for tax purposes unless the exchange is made within an IRA or other tax-deferred account.

For information on how to exchange shares of the Fund that were purchased through your employer's retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.

How to Sell Shares

There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.

If your redemption request is received in good order by the close of trading on the NYSE, your redemption will be processed the same day. Your redemption will not be processed until the next business day if it is received after the close of trading on the NYSE. You cannot redeem your shares at www.VictoryFunds.com.

BY TELEPHONE

The easiest way to redeem shares is by calling 800-539-FUND. When you fill out your original application, be sure to check the box marked "Telephone Authorization." Then when you are ready to sell, call and tell us which one of the following options you would like to use:

  Mail a check to the address of record;
  Wire funds to a previously designated domestic financial institution;
  Mail a check to a previously designated alternate address; or
  Electronically transfer your redemption via ACH to a previously designated domestic financial institution.

The transfer agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the transfer agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, none of the Trust, its servicing agents, the Adviser, or the transfer agent will be responsible for any losses. If the transfer agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.

If there is an unusual amount of market activity and you cannot reach the transfer agent or your Investment Professional by telephone, consider placing your order by mail.

BY MAIL

Use the regular U.S. mail or overnight mail address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A Medallion signature guarantee is required for the following redemption requests:

  Your account registration has changed within the last 15 business days;
  The check is not being mailed to the address on your account;
  The check is not being made payable to the owner of the account;
  The redemption proceeds are being transferred to another Victory Fund account with a different registration; or
  The check or wire is being sent to a different bank account than was previously designated.

You can get a Medallion signature guarantee from a financial institution — such as a commercial bank, broker dealer, credit union, clearing agency, or savings bank — that is a member of a Medallion signature guarantee program.

BY WIRE

If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call before the close of trading on the NYSE, your funds will be wired on the next business day.

BY ACH

Normally, your redemption will be processed on the same day, but will be processed on the next day if received after the close of trading on the NYSE. It will be transferred by ACH as long as the transfer is to a domestic bank.

Systematic Withdrawal Plan

If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more at the time you establish the Systematic Withdrawal Plan. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a Medallion signature guaranteed letter of instruction. You should be aware that each withdrawal may be a taxable transaction. Also, each withdrawal reduces your account balance, and eventually your account balance may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below the initial purchase minimum, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.

Additional Information About Redemptions
  Redemption proceeds from the sale of Fund shares purchased by a check or through ACH will be held until the purchase check or ACH has cleared, which will take up to 10 business days.
  We typically expect to send the proceeds from your share redemption within one business day after we execute your order, but we may take up to seven business days to send redemption proceeds, regardless of payment type. When you sell shares through your financial intermediary, you can ask the intermediary to tell you when you can expect to receive the proceeds of your redemption.
  The Fund may suspend your right to redeem your shares in the following circumstances:
    During non-routine closings of the NYSE;
    When the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund's securities; or
    When the SEC orders a suspension to protect the Fund's shareholders.
  The Fund typically uses cash and cash equivalents held in its portfolio or sells portfolio assets to meet redemption requests. In unusual circumstances or under stressed market conditions, the Fund may use other methods to raise cash to meet redemption requests. For example, the Fund may draw funds from a line of credit or borrow available cash held by other Victory Funds under an "interfund lending program" in reliance on an exemptive order from the SEC.
  The Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1.00% of the Fund's net assets. The Fund reserves the right to pay the remaining portion "in kind," that is, in portfolio securities rather than cash. Securities received pursuant to an in-kind redemption are subject to market risk until sold and may be subject to brokerage and other fees.
  If you choose to have your redemption proceeds mailed to you and either the U.S. Postal Service is unable to deliver the redemption check to you or the check remains outstanding for more than six months, the Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed redemption checks.

Distributions and Taxes

Buying a dividend. You should check the Fund's distribution schedule before you invest. If you buy shares of the Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

As a shareholder, you are entitled to your share of net income and capital gains on the Fund's investments. The Fund passes its earnings along to investors in the form of dividends. Dividends paid by the Fund represent the net income from dividends and interest earned on investments after expenses. The Fund will distribute short-term gains, as necessary, and if the Fund makes a long-term capital gain distribution, it is normally paid once a year.

Ordinarily, the Fund declares and pays dividends quarterly. However, the Fund may not always pay a dividend or distribution for a given period. Each class of shares declares and pays dividends separately.

Distributions can be received in one of the following ways. Please check with your Investment Professional if you are unsure of which option is right for you.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-FUND.

Reinvestment Option

You can have distributions automatically reinvested in additional shares of your Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-FUND.

Cash Option

A check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the U.S. Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the reinvestment option as described above. The Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks.

Income Earned Option

You can automatically reinvest your dividends in additional Fund shares and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.

Directed Distributions Option

In most cases, you can automatically reinvest distributions in shares of another Victory Fund. If you reinvest your distributions in a different Victory Fund, you will pay a sales charge on the amount of reinvested distributions.

Directed Bank Account Option

In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the transfer agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.

Important Information About Taxes

The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in the Fund.

The Fund expects to pay no federal income tax on the earnings and capital gains it distributes to shareholders.

  Qualified dividends received from the Fund by noncorporate shareholders will be taxed at long-term capital gain rates to the extent attributable to qualified dividends received by the Fund. Nonqualified dividends, dividends received by corporate shareholders and dividends from the Fund's short-term capital gains are taxable as ordinary income. Dividends from the Fund's long-term capital gains are taxable as long-term capital gains.
  Dividends are treated in the same manner for U.S. federal income tax purposes whether you receive them in cash, additional shares of the Fund, or you reinvest them in shares of another Victory Fund.
  An exchange of the Fund's shares for shares of another Victory Fund will be treated as a sale. When you sell or exchange shares of the Fund, you must recognize any gain or loss.
  An exchange of one class of the Fund's shares for shares of another class of the same Fund generally constitutes a nontaxable exchange.
  Distributions from the Fund and gains from the disposition of your shares may also be subject to state and local income tax.
  An additional 3.8% Medicare tax will be imposed on certain net investment income (which includes ordinary dividends, capital gain distributions from the Fund, and gain recognized on a disposition of shares) of certain U.S. individuals, estates, and trusts.
  Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.
  Tax statements will be mailed from the Fund by mid-February showing the amounts and tax status of distributions made to you.
  Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.
  The Fund is generally required by law to provide you and the Internal Revenue Service with certain cost basis information related to the sale or redemption of any of your shares in the Fund acquired on or after January 1, 2012 (including distributions that are reinvested in additional shares of the Fund).
  The Fund may be required to withhold tax from taxable distributions if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or the Fund is notified by the Internal Revenue Service that backup withholding is required.
  You should review the more detailed discussion of federal income tax considerations in the SAI and consult your tax adviser regarding the federal, state, local, or foreign tax consequences resulting from your investment in the Fund.
  The Fund may provide estimated capital gain distribution information through its website at VictoryFunds.com.

Important Fund Policies

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Victory Funds must obtain the following information for each person who opens a new account:

  Name;
  Date of birth (for individuals);
  Residential or business street address (although post office boxes are still permitted for mailing); and
  Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Victory Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Victory Funds may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Account Maintenance Information

For the following non-financial transactions, the Victory Funds require proof that your signature authorizing a transaction is authentic. This verification can be provided in all cases by either a Signature Validation Program (SVP) stamp or a Medallion signature guarantee (MSG). In some instances a Notary Public stamp is an acceptable alternative. As with the Medallion signature guarantee, a SVP stamp can also be obtained from a financial institution that is a member of the SVP program.

  Change of name (Notary Public, SVP or MSG);
  Add/change banking instructions (SVP or MSG);
  Add/change beneficiaries (Notary Public, SVP or MSG);
  Add/change authorized account traders (SVP or MSG);
  Adding a Power of Attorney (Notary Public, SVP or MSG);
  Add/change Trustee (Notary Public, SVP or MSG); and
  Uniform Transfers to Minors Act/Uniform Gifts to Minors Act custodian change (Notary Public, SVP or MSG).

Market Timing

The Victory Funds discourage frequent purchases and redemptions of Fund shares (market timing). Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders by increasing portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.

The Fund's Board of Trustees has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Fund will:

  Employ "fair value" pricing, as described in this Prospectus under Share Price, to minimize the discrepancies between a security's market quotation and its perceived market value, which often gives rise to market timing activity; and
  Monitor for suspected market timing based on "short-term transaction" activity, that is, a purchase or redemption of a Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.

In monitoring for market timing activity, we consider, among other things, the frequency of your trades and whether you acquired your Fund shares directly through the transfer agent or whether you combined your trades with a group of shareholders in an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary.

Frequent trading by a shareholder is generally a characteristic of market timing. Therefore, any account in which Fund shares are acquired directly through the transfer agent, or where the Fund can adequately identify the shareholder, with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder's trading privileges (other than redemption of Fund shares) will be suspended.

We may make exceptions to the "short-term transaction" policy for certain types of transactions if, in the opinion of the Adviser, under the oversight of the Board, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the Fund, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the Fund or administrator and transactions by certain qualified funds-of-funds.

If you acquired shares through an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary (such as investment advisers, broker-dealers, third-party administrators or insurance companies), and market timing is suspected, different purchase and exchange limitations may apply. We may rely upon a financial intermediary's policy to deter short-term or excessive trading (i) if we believe that the financial intermediary's policy is reasonably designed to detect and deter transactions that are not in the best interests of the Fund, or (ii) if we receive an undertaking from the financial intermediary to enforce short-term or excessive trading policies on behalf of the Fund that provide a substantially similar level of protection for the Fund against such transactions. If you hold your Fund shares through a financial intermediary, you are advised to consult the intermediary to determine what purchase and exchange limitations apply to your account.

We reserve the right to reject or cancel a purchase or exchange order for any reason without prior notice. We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy.

The Fund's market timing policies and procedures may be modified or terminated at any time under the oversight of the Board.

Portfolio Holdings Disclosure

The Fund discloses its complete portfolio holdings as of the end of its second fiscal quarter and its fiscal year in its reports to shareholders. The Fund sends reports to its existing shareholders no later than 60 days after the relevant fiscal period, and files these reports with the SEC by the 70th day after the end of the relevant fiscal period. You can find these reports on the Fund's website, VictoryFunds.com, and on the SEC's website, www.sec.gov.

The Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find these filings on the SEC’s website, www.sec.gov.

The Fund also discloses its complete portfolio holdings each calendar quarter on the Fund's website, VictoryFunds.com, no earlier than the 15th day after the quarter end.

You can find a complete description of the Fund's policies and procedures with respect to disclosure of its portfolio securities in the Fund's SAI or on the Fund's website, VictoryFunds.com.

Performance

The Victory Funds may advertise the performance of the Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations.

Advertising information may include the average annual total return of the Fund calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications.

Shareholder Communications

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling the Victory Funds at 800-539-FUND (800-539-3863), and they will be delivered promptly.

While this Prospectus and the SAI of the Trust describe pertinent information about the Trust and the Fund, neither this Prospectus nor the SAI represents a contract between the Trust or the Fund and any shareholder.

Financial Highlights

The following financial highlights tables reflect historical information about shares of the Fund and are intended to help you understand the Fund's financial performance for the past five years.

Certain information shows the results of an investment in one share of the Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The information for each period has been audited by Ernst & Young LLP, the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The Fund's annual and semi-annual reports are available by calling the Fund at 800-539-FUND and at VictoryFunds.com.

Diversified Stock Fund

	Class A Shares
	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
Net Asset Value, Beginning of Period	$18.01	$20.80	$23.04	$21.10	$16.26
Investment Activities:
Net investment income (loss)	0.13(a)	0.20(a)	0.15	0.21	0.21
Net realized and unrealized gains (losses) on investments	4.28	(1.04)	0.97	2.32	4.83
Total from Investment Activities	4.41	(0.84)	1.12	2.53	5.04
Distributions to Shareholders:
Net investment income	(0.17)	(0.19)	(0.15)	(0.20)	(0.20)
Net realized gains from investments	(0.22)	(1.76)	(3.21)	(0.39)	—
Total Distributions to Shareholders	(0.39)	(1.95)	(3.36)	(0.59)	(0.20)
Net Asset Value, End of Period	$22.03	$18.01	$20.80	$23.04	$21.10
Total Return	24.85%	(4.21)%	4.85%	12.13%	31.19%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$311,255	$352,748	$532,180	$810,011	$920,589
Ratio of net expenses to average net assets	1.05%	1.07%	1.09%	1.10%	1.08%
Ratio of net investment income to average net assets	0.66%	1.06%	0.68%	0.93%	1.12%
Portfolio turnover (b)	133%(c)	74%	74%	70%	89%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(c)  Portfolio turnover increase due to a change within the portfolio holdings during the year.

	Class C Shares
	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
Net Asset Value, Beginning of Period	$17.30	$20.07	$22.38	$20.53	$15.83
Investment Activities:
Net investment income (loss)	(0.02)(a)	0.04(a)	(0.03)	0.02	0.04
Net realized and unrealized gains (losses) on investments	4.10	(1.00)	0.95	2.25	4.72
Total from Investment Activities	4.08	(0.96)	0.92	2.27	4.76
Distributions to Shareholders:
Net investment income	(0.04)	(0.05)	(0.02)	(0.03)	(0.06)
Net realized gains from investments	(0.22)	(1.76)	(3.21)	(0.39)	—
Total Distributions to Shareholders	(0.26)	(1.81)	(3.23)	(0.42)	(0.06)
Net Asset Value, End of Period	$21.12	$17.30	$20.07	$22.38	$20.53
Total Return	23.82%	(5.01)%	4.01%	11.18%	30.16%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$36,001	$50,213	$67,997	$76,697	$82,069
Ratio of net expenses to average net assets	1.87%	1.90%	1.91%	1.89%	1.90%
Ratio of net investment income (loss) to average net assets	(0.12)%	0.23%	(0.16)%	0.13%	0.25%
Portfolio turnover (b)	133%(c)	74%	74%	70%	89%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(c)  Portfolio turnover increase due to a change within the portfolio holdings during the year.

	Class I Shares
	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
Net Asset Value, Beginning of Period	$17.98	$20.77	$23.01	$21.08	$16.25
Investment Activities:
Net investment income (loss)	0.19(a)	0.24(a)	0.20	0.27	0.25
Net realized and unrealized gains (losses) on investments	4.27	(1.03)	0.98	2.31	4.83
Total from Investment Activities	4.46	(0.79)	1.18	2.58	5.08
Distributions to Shareholders:
Net investment income	(0.22)	(0.24)	(0.21)	(0.26)	(0.25)
Net realized gains from investments	(0.22)	(1.76)	(3.21)	(0.39)	—
Total Distributions to Shareholders	(0.44)	(2.00)	(3.42)	(0.65)	(0.25)
Net Asset Value, End of Period	$22.00	$17.98	$20.77	$23.01	$21.08
Total Return	25.21%	(3.96)%	5.16%	12.39%	31.49%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$74,466	$162,923	$313,482	$362,936	$394,394
Ratio of net expenses to average net assets	0.80%	0.80%	0.81%	0.82%	0.82%
Ratio of net investment income to average net assets	0.99%	1.33%	0.94%	1.20%	1.38%
Portfolio turnover (b)	133%(c)	74%	74%	70%	89%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(c)  Portfolio turnover increase due to a change within the portfolio holdings during the year.

	Class R Shares
	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
Net Asset Value, Beginning of Period	$17.75	$20.54	$22.79	$20.89	$16.10
Investment Activities:
Net investment income (loss)	0.07(a)	0.14(a)	0.08	0.14	0.14
Net realized and unrealized gains (losses) on investments	4.23	(1.04)	0.97	2.29	4.80
Total from Investment Activities	4.30	(0.90)	1.05	2.43	4.94
Distributions to Shareholders:
Net investment income	(0.12)	(0.13)	(0.09)	(0.14)	(0.15)
Net realized gains from investments	(0.22)	(1.76)	(3.21)	(0.39)	—
Total Distributions to Shareholders	(0.34)	(1.89)	(3.30)	(0.53)	(0.15)
Net Asset Value, End of Period	$21.71	$17.75	$20.54	$22.79	$20.89
Total Return	24.56%	(4.55)%	4.57%	11.77%	30.82%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$66,310	$69,751	$89,949	$107,486	$125,974
Ratio of net expenses to average net assets	1.33%	1.36%	1.38%	1.38%	1.38%
Ratio of net investment income to average net assets	0.38%	0.77%	0.38%	0.66%	0.77%
Portfolio turnover (b)	133%(c)	74%	74%	70%	89%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(c)  Portfolio turnover increase due to a change within the portfolio holdings during the year.

	Class R6 Shares
	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Period Ended October 31, 2014(a)
Net Asset Value, Beginning of Period	$17.98	$20.77	$23.01	$21.45
Investment Activities:
Net investment income (loss)	0.18(b)	0.26(b)	0.19	0.19
Net realized and unrealized gains (losses) on investments	4.29	(1.05)	0.99	1.58
Total from Investment Activities	4.47	(0.79)	1.18	1.77
Distributions to Shareholders:
Net investment income	(0.23)	(0.24)	(0.21)	(0.21)
Net realized gains from investments	(0.22)	(1.76)	(3.21)	—
Total Distributions to Shareholders	(0.45)	(2.00)	(3.42)	(0.21)
Net Asset Value, End of Period	$22.00	$17.98	$20.77	$23.01
Total Return (c)	25.24%	(3.93)%	5.19%	8.27%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,427	$2,332	$5,447	$54
Ratio of net expenses to average net assets (d)	0.78%	0.78%	0.78%	0.78%
Ratio of net investment income to average net assets (d)	0.94%	1.40%	0.78%	1.25%
Ratio of gross expenses to average net assets (d),(e)	1.29%	0.92%	2.01%	29.23%
Portfolio turnover (c),(f)	133%(g)	74%	74%	70%

(a)  Class R6 Shares commenced operations on March 3, 2014.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  Portfolio turnover increase due to a change within the portfolio holdings during the year.

	Class Y Shares
	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Period Ended October 31, 2013(a)
Net Asset Value, Beginning of Period	$18.00	$20.79	$23.04	$21.10	$17.66
Investment Activities:
Net investment income (loss)	0.17(b)	0.23(b)	0.19	0.26	0.16
Net realized and unrealized gains (losses) on investments	4.28	(1.03)	0.97	2.32	3.43
Total from Investment Activities	4.45	(0.80)	1.16	2.58	3.59
Distributions to Shareholders:
Net investment income	(0.21)	(0.23)	(0.20)	(0.25)	(0.15)
Net realized gains from investments	(0.22)	(1.76)	(3.21)	(0.39)	—
Total Distributions to Shareholders	(0.43)	(1.99)	(3.41)	(0.64)	(0.15)
Net Asset Value, End of Period	$22.02	$18.00	$20.79	$23.04	$21.10
Total Return (c)	25.11%	(4.01)%	5.06%	12.39%	20.41%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$8,843	$11,907	$18,526	$23,001	$25,233
Ratio of net expenses to average net assets (d)	0.86%	0.86%	0.86%	0.86%	0.86%
Ratio of net investment income to average net assets (d)	0.88%	1.27%	0.90%	1.17%	1.06%
Ratio of gross expenses to average net assets (d),(e)	0.94%	0.96%	0.98%	0.95%	1.01%
Portfolio turnover (c),(f)	133%(g)	74%	74%	70%	89%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  Portfolio turnover increase due to a change within the portfolio holdings during the year.

Appendix A — Variations in Sales Charge
Reductions and Waivers Available Through
Certain Intermediaries

The availability of certain initial and contingent deferred sales charge reductions and waivers may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. The following information about variations in sales charge reductions and waivers is applicable only to investors who purchase Fund shares through a Merrill Lynch or Morgan Stanley Wealth Management platform or account.

In all instances, it is your responsibility to notify the Fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge reductions or waivers. For reductions and waivers not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive those reductions and waivers.

Merrill Lynch

Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or in the SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch's platform
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this Prospectus
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)
CDSC Waivers on A and C Shares available at Merrill Lynch
Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only)
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this Prospectus
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Morgan Stanley Wealth Management

Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Morgan Stanley
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
Shares purchased through a Morgan Stanley self-directed brokerage account
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

P.O. Box 182593
Columbus, OH 43218-2593

Statement of Additional Information (SAI):  The SAI contains more information about the Fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you do not request a copy.

Annual and Semi-Annual Reports:  Annual and semi-annual reports contain more information about the Fund's investments and the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal period.

How to Obtain Information:  You may obtain a free copy of the SAI or annual and semi-annual reports, and ask questions about the Fund or your accounts, online at VictoryFunds.com, by contacting the Victory Funds at the following address or telephone number, or by contacting your financial intermediary.

By telephone: Call Victory Funds at 800-539-FUND (800-539-3863)	By mail: Victory Funds P.O. Box 182593 Columbus, OH 43218-2593

You also can get information about the Fund (including the SAI and other reports) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person: SEC Public Reference Room Washington, D.C. Call 202-551-8090 for location and hours.	By mail: SEC Public Reference Section Washington, D.C. 20549-1520	On the Internet: EDGAR database at sec.gov or by email request at publicinfo@sec.gov
Investment Company Act File Number 811-4852	VF-DSTK-PRO (03/18)

March 1, 2018

Prospectus

Victory INCORE Fund for Income

Class A	Class C	Class I	Class R	Class R6	Class Y
IPFIX	VFFCX	VFFIX	GGIFX	VFFRX	VFFYX

Victory INCORE Investment Grade Convertible Fund

Class A	Class C	Class I	Class R	Class R6	Class Y
SBFCX	—	VICIX	—	—	—

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

VictoryFunds.com
800-539-FUND
(800-539-3863)

Victory Funds

Fund Summaries

    INCORE Fund for Income Summary

    INCORE Investment Grade Convertible Fund Summary

Additional Fund Information

    Investments

    Risk Factors

Organization and Management of the Funds

Investing with the Victory Funds

    Share Price

    Choosing a Share Class

    Information About Fees

    How to Buy Shares

    How to Exchange Shares

    How to Sell Shares

Distributions and Taxes

Important Fund Policies

Financial Highlights

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

INCORE Fund for Income Summary

Investment Objective

The Fund seeks to provide a high level of current income consistent with preservation of shareholders' capital.

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with the Victory Funds on page 19 of the Fund's Prospectus and in Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 41 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (paid directly from your investment)	Class A	Class C	Class I	Class R	Class R6	Class Y
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.00%	NONE	NONE	NONE	NONE	NONE
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	NONE[1]	1.00%[2]	NONE	NONE	NONE	NONE
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution (12b-1) Fees	0.25%	1.00%	0.00%	0.25%	0.00%	0.00%
Other Expenses	0.17%	0.21%	0.15%	0.17%	0.27%	0.22%
Total Annual Fund Operating Expenses	0.88%	1.67%	0.61%	0.88%	0.73%	0.68%
Fee Waiver/Expense Reimbursement	0.00%	0.00%	0.00%	0.00%	(0.10)%[3]	0.00%[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.88%	1.67%	0.61%	0.88%	0.63%[3]	0.68%[3]

1  A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see the section entitled Choosing a Share Class.

2  Applies to shares sold within 12 months of purchase.

3  Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest taxes and brokerage commissions) do not exceed 0.63% and 0.71% of Class R6 and Class Y shares, respectively, through at least February 28, 2019. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods (or continue holding your shares in the case of Class C shares). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$288	$475	$678	$1,263
Class C
If you sell your shares at the end of the period	$270	$526	$907	$1,976
If you do not sell your shares at the end of the period	$170	$526	$907	$1,976
Class I	$62	$195	$340	$762
Class R	$90	$281	$488	$1,084
Class R6	$64	$223	$396	$897
Class Y	$69	$218	$379	$847

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover will generally indicate higher transaction costs, resulting in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategy

The Adviser pursues the Fund's investment objective by investing primarily in securities issued by the U.S. government and its agencies or instrumentalities.

Under normal circumstances, the Fund primarily invests in:

  Mortgage-backed obligations and collateralized mortgage obligations ("CMOs") issued by the Government National Mortgage Association ("GNMA"), with an average effective maturity ranging from 2 to 10 years.
  Obligations issued or guaranteed by the U.S. government or by its agencies or instrumentalities with a dollar-weighted average maturity normally less than 5 years.

The goal of the Fund's strategy is to provide high, reliable income by investing in securities backed 100% by the full faith and credit of the U.S. government. Portfolio construction consists of three factor-driven layers: (1) top-down, macro-economic; (2) mid-level, relative value; and (3) bottom-up, borrower characteristics. The greatest emphasis will generally be on the bottom-up factor, but the relative weightings of the three layers can and will vary over time, as each factor is reflective of the broad economic environment. The Adviser's sell discipline is driven by actual borrower prepayments, where bonds that exhibit either erratic or consistently fast prepayment speeds are sold first.

The Fund may purchase or sell securities on a when-issued, to-be-announced or delayed delivery basis.

The Fund's average effective maturity is based on the value of a Fund's investments in securities with different maturity dates. This measures the sensitivity of the Fund to changes in interest rates. The value of a long-term debt security is more sensitive to interest rate changes than the value of a short-term security.

There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures.

Principal Risks

The Fund's investments are subject to the following principal risks:

  Debt Securities Risk. The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.
  Interest Rate Risk. Interest rates may rise or the rate of inflation may increase, impacting the value of investments in fixed income securities. A debt issuer’s credit quality may be downgraded or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.
  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions, including rising interest rates, may adversely affect the liquidity of the Fund’s investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid securities and relatively less liquid securities may also be difficult to value. Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal due to the increased supply in the market that would result from selling activity.
  Management Risk. The Adviser may not execute the Fund's principal investment strategy effectively.
  Mortgage- and Asset-Backed Securities Risk. During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.
  Prepayment Risk. The amounts that the Fund receives as interest, sale proceeds or amounts received as a result of prepayment of asset-backed or mortgage-related securities may be reinvested at lower interest rates.
  U.S. Government Agency Obligations Risk. A U.S. government agency or instrumentality may default on its obligation and the U.S. government may not provide support. The Fund may invest in securities issued by certain U.S. government instrumentalities which are supported only by the credit of those instrumentalities.
  When-Issued, TBA and Delayed Delivery. The market value of a security issued on a when-issued, to-be-announced or delayed-delivery basis may change before the delivery date, which may adversely impact the Fund’s net asset value ("NAV"). There is also the risk that a party fails to deliver the security on time or at all.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to a broad measure of market performance. We assume reinvestment of dividends and distributions.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

Calendar Year Returns for Class R Shares

(The annual return in the bar chart is for the Fund’s oldest class of shares, Class R shares. Due to differing charges and expenses, the performance of classes not shown in the bar chart will differ.)

Highest Quarter	2.81% (quarter ended March 31, 2008)
Lowest Quarter	-1.53% (quarter ended December 31, 2016)

Average Annual Total Returns (For the Periods ended December 31, 2017)	1 Year	5 Years (or Life of Class)	10 Years (or Life of Class)
CLASS R Before Taxes	0.40%	0.66%	2.76%
CLASS R After Taxes on Distributions	-1.78%	-1.49%	0.68%
CLASS R After Taxes on Distributions and Sale of Fund Shares	0.23%	-0.46%	1.30%
CLASS A Before Taxes	-1.60%	0.25%	2.57%
CLASS C Before Taxes	-1.34%	-0.11%	1.97%
CLASS I Before Taxes	0.67%	0.95%	1.66%[1]
CLASS R6 Before Taxes	0.66%	0.72%[1]	N/A
CLASS Y Before Taxes	0.61%	0.89%[1]	N/A
INDEX
Bloomberg Barclays Capital 1-5 Year U.S. Gov't Bond Index Index returns reflect no deduction for fees, expenses or taxes.	0.69%	0.74%	2.06%

1  Inception dates of Class I, R6 and Y shares are March 1, 2011, March 4, 2015 and January 28, 2013, respectively.

After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's INCORE Capital Management ("INCORE") investment franchise.

Portfolio Managers
	Title	Tenure with the Fund
Heidi L. Adelman	Chief Investment Officer of INCORE	Since 2006
Harriet R. Uhlir	Portfolio Manager	Since 2013

Purchase and Sale of Fund Shares
Investment Minimums	Class A	Class C	Class I	Class R	Class R6	Class Y
Minimum Initial Investment	$2,500	$2,500	$2,000,000	NONE	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	NONE	NONE	NONE

For Class A and Class C shares a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and purchases through automatic investment plans.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value ("NAV") after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services for investments in all classes except Class R6. These payments may create a conflict of interest by influencing the financial intermediary and its salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

INCORE Investment Grade Convertible Fund Summary

Investment Objective

The Fund seeks to provide a high level of current income together with long-term capital appreciation.

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with the Victory Funds on page 19 of the Fund's Prospectus and in Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 41 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.00%	NONE
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	NONE[1]	NONE
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	0.00%
Other Expenses	0.30%	0.19%
Total Annual Fund Operating Expenses	1.30%	0.94%

1  A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see the section entitled Choosing a Share Class.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$330	$604	$899	$1,736
Class I	$96	$300	$520	$1,155

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover will generally indicate higher transaction costs, resulting in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategy

The Adviser pursues the Fund's investment objective by investing primarily in securities convertible into common stocks, such as convertible bonds, convertible notes, and convertible preferred stocks. The Fund may invest in equity securities of foreign companies traded on U.S. exchanges, including American Depositary Receipts and Global Depositary Receipts (ADRs and GDRs).

Under normal circumstances, the Fund will invest at least 80% of its assets in investment grade securities convertible into common stock and synthetic convertible securities, which are derivative positions composed of two or more securities with investment characteristics that, when taken together, resemble those of traditional convertible securities.

The Fund may invest up to 20% of its net assets in below-investment-grade securities (sometimes referred to as "junk bonds") if the Adviser believes that the positive qualities of the security justify the potential risk. These securities are rated Ba, B, Caa, or lower by Moody's and BB, B, CCC or lower by S&P. The Fund also may purchase unrated securities with similar characteristics.

The Adviser employs a bottom-up research process by identifying convertible securities that possess strong underlying equity potential, high quality financial characteristics and the opportunity for solid total return over a 12-18 month time horizon. The Adviser may sell a security when the underlying equity valuation changes due to a price change or change in fundamentals of the company, the underlying fixed income component has deteriorated or the convertible characteristics have changed.

Principal Risks

The Fund's investments are subject to the following principal risks:

  Convertible Securities Risk. Convertible securities rank senior to the issuer's common stock, but may be subordinate to senior debt obligations. In part, the total return for a convertible security may depend upon the performance of the underlying stock into which it can be converted. Synthetic convertibles may respond differently to market fluctuations than traditional convertible securities. They are also subject to counterparty risk.
  Debt Securities Risk. The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.
  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.
  Foreign Securities Risk. Foreign securities (including ADRs and GDRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.
  High-Yield/Junk Bond Risk. Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
  Interest Rate Risk. Interest rates may rise or the rate of inflation may increase, impacting the value of investments in fixed income securities. A debt issuer’s credit quality may be downgraded or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.
  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions, including rising interest rates, may adversely affect the liquidity of the Fund’s investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid securities and relatively less liquid securities may also be difficult to value. Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal due to the increased supply in the market that would result from selling activity.
  Management Risk. The Adviser may not execute the Fund's principal investment strategy effectively.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to a broad measure of market performance. We assume reinvestment of dividends and distributions.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

Calendar Year Returns for Class A Shares

(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

Highest Quarter	14.05% (quarter ended June 30, 2009)
Lowest Quarter	-19.04% (quarter ended September 30, 2008)

Average Annual Total Returns (For the Periods ended December 31, 2017)	1 Year	5 Years	10 Years
CLASS A Before Taxes	16.08%	10.26%	5.12%
CLASS A After Taxes on Distributions	14.64%	9.30%	4.13%
CLASS A After Taxes on Distributions and Sale of Fund Shares	9.21%	7.71%	3.60%
CLASS I Before Taxes	18.92%	11.19%	5.75%
INDEX
ICE BofAML Investment Grade U.S. Convertible 5% Constrained Index Index returns reflect no deduction for fees, expenses, or taxes.[1]	18.58%	12.29%	N/A
ICE BofAML All Investment Grade U.S. Convertibles Index Index returns reflect no deduction for fees, expenses, or taxes.	20.99%	14.57%	7.08%

1  The Fund has selected the ICE BofAML Investment Grade U.S. Convertible 5% Constrained Index as its principal benchmark in place of the BAML All Investment Grade U.S. Convertible Index ("All Convertibles Index") because the Adviser believes it is a more appropriate index for comparison purposes given the Fund's investment strategy. Inception date of the ICE BofAML Investment Grade U.S. Convertible 5% Constrained Index is January 1, 2012.

After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's INCORE Capital Management ("INCORE") investment franchise.

Portfolio Managers
	Title	Tenure with the Fund
James K. Kaesberg	Senior Portfolio Manager	Since 1996
Amy E. Bush	Portfolio Manager	Since 1998
Mark Vucenovic	Portfolio Manager	Since 2014

Purchase and Sale of Fund Shares
Investment Minimums	Class A	Class I
Minimum Initial Investment	$2,500	$2,000,000
Minimum Subsequent Investments	$50	NONE

For Class A shares a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and purchases through automatic investment plans.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value ("NAV") after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and its salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Additional Fund Information

Victory Capital Management Inc., which we refer to as the "Adviser" throughout the Prospectus, manages each Fund.

The Victory INCORE Fund for Income and Victory INCORE Investment Grade Convertible Fund are each managed by the Adviser, who also manages other funds, each having distinct investment management objectives, strategies, risks, and policies. Together, these funds are sometimes referred to in this Prospectus as the “Victory Funds” or, more simply, the "Funds."

The following section describes additional information about the principal investment strategy the Funds will use under normal market conditions to pursue their investment objectives, as well as any secondary strategies the Funds may use, and the related risks. This Prospectus does not attempt to describe all of the various investment techniques and types of investments that the Funds may use. The SAI includes more information about the Funds, their investments, and the related risks. Keep in mind that for cash management purposes, each Fund may hold all or a portion of its assets in cash, short-term money market instruments or shares of other investment companies. This may reduce the benefit from any upswing in the market and may cause the Fund to fail to meet its investment objective.

This INCORE Investment Grade Convertible Fund will not change its policy to invest at least 80% of its assets in investment grade convertible securities unless it notifies shareholders at least 60 days in advance. For purposes of this policy, "assets" means the Fund's net assets plus the amount of any borrowings for investment purposes.

If you would like to receive additional copies of any materials, please call the Victory Funds at 800-539-FUND (800-539-3863) or please visit VictoryFunds.com.

Investments

The following describes the types of securities each Fund may purchase under normal market conditions to achieve its principal investment strategy. The Funds will not necessarily buy all of the securities listed below.

INCORE Fund for Income

U.S. Government Securities1

Notes and bonds issued or guaranteed by the U.S. government, its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury; others are obligations only of the U.S. agency or instrumentality. There is no guarantee that the U.S. government will provide support to U.S. agencies or instrumentalities if they are unable to meet their obligations.

U.S. Government Instrumentalities1

Securities issued by U.S. government instrumentalities such as: the Student Loan Marketing Association ("SLMA" or Sallie Mae), The Federal Farm Credit Bank ("FFCB"), and Federal Home Loan Banks. Certain instrumentalities are "wholly-owned Government corporations," such as the Tennessee Valley Authority ("TVA").

Mortgage-Backed Securities

Instruments secured by a mortgage or pools of mortgages.

When-Issued, To-Be-Announced ("TBA") and Delayed-Delivery Securities

Securities that are purchased or sold for delivery at a later time. In a TBA transaction, a seller generally agrees to deliver a mortgage-backed security meeting certain criteria at a future date.

U.S. Equity Securities

Can include common stock, preferred stock, and securities that are convertible or exchangeable into common stock of U.S. corporations.

Equity Securities of Foreign Companies Traded in the U.S.

Can include common stock and convertible preferred stock of non-U.S. corporations. Also may include American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs), which are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations, and exchange-traded funds ("ETFs") that invest in foreign corporations.

INCORE Investment Grade Convertible Fund

Convertible or Exchangeable Corporate Debt Obligations

Debt instruments that may be exchanged or converted to other securities.

Synthetic Convertible Securities

A synthetic convertible is a security that is created by combining separate securities possessing the two principal characteristics of a true convertible security, i.e., fixed income ("fixed-income component") and the right to acquire equity securities ("convertibility component"). They are typically offered by financial institutions and investment banks in private placement transactions.

Convertible Preferred Stock

A class of stock that pays dividends at a specified rate, has preference over common stock in the payment of dividends and the liquidation of assets, and is convertible into common stock.

1  Obligations of entities such as the GNMA are backed by the full faith and credit of the U.S. Treasury. Others, such as the FNMA, SLMA, FHLB, FHLMC, FMAC and TVA are supported by the right of the issuer to borrow from the U.S. Treasury. FFCB is supported only by the credit of the federal instrumentality. See the SAI for more information about investments in obligations of U.S. government instrumentalities and wholly-owned government corporations.

The Adviser may use other types of investment strategies in pursuing each Fund's overall investment objective. The following describes the types of securities that the Adviser may purchase or investment techniques the Adviser may employ that are not considered to be a part of the Funds' principal investment strategies. Additional securities and techniques are described in the Funds' SAI.

Investment Companies

The Fund may invest in securities of other investment companies, including ETFs, if those companies invest in securities consistent with the Fund's investment objective and policies. ETFs are investment companies the shares of which are bought and sold on a securities exchange.

Securities Lending

To enhance the return on its portfolio, the Fund may lend portfolio securities to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Board. Each loan will be secured continuously by collateral in the form of cash, high quality money market instruments or securities issued by the U.S. government or its agencies or instrumentalities.

Risk Factors

By matching your investment objective with an acceptable level of risk, you can create your own customized investment plan.

The following provides additional information about some of the Funds’ principal risks and supplements those risks discussed in each Fund's Fund Summary section of this Prospectus.

	INCORE Fund for Income	INCORE Investment Grade Convertible Fund
General Risks	X	X
ADRs, GDRs and U.S.-Traded Foreign Investments Risk		X
Below-Investment-Grade Securities Risk		X
Convertible Security Risk		X
Debt Security Risk	X	X
Equity Risk		X
Liquidity Risk	X	X
Mortgage- and Asset-Backed Securities Risk	X
Synthetic Convertible Securities Risk		X
When-Issued, TBA and Delayed-Delivery Securities Risk	X

General Risks
  Market Risk is the risk that the market value of a security may decline in response to developments affecting individual companies and/or general economic conditions. Market risk may affect a single issuer, an industry, a sector of the economy, or the entire market. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.
  Manager Risk is the risk that the Fund's portfolio manager may implement its investment strategy in a way that does not produce the intended result.

ADRs, GDRs and U.S.-Traded Foreign Investments Risks
  Political and Economic Risks, along with other factors, could adversely affect the value of the Fund's investments in foreign companies traded on U.S. exchanges, such as ADRs and GDRs.
  Foreign Securities Risk. Investing in foreign companies, including through ADRs and GDRs, involves certain special risks. For example, compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. These factors can make foreign investments more volatile than U.S. investments.

Certain of these risks may also apply to some extent to U.S. investments that are denominated in foreign currencies and to investments in U.S. companies that have significant foreign operations.

Below-Investment-Grade Securities Risk
  Below-investment-grade securities ("junk bonds") are subject to certain risks in addition to those risks associated with higher-rated securities. Below-investment-grade securities generally offer higher yields than investment-grade securities with similar maturities because the financial condition of the issuers may not be as strong as issuers of investment-grade securities. For this reason, below-investment-grade securities may be considered "speculative," which means that there is a higher risk that the Fund may lose a substantial portion or all of its investment in a particular below-investment-grade security. Below-investment-grade securities may be more susceptible to real or perceived adverse economic conditions, which may cause them to be downgraded or default, less liquid, and more difficult to evaluate than investment-grade securities.

Convertible Securities Risk
  The values of convertible securities in which the Fund may invest may be affected by market interest rates, reduction in credit quality or credit ratings, issuer default on interest and principal payments, and declines in the value of the underlying common stock. Additionally, an issuer may retain the right to buy back its convertible securities at a time and price unfavorable to the Fund.

Debt Security Risks
  Interest Rate Risk is the risk that the value of a security will decline if interest rates rise. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the market values of securities with longer maturities are more sensitive to changes in interest rates. In addition, during periods of increased market volatility, the market values of fixed income securities may be more sensitive to changes in interest rates. Interest rates may rise or the rate of inflation may increase, impacting the value of investments in fixed income securities. A debt issuer’s credit quality may be downgraded or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.
  Inflation Risk is the risk that inflation will erode the purchasing power of the cash flows generated by debt securities held by the Fund. Fixed-rate debt securities are more susceptible to this risk than floating-rate debt securities or equity securities that have a record of dividend growth.
  Reinvestment Risk is the risk that when interest rates are declining, the interest income and prepayments on a security the Fund receives will have to be reinvested at lower interest rates. Generally, interest rate risk and reinvestment risk tend to have offsetting effects, though not necessarily of the same magnitude.
  Credit (or Default) Risk is the risk that the issuer of a debt security will be unable to make timely payments of interest or principal. Credit risk is measured by nationally recognized statistical rating organizations ("NRSROs") such as Standard & Poor's ("S&P"), Fitch, Inc., and Moody's Investor Service ("Moody's").

Equity Risk
  The value of an equity security will fluctuate in response to changes in earnings or other conditions affecting the issuer's profitability or in general market conditions. Unlike debt securities, which have preference to a company's assets in case of liquidation, equity securities are entitled to the residual value after the company meets its other obligations.

Liquidity Risk
  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions, including rising interest rates, may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid securities and relatively less liquid securities may also be difficult to value. Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, due to the increased supply in the market that would result from selling activity.

Mortgage-Related Risks
  Prepayment Risk is the risk that, because prepayments generally occur when interest rates are falling, the Fund may have to reinvest the proceeds from prepayments at lower interest rates. Interest rate levels and other factors may affect the frequency of mortgage prepayments, which in turn can affect the average life of a pool of mortgage-related securities. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool of mortgage-related securities.
  Extension Risk. The rate of anticipated prepayments of principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the effective average maturity of a security may be extended past what the Fund's portfolio manager anticipated that it would be. The market value of securities with longer maturities tends to be more volatile.

Synthetic Convertible Securities Risk
  The value of a synthetic convertible security will respond differently to market fluctuations than a convertible security because a synthetic convertible security is composed of two or more separate securities, each with its own market value. Additionally, if the value of the underlying common stock or the level of the index involved in the convertible security falls below the exercise price of the warrant or option, the warrant or option may lose all value. Synthetic convertible securities are also subject to counterparty risk.

When-Issued, TBA and Delayed-Delivery Securities Risk
  The market value of the security issued on a when-issued, TBA or delayed-delivery basis may change before the delivery date, which may adversely impact the Fund's NAV. There is also the risk that a party fails to deliver the security on time or at all.

The Adviser may use several types of investment strategies in pursuing each Fund's overall investment objective. The following risks are those that the Adviser does not consider to be principal risks of the Funds. Additional risks are included in the Funds' SAI.

Investment Company Risk
  The Fund's ability to achieve its investment objective may be directly related to the ability of other investment companies (including ETFs) held by the Fund to meet their investment objectives. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying investment companies. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

Securities Lending Risk
  The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (1) the inability of the borrower to return the securities, (2) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (3) a delay in recovery of the securities, or (4) the loss of rights in the collateral should the borrower fail financially. In addition, the Fund is responsible for any loss that might result from its investment of the borrower’s collateral. In determining whether to lend securities, the Adviser or the Fund's securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.

An investment in the Fund is not a complete investment program.

Organization and Management of the Funds

The Funds' Board of Trustees has the overall responsibility for overseeing the management of each Fund.

The Investment Adviser

The Victory Funds are series of Victory Portfolios (the "Trust"). The Trust has an Advisory Agreement with the Adviser, which is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser oversees the operations of the Funds according to investment policies and procedures adopted by the Board of Trustees. As of December 31, 2017, the Adviser and its affiliates managed or advised assets totaling in excess of $61.7 billion for individual and institutional clients. The Adviser's principal address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. INCORE Capital Management ("INCORE") is the investment franchise responsible for management of the Funds.

For the fiscal year ended October 31, 2017, the Adviser was paid advisory fees, before waivers, at an annual rate equal to 0.46% and 0.75% of the average daily net assets of the INCORE Fund for Income and the INCORE Investment Grade Convertible Fund, respectively.

See "Fund Fees and Expenses" for information about any contractual agreement agreed to by the Adviser to waive fees and/or reimburse expenses with respect to a Fund. From time to time, the Adviser also may voluntarily waive fees and/or reimburse expenses in amounts exceeding those required to be waived or reimbursed under any contractual agreement that may be in place with respect to a Fund.

A discussion of the Board's most recent considerations in approving the Advisory Agreement will be available in each Fund's semi-annual report for the period ended April 30, 2018.

Portfolio Management

Heidi L. Adelman is the Lead Portfolio Manager and Harriet R. Uhlir is the Co-Portfolio Manager of the Victory INCORE Fund for Income. The Fund's portfolio managers are primarily responsible for the day-to-day management of the Fund's portfolio. Ms. Adelman has final investment authority for the Fund.

Ms. Adelman is a Chief Investment Officer of INCORE and has been with the Adviser or an affiliate since 1995.

Ms. Uhlir is a Portfolio Manager of INCORE and has been with the Adviser or an affiliate since 2001.

James K. Kaesberg is the Lead Portfolio Manager. Amy E. Bush and Mark Vucenovic are each Portfolio Managers of the Victory INCORE Investment Grade Convertible Fund. Together, they are responsible for the day-to-day management of the Fund's portfolio.

Mr. Kaesberg is a Senior Portfolio Manager of INCORE and has been associated with the Adviser or its affiliates since 1985. Mr. Kaesberg is a CFA charterholder.

Ms. Bush is a Portfolio Manager of INCORE and has been associated with the Adviser or an affiliate since 1993. Ms. Bush is a CFA charterholder.

Mr. Vucenovic is a Portfolio Manager/Research Analyst of INCORE and has been associated with the Adviser or an affiliate since 2009, and previously, from 1995-2002.

The Funds' SAI provides additional information about the portfolio managers' method of compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

Investing with the Victory Funds

All you need to do to get started is to fill out an application.

An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information. Your Investment Professional also can help you decide which share class is best for you. Investment Professionals and other intermediaries may charge fees for their services.

If you are looking for a convenient way to open an account or to add money to an existing account, we can help. The sections that follow will serve as a guide to your investments with the Victory Funds. Choosing a Share Class will help you decide whether it would be more to your advantage to buy Class A, Class C, Class I, Class R, Class R6 or Class Y shares. Class I, Class R, Class R6 and Class Y shares are available for purchase only by eligible shareholders.

This section of the Prospectus describes each share class currently offered by the Victory Funds. Keep in mind that not all Victory Funds offer each class of shares. Therefore, certain classes may be discussed below that are not necessarily offered in this Prospectus. See the cover of the Prospectus for a list of share classes that are offered by the Fund.

This section of the Prospectus also describes how to open an account, how to access information about your account, and how to buy, exchange, and sell shares of a Victory Fund. Note, this information will vary if you invest through a third party such as a brokerage firm and will be dependent on that firm's policies and practices. Consult your Investment Professional for specific details.

We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-FUND. They will be happy to assist you.

Share Price

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.

Each Victory Fund calculates its share price, called its net asset value ("NAV"), each business day as of the close of regular trading on the New York Stock Exchange, Inc. ("NYSE"), which is normally 4:00 p.m. Eastern Time. In the event of an emergency or other disruption in trading on the NYSE, a Fund's share price will be determined based upon the close of the NYSE. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is next calculated after you place your order. A business day is a day on which the NYSE is open.

To the extent a Fund’s investments include securities that are primarily traded in foreign markets, the value of those securities may change on days when shareholders are unable to purchase and redeem a Fund’s shares, such as on weekends or other days when the Fund does not price its shares.

A Fund that invests primarily in fixed income securities reserves the right to close if the primary trading markets of the Fund’s portfolio instruments are closed and the Fund’s management believes that there is not an adequate market to meet purchase, redemption or exchange requests. In addition, if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that government securities dealers close before the close of regular trading on the NYSE (the “Alternative Closing Time”), the Fund reserves the right to refuse any purchase or redemption order received after the Alternative Closing Time. If the Fund closes at the Alternative Closing Time, its NAV will be calculated as of the Alternative Closing Time. You may not be able to buy or sell shares on Columbus Day and Veterans Day, or on holidays when the Federal Reserve system is closed, but the NYSE and other financial markets are open

Each Fund prices its investments based on market value when market quotations are readily available. When these quotations are not readily available, a Fund will price its investments at fair value according to procedures approved by the Board of Trustees. A Fund will fair value a security when:

  Trading in the security has been halted;
  The market quotation for the security is clearly erroneous due to a clerical error;
  The security's liquidity decreases such that, in the Adviser's opinion, the market quotation has become stale; or
  An event occurs after the close of the trading market (but before the Fund's NAV is calculated) that, in the Adviser's opinion, materially affects the value of the security.

The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security's market quotation and its fair value. The use of fair value pricing may not, however, always reflect a security's actual market value in light of subsequent relevant information, and the security's opening price on the next trading day may be different from the fair value price assigned to the security.

Each Victory Fund calculates the NAV of each share class by adding up the total value of the investments and other assets of that class, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the class.

You may be able to find a Fund's NAV each day in The Wall Street Journal and other newspapers. Newspapers do not normally publish fund information until a fund reaches a specific number of shareholders or level of assets. You may also find a Fund's NAV by calling 800-539-3863 or by visiting the Funds' website at VictoryFunds.com.

Choosing a Share Class

CLASS A

  Front-end sales charge, as described in this section. There are several ways to reduce or eliminate this charge as discussed under Sales Charge Reductions and Waivers for Class A Shares.
  A contingent deferred sales charge (CDSC) may be imposed if you sell your shares within twelve months of their purchase. The CDSC may be waived or reduced in certain circumstances as discussed under CDSC Reductions for Class A and Class C Shares.
  Class A shares also pay ongoing distribution and/or service (12b-1) fees.
  Lower annual expenses than Class C or Class R shares.

CLASS C

  No front-end sales charge. All your money goes to work for you right away.
  A CDSC may be imposed if you sell your shares within twelve months of their purchase. The CDSC may be waived or reduced in certain circumstances as discussed under CDSC Reductions for Class A and Class C Shares.
  Class C shares also pay ongoing distribution and/or service (12b-1) fees.
  Higher annual expenses than all other classes of shares.

CLASS I

  No front-end sales charge or CDSC. All your money goes to work for you right away.
  Class I shares do not pay any ongoing distribution and/or service (12b-1) fees.
  Class I shares are only available to certain investors.
  Typically lower annual expenses than all other classes of shares except Class R6 shares.

CLASS R

  No front-end sales charge or CDSC. All your money goes to work for you right away.
  Class R shares pay ongoing distribution and/or service (12b-1) fees.
  Class R shares are only available to certain investors.
  Higher annual expenses than all classes except Class C shares.

CLASS R6

  No front-end sales charge or CDSC. All your money goes to work for you right away.
  Class R6 shares do not pay any ongoing distribution and/or service (12b-1) fees.
  Class R6 shares are only available to certain investors.
  Typically lower annual expenses than all other classes of shares.

CLASS Y

  No front-end sales charge or CDSC. All your money goes to work for you right away.
  Class Y shares do not pay any ongoing distribution and/or service (12b-1) fees.
  Class Y shares are only available to certain investors.
  Lower annual expenses than all other classes of shares except Class I and Class R6 shares.

Share Classes

When you purchase shares of a Fund, you must choose a share class. The Victory Funds offer Class A, Class C, Class I, Class R, Class R6 and Class Y shares. Each share class represents an interest in the same portfolio of securities, but the classes differ in the sales charges, if any, and expenses that apply to your investment, allowing you and your Investment Professional to choose the class that best suits your investment needs. Not all Victory Funds offer all classes of shares, and some classes of shares are available for purchase only by eligible shareholders. The Victory Funds may offer additional classes of shares in the future.

Deciding which share class best suits your investment needs depends on a number of factors that you should discuss with your Investment Professional, including: how long you expect to hold your investment, how much you intend to invest, and the total expenses associated with each share class.

The Funds reserve the right, without notice, to change the eligibility criteria for purchasing a particular share class. For example, a class of shares may be available to purchase only by retirement plans or by institutional investors. The Funds may also waive any applicable eligibility criteria or investment minimums at its discretion.

A Fund or any class may be closed at any time for failure to achieve an economical level of assets or for other reasons. Certain financial intermediaries who hold shares on behalf of their customers impose fees when the amount of shares of a particular class falls below a minimum threshold. To the extent that the amount of shares falls below that threshold, the Funds reserve the right to liquidate the shares held in accounts maintained by the financial intermediary.

Calculation of Sales Charges for Class A Shares

For historical expense information, see the "Financial Highlights" at the end of this Prospectus.

Class A shares are sold at their public offering price, which is the NAV plus any applicable initial sales charge, also referred to as the "front-end sales load." The sales charge may be reduced or eliminated for larger purchases, as detailed below or as described under Sales Charge Reductions and Waivers for Class A Shares. The investment levels required to obtain a reduced sales charge are commonly referred to as "breakpoints."

All Class A purchases are subject to the terms described herein except for those purchases made through an intermediary specified in Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.

In order to obtain a breakpoint discount, you must inform your Investment Professional at the time you purchase shares of the existence of the other Victory accounts or purchases of Victory Funds that are eligible to be linked for the purpose of calculating the initial sales charge. The Fund or your Investment Professional may ask you for records or other information about other Victory Funds held in your Victory accounts and any linked accounts, such as accounts opened with a different financial intermediary.

The current sales charge rates and breakpoint levels for Class A shares of the Funds are listed below:

Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
Up to $49,999	2.00%	2.04%
$50,000 up to $99,999	1.75%	1.78%
$100,000 up to $249,999	1.50%	1.52%
$250,000 up to $499,999	1.25%	1.27%
$500,000 up to $999,999	1.00%	1.01%
$1,000,000 and above[1]	0.00%	0.00%

1  A contingent deferred sales charge (CDSC) of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within twelve months of purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions. You may be eligible for a reduction or waiver of this CDSC under certain circumstances. See CDSC reductions for Class A Shares and Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries for details.

Sales Charge Reductions and Waivers for Class A Shares

There are several ways you can combine multiple purchases of Class A shares of the Victory Funds to take advantage of reduced sales charges and, in some cases, eliminate sales charges.

In order to obtain a Class A sales charge reduction or waiver, you must provide your Investment Professional, financial intermediary or the Funds' transfer agent, at the time of purchase, with current information regarding shares of any Victory Funds held in other accounts. Such information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate that a sales charge was paid for shares of the Victory Funds held in: (i) all accounts (e.g., retirement accounts) with the Victory Funds and your Investment Professional; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse or domestic partner and children under 21).

The availability of a sales charge reduction or waiver discussed below will depend upon whether you purchase your shares directly from the Funds or through a financial intermediary. In all instances, it is your responsibility to notify the Funds or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge reductions or waivers. Different intermediaries may impose different sales charges. These variations are described in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. Except as described with respect to the intermediaries specified in Appendix A, all Class A shares are subject to the terms stated herein. In order to obtain waivers and discounts that are not available through your intermediary, you must purchase Fund shares directly from the Funds or through another intermediary.

You can find additional information regarding sales charges and their reductions, free of charge, at vcm.com/policies, by clicking on Victory Portfolios' Mutual Funds Pricing Policies.

You may reduce or eliminate the sales charge in a number of ways:

  Breakpoint - Purchase a sufficient amount to reach a breakpoint (see Calculation of Sales Charges for Class A Shares above);
  Letter of Intent - If you anticipate purchasing $50,000 or more of shares of the Fund, including any purchase of Class A shares of other Victory Funds (excluding those Funds that do not impose a sales charge), within a 13-month period, you may qualify for a sales charge breakpoint as though the total quantity were invested in one lump sum. In order to qualify for the reduced sales charge, you must submit a non-binding Letter of Intent (the "Letter") within 90 days of the start of the purchases. Each investment you make after signing the Letter will be entitled to the sales charge applicable to the total investment indicated in the Letter. You must start with a minimum initial investment of at least 5.00% of the total amount you intend to purchase. A portion of the shares purchased under the Letter will be held in escrow until the total investment has been completed. In the event you do not complete your commitment set forth in the Letter in the time period specified, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges;
  Right of Accumulation - You may add the value of any Class A shares of a Fund that you already own (excluding shares sold without a sales charge) to the amount of your next Class A investment of that fund to determine if your additional investment will qualify for a sales charge breakpoint. The value of the Class A shares you already own will be calculated by using the greater of the current value or the original investment amount. You may be eligible for reduced sales charges on future purchases of Class A shares of the Fund after you have reached a new breakpoint. To determine your reduced sales charge, you can add the value of your Class A shares (or those held by your spouse (including life partner) and your children under age 21), determined at the previous day’s NAV, to the amount of your new purchase, valued at the current offering price. To ensure that the reduced price will be received pursuant to the Fund’s Right of Accumulation, you or your Investment Professional must inform the Fund’s transfer agent that the Right applies each time shares are purchased and provide the transfer agent with sufficient information to permit confirmation of qualification;
  Combination Privilege - You may combine the value of Class A shares you own in accounts of multiple Victory Funds (excluding shares sold without a sales charge) and in accounts of household members of your immediate family (spouse or domestic partner and children under 21) to achieve a reduced sales charge on your added investment;
  Reinstatement Privilege - You may reinvest at NAV all or part of your redemption proceeds within 90 days of a redemption of Class A shares of a Fund.
  Waiver - The Victory Funds will completely waive the sales charge for Class A shares in the following cases:
    Purchases of $1,000,000 or more;
    Purchases by certain individuals associated with the Victory Funds or service providers (see "Eligibility of Individuals Associated with the Victory Funds and Fund Service Providers");
    Purchases by registered broker-dealers, financial intermediaries or their agents or affiliates who have agreements with Victory Capital Advisers, Inc., (the "Distributor"), if the shares are purchased for their own account, purchased for retirement plans of their employees or sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;
    Purchases for trust or other advisory accounts established with a financial institution and fee-based investment products or accounts;
    Reinvestment of proceeds from a liquidation distribution of Class A shares of a Victory Fund held in a deferred compensation plan, agency, trust, or custody account;
    Purchases by retirement plans, including Section 401 and 457 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans. Investors nonetheless may be charged a fee if they effect transactions in Class A shares through a broker or agent;
    Purchases by participants in no transaction fee programs offered by certain broker-dealers (sometimes referred to as "supermarkets");
    Purchases by financial intermediaries who have entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers;
    Investors that have an investment account with the Adviser;
    Purchases by CMS Energy employees participating in a Victory prototype Roth IRA plan by way of payroll deduction from CMS Energy; and
    Individuals who reinvest the proceeds of redemptions from Class I, Class R6 or Class Y shares of a Victory Fund within 60 days of redemption.

You should inform the Fund or your Investment Professional at the time of purchase of the sales charge waiver category which you believe applies.

CDSC for Class A Shares

A contingent deferred sales charge (CDSC) of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within twelve months of purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions.

More information is available in CDSC Reductions and Waivers for Class A and Class C Shares and Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. All Class A purchases are subject to the terms described herein except for those purchases made through the intermediaries specified in Appendix A.

CDSC for Class C Shares

You will pay a 1.00% CDSC on any Class C shares you sell within twelve months of purchase. The CDSC is based on the current value of the shares being sold or their NAV when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. There is no CDSC imposed when you exchange your shares for Class C shares of another Victory Fund; however, your exchange is subject to the same CDSC schedule that applied to your original purchase.

An investor may, within 90 days of a redemption of Class C shares, reinvest all or part of the redemption proceeds in the Class C shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. Class C share proceeds reinvested do not result in a refund of any CDSC paid by the shareholder, but the reinvested shares will be treated as CDSC exempt upon reinvestment. The shareholder must ask the Distributor for such privilege at the time of reinvestment.

To keep your CDSC as low as possible, each time you sell shares we will first sell shares in your account that are not subject to a CDSC. If there are not enough of these to meet your sale, we will sell the shares in the order they were purchased.

More information is available in CDSC Reductions and Waivers for Class A and Class C Shares and Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.

CDSC Reductions and Waivers for Class A and Class C Shares

No CDSC is imposed on redemptions of Class A and Class C shares in the following circumstances:

  To the extent that the shares redeemed:
    are no longer subject to the holding period for such shares;
    resulted from reinvestment of distributions; or
    were exchanged for shares of another Victory Fund as allowed by the Prospectus, provided that the shares acquired in such exchange or subsequent exchanges will continue to remain subject to the CDSC, if applicable, calculated from the original date of purchase until the applicable holding period expires. In determining whether the CDSC applies to each redemption, shares not subject to a CDSC are redeemed first;
  Following the death or post-purchase disability of:
    a registered shareholder on an account; or
    a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;
  Distributions from individual retirement accounts, Section 403(b), Section 457 and Section 401 qualified plans, where redemptions result from:
    required minimum distributions with respect to that portion of such contributions that does not exceed 12% annually;
    tax free returns of excess contributions or returns of excess deferral amounts;
    distributions on the death or disability of the account holder;
    distributions for the purpose of a loan or hardship withdrawal from a participant plan balance; or
    distributions as a result of separation of service;
  Distributions as a result of a Qualified Domestic Relations Order or Domestic Relations Order required by a court settlement;
  In instances where the investor’s dealer or institution waived its commission in connection with the purchase and notifies the Distributor prior to the time of investment;
  When the redemption is made as part of a Systematic Withdrawal Plan (including dividends), up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established; or
  Participant-initiated distributions from employee benefit plans or participant-initiated exchanges among investment choices in employee benefit plans.

Eligibility Requirements to Purchase Class I Shares

Class I shares may only be purchased by:

  Institutional and individual retail investors with a minimum investment in Class I shares of $2,000,000 who purchase through certain broker-dealers or directly from the transfer agent;
  Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;
  Investors who purchase through advisory programs with an approved financial intermediary in which the financial intermediary typically charges the investor a fee based upon the value of the account ("Advisory Programs"). Such transactions may be subject to additional rules or requirements of the applicable Advisory Program; and
  Brokers (and their sales representatives) where those brokers have agreements with the Distributor to sell shares of a Fund.

A Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $2,000,000.

Eligibility Requirements to Purchase Class R Shares

A Fund reserves the right to change the criteria for eligible investors and the investment minimums.

Class R shares may only be purchased by:

  Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;
  Investors who purchase through Advisory Programs with an approved financial intermediary.

Eligibility Requirements to Purchase Class R6 Shares

Class R6 shares may only be purchased by:

  Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;
  Investors who purchase through Advisory Programs with an approved financial intermediary; and
  Registered investment companies.

Eligibility Requirements to Purchase Class Y Shares

Class Y shares may only be purchased by:

  Institutional and individual retail investors with a minimum investment in Class Y shares of $1,000,000 who purchase through certain broker-dealers or directly from the transfer agent;
  Clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds, who invest at least $2,500;
  Pension, profit sharing, employee benefit and other similar plans and trusts that invest in the Fund;
  Investors who purchase through Advisory Programs with an approved financial intermediary; and
  Purchases by:
    investment advisory clients of the Adviser; or
    investment advisors, consultants, broker-dealers and other financial intermediaries investing for their own accounts or for the accounts of their immediate family members.

A Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $1,000,000.

Eligibility of Individuals Associated with the Victory Funds and Fund Service Providers

Current and retired Victory Fund trustees and the officers, directors, trustees, employees, and family members of employees of the Adviser or Affiliated Providers are eligible to purchase the lowest expense share class offered by a Fund. In the case of Class A shares, such purchases are not subject to a front-end sales charge. "Affiliated Providers" are affiliates of the Adviser and organizations that provide services to the Trust.

Information About Fees

Distribution and Service Plans

In accordance with Rule 12b-1 of the Investment Company Act of 1940, the Trust has adopted Distribution and Service Plans for Class A shares, Class C shares and Class R shares of the Funds.

Under the Class A Distribution and Service Plan, a Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of its average daily net assets of Class A shares. Under the Class R Distribution and Service Plan, a Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.50% of its average daily net assets of Class R shares. The fee is paid for general distribution services, for selling Class A and Class R shares of the Fund and, as applicable, for providing personal services to shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of Fund shares. Personal services to shareholders are generally provided by broker-dealers or other intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Under the Class C Distribution and Service Plan, a Fund will pay to the Distributor a monthly fee at an annual rate of 1.00% of the average daily net assets of its Class C shares. Of this amount, 0.75% of the Fund's Class C shares average daily net assets will be paid for general distribution services and for selling Class C shares. The Fund will pay 0.25% of its Class C shares average daily net assets to compensate financial institutions that provide personal services to Class C shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund's Class C shares. Personal services to shareholders are generally provided by broker-dealers or other financial intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Because Rule 12b-1 fees are paid out of a Fund's assets and on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Other Payments to Financial Intermediaries

Except with respect to Class R6 shares, if you purchase Fund shares through an Investment Professional, a broker dealer, or other financial intermediary, the Fund may pay for sub-transfer agent, recordkeeping and/or similar administrative services. In addition, the Adviser (and its affiliates) may make substantial payments out of its own resources, including the profits from the advisory fees the Adviser receives from the Funds, to affiliated and unaffiliated dealers or other Investment Professionals and service providers for distribution, administrative and/or shareholder servicing activities. The Adviser also may reimburse the Distributor (or the Distributor's affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or other Investment Professionals for marketing, promotional or related expenses; these payments are often referred to as "revenue sharing."

In some circumstances, these types of payments may create an incentive for a dealer or Investment Professional or its representatives to recommend or offer shares of the Victory Funds to its customers. You should ask your dealer or Investment Professional for more details about any such payments it receives.

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker-dealers or other financial intermediaries from Fund assets, or from the resources of the Adviser or its affiliates on sales of or investments in Class R6 shares.

How to Buy Shares

Opening an Account

If you would like to open an account, you will first need to complete an Account Application.

You can obtain an Account Application by calling Victory Funds Customer Service at 1-800-539-3863. You can also download an Account Application by visiting the Victory Funds' website, VictoryFunds.com, and clicking on the Victory Funds Account Application link. Send the completed Account Application, along with a check made payable to the Victory Funds, at the following address:

Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593

You can also obtain an Account Application by contacting your Investment Professional. When you invest through an Investment Professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ. In addition to any limitations described in this Prospectus, an Investment Professional or other intermediary may also place other limits on your ability to use the services of a Fund. Sometimes an Investment Professional will charge you for its services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Funds.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Funds are unable to collect the required information, you may not be able to open your account. Additional details about the Funds' Customer Identification Program are available in the section "Important Fund Policies."

If you participate in a retirement plan that offers one of the Victory Funds as an option, please consult your employer for information on how to purchase shares of the Victory Funds through the plan, including any restrictions or limitations that may apply.

Paying for Your Initial Purchase

If you wish to make a purchase directly from the Victory Funds, make your check payable to the "Victory Funds." All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Fund does not accept cash, money orders, traveler's checks, credit card convenience checks, or third party checks. Additionally, bank starter checks are not accepted for the shareholder's initial investment into the Funds. All payments must be denominated in U.S. dollars.

Minimum Investments

If you would like to buy Class A or Class C shares, the minimum investment required to open an account is $2,500 ($1,000 for IRA accounts), with additional investments of at least $50. If you would like to buy Class I, Class R, Class R6 or Class Y shares, you must first be an Eligible Investor, as discussed in the section Choosing a Share Class — Eligibility Requirements to Purchase. There are no minimum investment amounts required for Class I, Class R, Class R6 or Class Y shares except as set forth in the Eligibility Requirements to Purchase with respect to some types of accounts.

For Class C shares, individual purchases of $1,000,000 and above will automatically be made in Class A shares.

If your account falls below the minimum investment amount, we may ask you to reestablish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

The minimum investment required to open an account may be waived or lowered for employees and immediate family members of employees, of the Adviser, the Administrator, and their affiliates. In addition, the minimum investment required may be waived when a Fund is purchased through an Advisory Program within qualified retirement plans or in other similar circumstances. Although the Funds may sometimes waive the minimum investment, when they do so, they always reserve the right to reject initial investments under the minimum at their discretion.

There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs.

A Fund reserves the right to change the criteria for eligible investors and the investment minimums.

Purchasing Additional Shares

Once you have an existing account, you can make additional investments at any time in any amount (subject to any minimums) in the following ways:

  By Mail

  To ensure that your additional investment is properly credited to your account, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

  By Telephone

  If you have an existing account that has been set up to receive electronic transfers, you can buy additional shares by calling Victory Funds Customer Service at 800-539-3863 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.

  By Exchange

  You may purchase shares of a Fund using the proceeds from the simultaneous redemption of shares of another Victory Fund if it is eligible for an exchange with your Fund. You may initiate an exchange online (if you are a registered user of VictoryFunds.com), by telephone, or by mail. See the section "Exchanging Shares."

  Via the Internet

  If you are a registered user, you may request a purchase of shares through our website at VictoryFunds.com. Your account must be set up for Automated Clearing House ("ACH") payment in order to execute online purchases.

  By ACH

  Your account must be set up for ACH payment in order to execute purchases online or by telephone. It takes about 15 days to set up an ACH account and only domestic member banks may be used. After your account is set up, your purchase amount can be transferred by ACH. Currently, the Funds do not charge a fee for ACH transfers but they reserve the right to charge for this service in the future. Your originating bank may charge a fee for ACH transfers.

  By Wire

  You may buy Fund shares by bank wire transfer of same day funds. Please call Victory Funds Customer Service at 800-539-3863 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday for wiring instructions. Any commercial bank can transfer same-day funds by wire.

  Although the transfer agent does not currently charge you for receiving same-day funds, it reserves the right to charge for this service in the future. Your bank may charge you for wiring same-day funds. You cannot buy shares for tax-qualified retirement plans by wire transfer.

  By Systematic Investment Plan

  To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount ($50 or more) and frequency of your investment. You can select monthly, quarterly, semi-annual or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement before we will make automatic withdrawals from your bank account and invest it in shares of a Fund.

Other Purchase Rules You Should Know

The Funds reserve the right to refuse a purchase order for any reason, including if they believe that doing so would be in the best interest of a Fund or its shareholders. The Funds also reserve the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a Fund account, or to add to an existing Fund account.

Keep these addresses handy for purchases, exchanges, or redemptions.

BY REGULAR U.S. MAIL	Victory Funds P.O. Box 182593 Columbus, OH 43218-2593
BY OVERNIGHT MAIL	Use the following address ONLY for overnight packages: Victory Funds c/o FIS TA Operations 4249 Easton Way, Suite 400 Columbus, OH 43219 PHONE: 800-539-3863
BY WIRE	Call 800-539-3863 BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.
BY TELEPHONE	800-539-FUND (800-539-3863)
ON THE INTERNET	www.VictoryFunds.com

If you would like to make additional investments after your account is established, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

Statements and Reports

You will receive a periodic statement reflecting any transactions that affect the balance or registration of Fund shares in your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account's statements. Share certificates are not issued. Twice a year, you will receive a financial report of the Fund. By February 15th of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.

Retirement Plans

You can use the Funds as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation.

How to Exchange Shares

There may be limits on the ability to exchange between certain Victory Funds. You can obtain a list of Victory Funds available for exchange by calling 800-539-FUND or by visiting VictoryFunds.com

The shares of any class of a Fund may be exchanged for the shares of any other class offered by the Fund or shares of another Victory Fund, either through your Investment Professional or directly through the Fund, subject to the conditions described below:

  Exchanges are subject to any CDSC, minimum investment limitation or eligibility requirements described in the applicable Prospectus and SAI. You may be required to provide sufficient information to establish eligibility to exchange into a new share class.
  To exchange between Victory Funds, the other Victory Fund you wish to exchange into must be eligible for exchange with your Fund.
  Shares of the Victory Fund selected for exchange must be available for sale in your state of residence.

If you have questions about these, or any of the Funds' other exchange policies, please consult Victory Customer Service or your Investment Professional before requesting an exchange.

Before exchanging, you should read the Prospectus of the Fund you wish to exchange into, which may be subject to different risks, fees and expenses.

Class C Share Conversion

Effective May 1, 2018, Class C shares of a Fund will automatically convert to Class A shares in the month following the 10-year anniversary date of the purchase of the Class C shares. The conversion will be effected at the relative NAV of each such class without the imposition of any sales charge, fee or other charge.

You may be able to voluntarily convert your Class C shares before the 10-year anniversary to a different share class of the same Fund that has a lower total annual operating expense ratio provided certain conditions are met. This voluntary conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Adviser or the Distributor specific for this purpose. Generally, Class C shares are not eligible for conversion until the applicable CDSC period has expired. Please contact your financial intermediary for additional information.

Processing Your Voluntary Exchange/Conversion

If your exchange or conversion request is received and accepted by the Funds, an Investment Professional or other intermediary by the close of trading as described in the section entitled, “Share Price,” then your request will be processed the same day. If received after the close of trading, your request will be processed on the next business day. Please contact your financial intermediary regarding the tax consequences of any exchange or conversion.

Exchanges will occur at the respective NAVs of the Funds' share classes next calculated after receipt and acceptance of your exchange request in good order, plus any applicable sales charge described in the Prospectus. Share class conversions will be based on the respective NAV of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day's NAVs.

Requesting an Exchange

You can exchange shares of the Funds by telephone, by mail or via the Internet. You cannot exchange into an account with a different registration or tax identification number.

By Telephone

Unless you indicate otherwise on the account application, Victory Customer Service will be authorized to accept exchange instructions received by telephone.

By Mail

Send a letter of instruction signed by all registered owners or their legal representatives to the Victory Funds.

Via the Internet

You may also exchange shares via the Internet at VictoryFunds.com if you are a registered user.

Other Exchange Rules You Should Know

The Funds may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Funds may terminate or modify the exchange privilege at any time on 60 days' notice to shareholders.

An exchange of Fund shares for shares of another Victory Fund constitutes a sale for tax purposes unless the exchange is made within an IRA or other tax-deferred account.

For information on how to exchange shares of a Fund that were purchased through your employer's retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.

How to Sell Shares

There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.

If your redemption request is received in good order by the close of trading on the NYSE, your redemption will be processed the same day. Your redemption will not be processed until the next business day if it is received after the close of trading on the NYSE. You cannot redeem your shares at www.VictoryFunds.com.

BY TELEPHONE

The easiest way to redeem shares is by calling 800-539-FUND. When you fill out your original application, be sure to check the box marked "Telephone Authorization." Then when you are ready to sell, call and tell us which one of the following options you would like to use:

  Mail a check to the address of record;
  Wire funds to a previously designated domestic financial institution;
  Mail a check to a previously designated alternate address; or
  Electronically transfer your redemption via ACH to a previously designated domestic financial institution.

The transfer agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the transfer agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, none of the Trust, its servicing agents, the Adviser, or the transfer agent will be responsible for any losses. If the transfer agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.

If there is an unusual amount of market activity and you cannot reach the transfer agent or your Investment Professional by telephone, consider placing your order by mail.

BY MAIL

Use the regular U.S. mail or overnight mail address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A Medallion signature guarantee is required for the following redemption requests:

  Your account registration has changed within the last 15 business days;
  The check is not being mailed to the address on your account;
  The check is not being made payable to the owner of the account;
  The redemption proceeds are being transferred to another Victory Fund account with a different registration; or
  The check or wire is being sent to a different bank account than was previously designated.

You can get a Medallion signature guarantee from a financial institution — such as a commercial bank, broker dealer, credit union, clearing agency, or savings bank — that is a member of a Medallion signature guarantee program.

BY WIRE

If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call before the close of trading on the NYSE, your funds will be wired on the next business day.

BY ACH

Normally, your redemption will be processed on the same day, but will be processed on the next day if received after the close of trading on the NYSE. It will be transferred by ACH as long as the transfer is to a domestic bank.

Systematic Withdrawal Plan

If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more at the time you establish the Systematic Withdrawal Plan. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a Medallion signature guaranteed letter of instruction. You should be aware that each withdrawal may be a taxable transaction. Also, each withdrawal reduces your account balance, and eventually your account balance may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below the initial purchase minimum, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.

Additional Information About Redemptions
  Redemption proceeds from the sale of Fund shares purchased by a check or through ACH will be held until the purchase check or ACH has cleared, which will take up to 10 business days.
  We typically expect to send the proceeds from your share redemption within one business day after we execute your order, but we may take up to seven business days to send redemption proceeds, regardless of payment type. When you sell shares through your financial intermediary, you can ask the intermediary to tell you when you can expect to receive the proceeds of your redemption.
  A Fund may suspend your right to redeem your shares in the following circumstances:
    During non-routine closings of the NYSE;
    When the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund's securities; or
    When the SEC orders a suspension to protect the Fund's shareholders.
  A Fund typically uses cash and cash equivalents held in its portfolio or sells portfolio assets to meet redemption requests. In unusual circumstances or under stressed market conditions, the Fund may use other methods to raise cash to meet redemption requests. For example, the Fund may borrow from a line of credit or borrow available cash held by other Victory Funds under an "interfund lending program" in reliance on an exemptive order from the SEC.
  A Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1.00% of the Fund's net assets. The Funds reserve the right to pay the remaining portion "in kind," that is, in portfolio securities rather than cash. Securities received pursuant to an in-kind redemption are subject to market risk until sold and may be subject to brokerage and other fees.
  If you choose to have your redemption proceeds mailed to you and either the U.S. Postal Service is unable to deliver the redemption check to you or the check remains outstanding for more than six months, the Funds reserve the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed redemption checks.

Distributions and Taxes

Buying a dividend. You should check the Fund's distribution schedule before you invest. If you buy shares of the Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

As a shareholder, you are entitled to your share of net income and capital gains on a Fund's investments. Each Fund passes its earnings along to investors in the form of dividends. Dividends paid by the Fund represent the net income from dividends and interest earned on investments after expenses. Each Fund will distribute short-term gains, as necessary, and if the Fund makes a long-term capital gain distribution, it is normally paid once a year.

Ordinarily, the Fund for Income declares and pays dividends monthly and the Investment Grade Convertible Fund declares and pays dividends quarterly. However, a Fund may not always pay a dividend or distribution for a given period. Each class of shares declares and pays dividends separately.

Distributions can be received in one of the following ways. Please check with your Investment Professional if you are unsure of which option is right for you.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-FUND.

Reinvestment Option

You can have distributions automatically reinvested in additional shares of your Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.

Cash Option

A check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the U.S. Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the reinvestment option as described above. Each Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks.

Income Earned Option

You can automatically reinvest your dividends in additional Fund shares and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.

Directed Distributions Option

In most cases, you can automatically reinvest distributions in shares of another Victory Fund. If you reinvest your distributions in a different Victory Fund, you will pay a sales charge on the amount of reinvested distributions.

Directed Bank Account Option

In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the transfer agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.

Important Information About Taxes

The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in the Fund.

A Fund expects to pay no federal income tax on the earnings and capital gains it distributes to shareholders.

  Qualified dividends received from a Fund by noncorporate shareholders will be taxed at long-term capital gain rates to the extent attributable to qualified dividends received by a Fund. Nonqualified dividends, dividends received by corporate shareholders and dividends from the Fund's short-term capital gains are taxable as ordinary income. Dividends from the Fund's long-term capital gains are taxable as long-term capital gains.
  Dividends are treated in the same manner for U.S. federal income tax purposes whether you receive them in cash, additional shares of a Fund, or you reinvest them in shares of another Victory Fund.
  Dividends from a Fund that are attributable to interest on certain U.S. government obligations may be exempt from certain state and local income taxes. The extent to which ordinary dividends are attributable to these U.S. government obligations will be provided on the tax statements you receive from a Fund.
  An exchange of a Fund's shares for shares of another Victory Fund will be treated as a sale. When you sell or exchange shares of a Fund, you must recognize any gain or loss.
  An exchange of one class of a Fund's shares for shares of another class of the same Fund generally constitutes a nontaxable exchange.
  Distributions from a Fund and gains from the disposition of your shares may also be subject to state and local income tax.
  An additional 3.8% Medicare tax will be imposed on certain net investment income (which includes ordinary dividends, capital gain distributions from a Fund, and gain recognized on a disposition of shares) of certain U.S. individuals, estates, and trusts.
  Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.
  Tax statements will be mailed from the Fund by mid-February showing the amounts and tax status of distributions made to you.
  Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.
  A Fund is generally required by law to provide you and the Internal Revenue Service with certain cost basis information related to the sale or redemption of any of your shares in the Fund acquired on or after January 1, 2012 (including distributions that are reinvested in additional shares of the Fund).
  A Fund may be required to withhold tax from taxable distributions if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or the Fund is notified by the Internal Revenue Service that backup withholding is required.
  You should review the more detailed discussion of federal income tax considerations in the SAI and consult your tax adviser regarding the federal, state, local, or foreign tax consequences resulting from your investment in the Fund.
  The Funds may provide estimated capital gain distribution information through the website at VictoryFunds.com.

Important Fund Policies

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Victory Funds must obtain the following information for each person who opens a new account:

  Name;
  Date of birth (for individuals);
  Residential or business street address (although post office boxes are still permitted for mailing); and
  Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Victory Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Victory Funds may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Account Maintenance Information

For the following non-financial transactions, the Victory Funds require proof that your signature authorizing a transaction is authentic. This verification can be provided in all cases by either a Signature Validation Program (SVP) stamp or a Medallion signature guarantee (MSG). In some instances a Notary Public stamp is an acceptable alternative. As with the Medallion signature guarantee, a SVP stamp can also be obtained from a financial institution that is a member of the SVP program.

  Change of name (Notary Public, SVP or MSG);
  Add/change banking instructions (SVP or MSG);
  Add/change beneficiaries (Notary Public, SVP or MSG);
  Add/change authorized account traders (SVP or MSG);
  Adding a Power of Attorney (Notary Public, SVP or MSG);
  Add/change Trustee (Notary Public, SVP or MSG); and
  Uniform Transfers to Minors Act/Uniform Gifts to Minors Act custodian change (Notary Public, SVP or MSG).

Market Timing

The Victory Funds discourage frequent purchases and redemptions of Fund shares (market timing). Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders by increasing portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.

The Fund's Board of Trustees has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Fund will:

  Employ "fair value" pricing, as described in this Prospectus under Share Price, to minimize the discrepancies between a security's market quotation and its perceived market value, which often gives rise to market timing activity; and
  Monitor for suspected market timing based on "short-term transaction" activity, that is, a purchase or redemption of a Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.

In monitoring for market timing activity, we consider, among other things, the frequency of your trades and whether you acquired your Fund shares directly through the transfer agent or whether you combined your trades with a group of shareholders in an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary.

Frequent trading by a shareholder is generally a characteristic of market timing. Therefore, any account in which Fund shares are acquired directly through the transfer agent, or where the Fund can adequately identify the shareholder, with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder's trading privileges (other than redemption of Fund shares) will be suspended.

We may make exceptions to the "short-term transaction" policy for certain types of transactions if, in the opinion of the Adviser, under the oversight of the Board, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the Funds, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the Funds or administrator and transactions by certain qualified funds-of-funds.

If you acquired shares through an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary (such as investment advisers, broker-dealers, third-party administrators or insurance companies), and market timing is suspected, different purchase and exchange limitations may apply. We may rely upon a financial intermediary's policy to deter short-term or excessive trading (i) if we believe that the financial intermediary's policy is reasonably designed to detect and deter transactions that are not in the best interests of the Funds, or (ii) if we receive an undertaking from the financial intermediary to enforce short-term or excessive trading policies on behalf of the Funds that provide a substantially similar level of protection for the Funds against such transactions. If you hold your Fund shares through a financial intermediary, you are advised to consult the intermediary to determine what purchase and exchange limitations apply to your account.

We reserve the right to reject or cancel a purchase or exchange order for any reason without prior notice. We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy.

The Funds' market timing policies and procedures may be modified or terminated at any time under the oversight of the Board.

Portfolio Holdings Disclosure

Each Fund discloses its complete portfolio holdings as of the end of its second fiscal quarter and its fiscal year in its reports to shareholders. Each Fund sends reports to its existing shareholders no later than 60 days after the relevant fiscal period, and files these reports with the SEC by the 70th day after the end of the relevant fiscal period. You can find these reports on the Funds' website, VictoryFunds.com, and on the SEC's website, www.sec.gov.

Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find these filings on the SEC’s website, www.sec.gov.

Each Fund also discloses its complete portfolio holdings each calendar quarter on the Funds' website, VictoryFunds.com, no earlier than the 15th day after the quarter end.

You can find a complete description of the Funds' policies and procedures with respect to disclosure of its portfolio securities in a Fund's SAI or on the Funds' website, VictoryFunds.com.

Performance

The Victory Funds may advertise the performance of a Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations.

Advertising information may include the average annual total return of the Funds calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications.

Shareholder Communications

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling the Victory Funds at 800-539-FUND (800-539-3863), and they will be delivered promptly.

While this Prospectus and the SAI of the Trust describe pertinent information about the Trust and the Funds, neither this Prospectus nor the SAI represents a contract between the Trust or the Funds and any shareholder.

Financial Highlights

The following financial highlights tables reflect historical information about shares of the Funds and are intended to help you understand each Fund's financial performance for the past five years.

Certain information shows the results of an investment in one share of the Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The information for each period has been audited by Ernst & Young LLP, the Funds' independent registered public accounting firm, whose report, along with each Fund's financial statement, is included in the annual report. A Fund's annual and semi-annual reports are available by calling the Victory Funds at 800-539-FUND and at VictoryFunds.com.

INCORE Fund for Income

	Class A Shares
	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
Net Asset Value, Beginning of Period	$9.63	$9.96	$10.27	$10.62	$11.26
Investment Activities:
Net investment income (loss)	0.10(a)	0.11(a)	0.15	0.11	0.03
Net realized and unrealized gains (losses) on investments	(0.15)	0.05	0.04	0.06	(0.14)
Total from Investment Activities	(0.05)	0.16	0.19	0.17	(0.11)
Distributions to Shareholders:
Net investment income	(0.49)	(0.49)	(0.50)	(0.52)	(0.53)
Total Distributions to Shareholders	(0.49)	(0.49)	(0.50)	(0.52)	(0.53)
Net Asset Value, End of Period	$9.09	$9.63	$9.96	$10.27	$10.62
Total Return (excludes sales charge)	(0.51)%	1.62%	1.90%	1.69%	(1.03)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$224,822	$400,740	$349,571	$338,122	$506,249
Ratio of net expenses to average net assets	0.88%	0.91%	0.94%	0.96%	0.93%
Ratio of net investment income to average net assets	1.08%	1.10%	1.09%	1.57%	1.11%
Portfolio turnover (b)	30%	31%	44%	32%	62%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

	Class C Shares
	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
Net Asset Value, Beginning of Period	$9.56	$9.89	$10.20	$10.55	$11.19
Investment Activities:
Net investment income (loss)	0.03(a)	0.03(a)	0.02	0.02	0.04
Net realized and unrealized gains (losses) on investments	(0.16)	0.06	0.10	0.08	(0.24)
Total from Investment Activities	(0.13)	0.09	0.12	0.10	(0.20)
Distributions to Shareholders:
Net investment income	(0.42)	(0.42)	(0.43)	(0.45)	(0.44)
Total Distributions to Shareholders	(0.42)	(0.42)	(0.43)	(0.45)	(0.44)
Net Asset Value, End of Period	$9.01	$9.56	$9.89	$10.20	$10.55
Total Return (excludes contingent deferred sales charge)	(1.41)%	0.88%	1.14%	0.96%	(1.80)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$50,316	$72,958	$68,015	$79,353	$129,193
Ratio of net expenses to average net assets	1.67%	1.69%	1.72%	1.72%	1.69%
Ratio of net investment income to average net assets	0.29%	0.32%	0.31%	0.80%	0.35%
Portfolio turnover (b)	30%	31%	44%	32%	62%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

	Class I Shares
	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
Net Asset Value, Beginning of Period	$9.63	$9.96	$10.26	$10.61	$11.25
Investment Activities:
Net investment income (loss)	0.13(a)	0.13(a)	0.16	0.21	0.07
Net realized and unrealized gains (losses) on investments	(0.16)	0.06	0.07	(0.01)	(0.15)
Total from Investment Activities	(0.03)	0.19	0.23	0.20	(0.08)
Distributions to Shareholders:
Net investment income	(0.52)	(0.52)	(0.53)	(0.55)	(0.56)
Total Distributions to Shareholders	(0.52)	(0.52)	(0.53)	(0.55)	(0.56)
Net Asset Value, End of Period	$9.08	$9.63	$9.96	$10.26	$10.61
Total Return	(0.34)%	1.90%	2.28%	1.98%	(0.75)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$520,056	$547,322	$403,879	$379,805	$386,827
Ratio of net expenses to average net assets	0.61%	0.63%	0.65%	0.67%	0.65%
Ratio of net investment income to average net assets	1.34%	1.37%	1.37%	1.85%	1.39%
Portfolio turnover (b)	30%	31%	44%	32%	62%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

	Class R Shares
	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
Net Asset Value, Beginning of Period	$9.64	$9.97	$10.28	$10.62	$11.26
Investment Activities:
Net investment income (loss)	0.10(a)	0.11(a)	0.11	0.15	0.06
Net realized and unrealized gains (losses) on investments	(0.16)	0.05	0.08	0.03	(0.17)
Total from Investment Activities	(0.06)	0.16	0.19	0.18	(0.11)
Distributions to Shareholders:
Net investment income	(0.49)	(0.49)	(0.50)	(0.52)	(0.53)
Total Distributions to Shareholders	(0.49)	(0.49)	(0.50)	(0.52)	(0.53)
Net Asset Value, End of Period	$9.09	$9.64	$9.97	$10.28	$10.62
Total Return	(0.62)%	1.62%	1.88%	1.78%	(1.05)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$58,783	$85,195	$73,805	$84,368	$99,302
Ratio of net expenses to average net assets	0.88%	0.90%	0.95%	0.96%	0.94%
Ratio of net investment income to average net assets	1.08%	1.11%	1.07%	1.56%	1.10%
Portfolio turnover (b)	30%	31%	44%	32%	62%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

	Class R6 Shares
	Year Ended October 31, 2017	Year Ended October 31, 2016	Period Ended October 31, 2015(a)
Net Asset Value, Beginning of Period	$9.62	$9.95	$10.23
Investment Activities:
Net investment income (loss)	0.12(b)	0.13(b)	0.10
Net realized and unrealized gains (losses) on investments	(0.16)	0.06	(0.03)
Total from Investment Activities	(0.04)	0.19	0.07
Distributions to Shareholders:
Net investment income	(0.51)	(0.52)	(0.35)
Total Distributions to Shareholders	(0.51)	(0.52)	(0.35)
Net Asset Value, End of Period	$9.07	$9.62	$9.95
Total Return (c)	(0.36)%	1.89%	0.70%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$9,407	$6,286	$3,896
Ratio of net expenses to average net assets (d)	0.63%	0.63%	0.63%
Ratio of net investment income to average net assets (d)	1.31%	1.37%	1.24%
Ratio of gross expenses to average net assets (d),(e)	0.73%	0.97%	0.99%
Portfolio turnover (c),(f)	30%	31%	44%

(a)  Class R6 Shares commenced operations on March 4, 2015.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

	Class Y Shares
	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Period Ended October 31, 2013(a)
Net Asset Value, Beginning of Period	$9.64	$9.96	$10.27	$10.62	$11.15
Investment Activities:
Net investment income (loss)	0.10(b)	0.13(b)	0.08	0.12	0.11(b)
Net realized and unrealized gains (losses) on investments	(0.15)	0.06	0.14	0.08	(0.20)
Total from Investment Activities	(0.05)	0.19	0.22	0.20	(0.09)
Distributions to Shareholders:
Net investment income	(0.51)	(0.51)	(0.53)	(0.55)	(0.44)
Total Distributions to Shareholders	(0.51)	(0.51)	(0.53)	(0.55)	(0.44)
Net Asset Value, End of Period	$9.08	$9.64	$9.96	$10.27	$10.62
Total Return (c)	(0.53)%	1.92%	2.12%	1.94%	(0.83)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$62,408	$8,119	$5,093	$7,491	$10,393
Ratio of net expenses to average net assets (d)	0.68%	0.71%	0.71%	0.71%	0.71%
Ratio of net investment income to average net assets (d)	1.09%	1.30%	1.32%	1.81%	1.35%
Ratio of gross expenses to average net assets (d),(e)	0.68%	0.89%	0.90%	0.82%	0.81%
Portfolio turnover (c),(f)	30%	31%	44%	32%	62%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

INCORE Investment Grade Convertible Fund

	Class A Shares
	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
Net Asset Value, Beginning of Period	$13.72	$14.00	$14.10	$12.70	$10.85
Investment Activities:
Net investment income (loss)	0.17(a)	0.11(a)	0.14	0.08	0.12(a)
Net realized and unrealized gains (losses) on investments	2.89	(0.07)(b)	0.03	1.67	1.85
Total from Investment Activities	3.06	0.04	0.17	1.75	1.97
Distributions to Shareholders:
Net investment income	(0.25)	(0.32)	(0.27)	(0.35)	(0.12)
Total Distributions to Shareholders	(0.25)	(0.32)	(0.27)	(0.35)	(0.12)
Net Asset Value, End of Period	$16.53	$13.72	$14.00	$14.10	$12.70
Total Return (excludes sales charge)	22.57%	0.29%	1.21%	14.03%	18.30%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$33,040	$14,350	$10,396	$6,964	$6,299
Ratio of net expenses to average net assets	1.30%	1.48%	1.39%	1.52%	1.50%
Ratio of net investment income to average net assets	1.12%	0.80%	0.75%	0.66%	1.04%
Portfolio turnover (c)	39%	22%	32%	28%	27%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

	Class I Shares
	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
Net Asset Value, Beginning of Period	$13.71	$13.98	$14.09	$12.68	$10.87
Investment Activities:
Net investment income (loss)	0.22(a)	0.17(a)	0.18	0.20	0.18
Net realized and unrealized gains (losses) on investments	2.90	(0.07)(b)	0.03	1.62	1.84
Total from Investment Activities	3.12	0.10	0.21	1.82	2.02
Distributions to Shareholders:
Net investment income	(0.30)	(0.37)	(0.32)	(0.41)	(0.21)
Total Distributions to Shareholders	(0.30)	(0.37)	(0.32)	(0.41)	(0.21)
Net Asset Value, End of Period	$16.53	$13.71	$13.98	$14.09	$12.68
Total Return	23.07%	0.77%	1.54%	14.68%	18.81%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$78,879	$53,438	$40,024	$30,683	$9,406
Ratio of net expenses to average net assets	0.94%	0.99%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.47%	1.26%	1.14%	1.17%	1.55%
Ratio of gross expenses to average net assets (c)	0.94%	0.99%	1.01%	1.08%	1.19%
Portfolio turnover (d)	39%	22%	32%	28%	27%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Appendix A — Variations in Sales Charge
Reductions and Waivers Available Through
Certain Intermediaries

The availability of certain initial and contingent deferred sales charge reductions and waivers may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. The following information about variations in sales charge reductions and waivers is applicable only to investors who purchase Fund shares through a Merrill Lynch or Morgan Stanley Wealth Management platform or account.

In all instances, it is your responsibility to notify the Fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge reductions or waivers. For reductions and waivers not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive those reductions and waivers.

Merrill Lynch

Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or in the SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch's platform
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this Prospectus
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)
CDSC Waivers on A and C Shares available at Merrill Lynch
Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only)
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this Prospectus
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Morgan Stanley Wealth Management

Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Morgan Stanley
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
Shares purchased through a Morgan Stanley self-directed brokerage account
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

P.O. Box 182593
Columbus, OH 43218-2593

Statement of Additional Information (SAI):  The SAI contains more information about the Fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you do not request a copy.

Annual and Semi-Annual Reports:  Annual and semi-annual reports contain more information about the Fund's investments and the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal period.

How to Obtain Information:  You may obtain a free copy of the SAI or annual and semi-annual reports, and ask questions about the Fund or your accounts, online at VictoryFunds.com, by contacting the Victory Funds at the following address or telephone number, or by contacting your financial intermediary.

By telephone: Call Victory Funds at 800-539-FUND (800-539-3863)	By mail: Victory Funds P.O. Box 182593 Columbus, OH 43218-2593

You also can get information about the Fund (including the SAI and other reports) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person: SEC Public Reference Room Washington, D.C. Call 202-551-8090 for location and hours.	By mail: SEC Public Reference Section Washington, D.C. 20549-1520	On the Internet: EDGAR database at sec.gov or by email request at publicinfo@sec.gov
Investment Company Act File Number 811-4852	VF-IMF-PRO (03/18)

March 1, 2018

Prospectus

Victory NewBridge Large Cap Growth Fund

Class A	Class C	Class I	Class R	Class R6	Class Y
VFGAX	VFGCX	VFGIX	VFGRX	—	VFGYX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

VictoryFunds.com
800-539-FUND
(800-539-3863)

Victory Funds

Fund Summary

    Investment Objective

    Fund Fees and Expenses

    Principal Investment Strategy

    Principal Risks

    Investment Performance

    Management of the Fund

    Purchase and Sale of Fund Shares

    Tax Information

    Payments to Broker-Dealers and Other Financial Intermediaries

Additional Fund Information

    Investments

    Risk Factors

Organization and Management of the Fund

Investing with the Victory Funds

    Share Price

    Choosing a Share Class

    Information About Fees

    How to Buy Shares

    How to Exchange Shares

    How to Sell Shares

Distributions and Taxes

Important Fund Policies

Financial Highlights

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

NewBridge Large Cap Growth Fund Summary

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with the Victory Funds on page 11 of the Fund's Prospectus and in Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 41 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (paid directly from your investment)	Class A	Class C	Class I	Class R	Class Y
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE	NONE	NONE
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	NONE[1]	1.00%[2]	NONE	NONE	NONE
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	1.00%	0.00%	0.50%	0.00%
Other Expenses	0.40%	0.52%	0.26%	1.58%	0.67%
Total Annual Fund Operating Expenses	1.40%	2.27%	1.01%	2.83%	1.42%
Fee Waiver/Expense Reimbursement[3]	(0.04)%	(0.17)%	(0.06)%	(1.18)%	(0.40)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.36%	2.10%	0.95%	1.65%	1.02%

1  A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see the section entitled Choosing a Share Class..

2  Applies to shares sold within 12 months of purchase.

3  Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.36%, 2.10%, 0.95%, 1.65% and 1.02% of Class A, Class C, Class I, Class R and Class Y shares, respectively, through at least February 28, 2019. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods (or continue holding your shares in the case of Class C shares). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years (or Life of Class)
Class A	$706	$989	$1,293	$2,155
Class C
If you sell your shares at the end of the period	$313	$693	$1,200	$2,592
If you do not sell your shares at the end of the period	$213	$693	$1,200	$2,592
Class I	$97	$316	$552	$1,231
Class R	$168	$765	$1,389	$3,072
Class Y	$104	$410	$738	$1,667

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover will generally indicate higher transaction costs, resulting in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategy

The Adviser pursues the Fund's investment objective by investing primarily in U.S. equity securities of companies whose growth prospects appear to exceed those of the overall market. The issuers are typically listed on a nationally recognized exchange.

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of large cap companies. "Large cap companies" are companies that at the time of purchase, have market capitalizations within the range of companies comprising the Russell 1000® Growth Index. As of December 31, 2017, the Russell 1000® Growth Index included companies with approximate market capitalizations between $1.2 billion and $868.9 billion. The size of companies in the index changes with market conditions and the composition of the index.

In making investment decisions for the Fund, the Adviser will invest the Fund's assets in stocks of approximately 25-35 companies that have exhibited faster-than-average earnings growth over the past few years and are expected to continue to show high levels of earnings growth. From time to time, the Fund may focus its investments in companies in one or more economic sectors, including the information technology sector.

The Adviser reduces a position when it reaches a 10% position size limit and sells a stock when the fundamental characteristics deteriorate, relative valuation has become less favorable or when a better investment opportunity is identified.

The Fund may invest a portion of its assets in equity securities of foreign companies traded in the U.S., including American Depositary Receipts and Global Depositary Receipts (ADRs and GDRs).

Principal Risks

The Fund's investments are subject to the following principal risks:

  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.
  Foreign Securities Risk. Foreign securities (including ADRs and GDRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.
  Investment Style Risk. Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
  Large Capitalization Stock Risk. The securities of large cap companies may underperform the securities of smaller cap companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
  Limited Portfolio Risk. To the extent the Fund invests its assets in a smaller number of issuers, a decline in the market value of a particular security may affect the Fund's value more than if the Fund invested in a larger number of issuers.
  Management Risk. The Adviser may not execute the Fund's principal investment strategy effectively.
  Sector Risk. To the extent the Fund focuses in one or more sectors, such as the information technology sector, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile. The values of companies in the information technology sector are particularly vulnerable to economic downturns, short product cycles and aggressive pricing, market competition and changes in government regulation.
  Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to a broad measure of market performance. We assume reinvestment of dividends and distributions.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

Calendar Year Returns for Class A Shares

(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

Highest Quarter	18.09% (quarter ended September 30, 2010)
Lowest Quarter	-24.34% (quarter ended December 31, 2008)

Average Annual Total Returns (For the Periods ended December 31, 2017)	1 Year	5 Years (or Life of Class)	10 Years (or Life of Class)
CLASS A Before Taxes	17.65%	11.27%	5.45%
CLASS A After Taxes on Distributions	9.52%	5.36%	2.53%
CLASS A After Taxes on Distributions and Sale of Fund Shares	16.82%	8.38%	4.08%
CLASS C Before Taxes	23.07%	11.69%	5.22%
CLASS I Before Taxes	25.36%	13.00%	9.91%[1]
CLASS R Before Taxes	24.53%	12.20%	5.70%
CLASS Y Before Taxes	25.29%	11.95%[1]	N/A
INDEX
Russell 1000® Growth Index Index returns reflect no deduction for fees, expenses, or taxes.	30.21%	17.33%	10.00%

1  Inception dates of Class I and Class Y shares are March 1, 2011 and January 28, 2013, respectively.

After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's NewBridge Asset Management ("NewBridge") investment franchise.

Portfolio Managers
	Title	Tenure with the Fund
Erick F. Maronak	Chief Investment Officer of NewBridge	Since 2003
Jason E. Dahl	Senior Portfolio Manager/Analyst	Since 2003
Scott R. Kefer	Senior Portfolio Manager/Analyst	Since 2003
Michael B. Koskuba	Senior Portfolio Manager/Analyst	Since 2003

Purchase and Sale of Fund Shares
Investment Minimums	Class A	Class C	Class I	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	$2,000,000	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	NONE	NONE

For Class A and Class C shares a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and purchases through automatic investment plans.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value ("NAV") after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and its salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Additional Fund Information

Victory Capital Management Inc., which we refer to as the "Adviser" throughout the Prospectus, manages the Fund.

The NewBridge Large Cap Growth Fund (the "Fund") is managed by the Adviser, who also manages other funds, each having distinct investment management objectives, strategies, risks, and policies. Together, these funds are referred to in this Prospectus as the "Victory Funds" or, more simply, the "Funds."

The following section describes additional information about the principal investment strategy the Fund will use under normal market conditions to pursue its investment objective, as well as any secondary strategies the Fund may use, and the related risks. This Prospectus does not attempt to describe all of the various investment techniques and types of investments that the Adviser may use in managing the Fund. The SAI includes more information about the Fund, its investments, and the related risks. Keep in mind that for cash management purposes, the Fund may hold all or a portion of its assets in cash, short-term money market instruments or shares of other investment companies. This may reduce the benefit from any upswing in the market and may cause the Fund to fail to meet its investment objective.

The Fund will not change its policy to invest at least 80% of its assets in equity securities of large-cap companies unless it notifies shareholders at least 60 days in advance. For purposes of this investment policy, "assets" means the Fund's net assets plus the amount of any borrowings for investment purposes.

If you would like to receive additional copies of any materials, please call the Victory Funds at 800-539-FUND (800-539-3863) or please visit VictoryFunds.com.

Investments

The following describes the types of securities the Fund may purchase under normal market conditions to achieve its principal investment strategy. The Fund will not necessarily buy all of the securities listed below.

U.S. Equity Securities

Can include common stock, preferred stock, and securities that are convertible or exchangeable into common stock of U.S. corporations.

Equity Securities of Foreign Companies Traded in the U.S.

Can include common stock and convertible preferred stock of non-U.S. corporations. Also may include American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs), which are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations, and exchange-traded funds ("ETFs") that invest in foreign corporations.

The Adviser may use other types of investment strategies in pursuing the Fund's overall investment objective. The following describes the types of securities that the Adviser may purchase or investment techniques the Adviser may employ that are not considered to be a part of the Fund's principal investment strategies. Additional securities and techniques are described in the Fund's SAI.

Investment Companies

The Fund may invest in securities of other investment companies, including ETFs, if those companies invest in securities consistent with the Fund's investment objective and policies. ETFs are investment companies the shares of which are bought and sold on a securities exchange.

Securities Lending

To enhance the return on its portfolio, the Fund may lend portfolio securities to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Board. Each loan will be secured continuously by collateral in the form of cash, high quality money market instruments or securities issued by the U.S. government or its agencies or instrumentalities.

Risk Factors

By matching your investment objective with an acceptable level of risk, you can create your own customized investment plan.

The following describes the principal risks that you may assume as an investor in the Fund.

General Risks
  Market Risk is the risk that the market value of a security may decline in response to developments affecting individual companies and/or general economic conditions. Market risk may affect a single issuer, an industry, a sector of the economy, or the entire market. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.
  Manager Risk is the risk that the Fund's portfolio manager may implement its investment strategy in a way that does not produce the intended result.
  Stock Selection Risk is the risk that the value of the Fund's investments may decline if the particular companies in which the Fund invests do not perform well in the market.

Equity Risk
  The value of an equity security will fluctuate in response to changes in earnings or other conditions affecting the issuer's profitability or in general market conditions. Unlike debt securities, which have preference to a company's assets in case of liquidation, equity securities are entitled to the residual value after the company meets its other obligations.

Investment Style Risk
  Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.

ADRs, GDRs and U.S.-Traded Foreign Investments Risks
  Political and Economic Risks, along with other factors, could adversely affect the value of the Fund's investments in foreign companies traded on U.S. exchanges, such as ADRs and GDRs.
  Foreign Securities Risk. Investing in foreign companies, including through ADRs and GDRs, involves certain special risks. For example, compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. These factors can make foreign investments more volatile than U.S. investments.

Certain of these risks may also apply to some extent to U.S. investments that are denominated in foreign currencies and to investments in U.S. companies that have significant foreign operations.

Large-Capitalization Stock Risk
  Large capitalization companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Large capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial, or other market conditions. For these and other reasons, a Fund that invests in large capitalization companies may underperform other stock funds (such as funds that focus on the stocks of small and medium capitalization companies) when stocks of large capitalization companies are out of favor.

The Adviser may use several types of investment strategies in pursuing the Fund's overall investment objective. The following risks are those that the Adviser does not consider to be principal risks of the Fund. Additional risks are included in the Fund's SAI.

Investment Company Risk
  The Fund's ability to achieve its investment objective may be directly related to the ability of other investment companies (including ETFs) held by the Fund to meet their investment objectives. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying investment companies. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

Securities Lending Risk
  The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (1) the inability of the borrower to return the securities, (2) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (3) a delay in recovery of the securities, or (4) the loss of rights in the collateral should the borrower fail financially. In addition, the Fund is responsible for any loss that might result from its investment of the borrower’s collateral. In determining whether to lend securities, the Adviser or the Fund's securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.

An investment in the Fund is not a complete investment program.

Organization and Management of the Fund

The Fund's Board of Trustees has the overall responsibility for overseeing the management of the Fund.

The Investment Adviser

The Victory Funds are series of Victory Portfolios (the "Trust"). The Trust has an Advisory Agreement with the Adviser, which is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Board of Trustees. As of December 31, 2017, the Adviser and its affiliates managed or advised assets totaling in excess of $61.7 billion for individual and institutional clients. The Adviser's principal address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. NewBridge Asset Management ("NewBridge") is the investment franchise responsible for management of the Fund.

For the fiscal year ended October 31, 2017, the Adviser was paid advisory fees, before waivers, at an annual rate equal to 0.75% of the average daily net assets of the Fund.

See "Fund Fees and Expenses" for information about any contractual agreement agreed to by the Adviser to waive fees and/or reimburse expenses with respect to the Fund. From time to time, the Adviser also may voluntarily waive fees and/or reimburse expenses in amounts exceeding those required to be waived or reimbursed under any contractual agreement that may be in place with respect to the Fund.

A discussion of the Board's most recent considerations in approving the Advisory Agreement will be available in the Fund's semi-annual report for the period ended April 30, 2018.

Portfolio Management

Erick F. Maronak is the Lead Portfolio Manager and Jason E. Dahl, Scott R. Kefer, and Michael B. Koskuba are Co-Portfolio Managers of the Fund. The Fund's portfolio managers are, together, primarily responsible for the day-to-day management of the Fund's portfolio. The portfolio managers are supported by a team of equity research analysts who assist with investment research.

Mr. Maronak is the Chief Investment Officer of NewBridge and has been associated with the Adviser or an affiliate since 1999.

Mr. Dahl is a Senior Portfolio Manager/Analyst of NewBridge and has been associated with the Adviser or an affiliate since 1999. Mr. Dahl is a CFA charterholder.

Mr. Kefer is a Senior Portfolio Manager/Analyst of NewBridge and has been associated with the Adviser or an affiliate since 1999. Mr. Kefer is a CFA charterholder.

Mr. Koskuba is a Senior Portfolio Manager/Analyst of NewBridge and has been associated with the Adviser or an affiliate since 1999.

The Fund's SAI provides additional information about the portfolio managers' method of compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

Investing with the Victory Funds

All you need to do to get started is to fill out an application.

An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information. Your Investment Professional also can help you decide which share class is best for you. Investment Professionals and other intermediaries may charge fees for their services.

If you are looking for a convenient way to open an account or to add money to an existing account, we can help. The sections that follow will serve as a guide to your investments with the Victory Funds. Choosing a Share Class will help you decide whether it would be more to your advantage to buy Class A, Class C, Class I, Class R, Class R6 or Class Y shares. Class I, Class R, Class R6 and Class Y shares are available for purchase only by eligible shareholders.

This section of the Prospectus describes each share class currently offered by the Victory Funds. Keep in mind that not all Victory Funds offer each class of shares. Therefore, certain classes may be discussed below that are not necessarily offered in this Prospectus. See the cover of the Prospectus for a list of share classes that are offered by the Fund.

This section of the Prospectus also describes how to open an account, how to access information about your account, and how to buy, exchange, and sell shares of a Victory Fund. Note, this information will vary if you invest through a third party such as a brokerage firm and will be dependent on that firm's policies and practices. Consult your Investment Professional for specific details.

We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-FUND. They will be happy to assist you.

Share Price

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.

The Fund calculates its share price, called its net asset value ("NAV"), each business day as of the close of regular trading on the New York Stock Exchange, Inc. ("NYSE"), which is normally 4:00 p.m. Eastern Time. In the event of an emergency or other disruption in trading on the NYSE, the Fund's share price will be determined based upon the close of the NYSE. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is next calculated after you place your order. A business day is a day on which the NYSE is open.

To the extent the Fund’s investments include securities that are primarily traded in foreign markets, the value of those securities may change on days when shareholders are unable to purchase and redeem the Fund’s shares, such as on weekends or other days when the Fund does not price its shares.

The Fund prices its investments based on market value when market quotations are readily available. When these quotations are not readily available, the Fund will price its investments at fair value according to procedures approved by the Board of Trustees. The Fund will fair value a security when:

  Trading in the security has been halted;
  The market quotation for the security is clearly erroneous due to a clerical error;
  The security's liquidity decreases such that, in the Adviser's opinion, the market quotation has become stale; or
  An event occurs after the close of the trading market (but before the Fund's NAV is calculated) that, in the Adviser's opinion, materially affects the value of the security.

The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security's market quotation and its fair value. The use of fair value pricing may not, however, always reflect a security's actual market value in light of subsequent relevant information, and the security's opening price on the next trading day may be different from the fair value price assigned to the security.

Each class of shares of the Fund calculates its NAV by adding up the total value of the investments and other assets of that class, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the class.

You may be able to find the Fund's NAV each day in The Wall Street Journal and other newspapers. Newspapers do not normally publish fund information until a fund reaches a specific number of shareholders or level of assets. You may also find the Fund's NAV by calling 800-539-3863 or by visiting the Fund's website at VictoryFunds.com.

Choosing a Share Class

CLASS A

  Front-end sales charge, as described in this section. There are several ways to reduce or eliminate this charge as discussed under Sales Charge Reductions and Waivers for Class A Shares.
  A contingent deferred sales charge (CDSC) may be imposed if you sell your shares within twelve months of their purchase. The CDSC may be waived or reduced in certain circumstances as discussed under CDSC Reductions for Class A and Class C Shares.
  Class A shares also pay ongoing distribution and/or service (12b-1) fees.
  Lower annual expenses than Class C or Class R shares.

CLASS C

  No front-end sales charge. All your money goes to work for you right away.
  A CDSC may be imposed if you sell your shares within twelve months of their purchase. The CDSC may be waived or reduced in certain circumstances as discussed under CDSC Reductions for Class A and Class C Shares.
  Class C shares also pay ongoing distribution and/or service (12b-1) fees.
  Higher annual expenses than all other classes of shares.

CLASS I

  No front-end sales charge or CDSC. All your money goes to work for you right away.
  Class I shares do not pay any ongoing distribution and/or service (12b-1) fees.
  Class I shares are only available to certain investors.
  Typically lower annual expenses than all other classes of shares except Class R6 shares.

CLASS R

  No front-end sales charge or CDSC. All your money goes to work for you right away.
  Class R shares pay ongoing distribution and/or service (12b-1) fees.
  Class R shares are only available to certain investors.
  Higher annual expenses than all classes except Class C shares.

CLASS R6

  No front-end sales charge or CDSC. All your money goes to work for you right away.
  Class R6 shares do not pay any ongoing distribution and/or service (12b-1) fees.
  Class R6 shares are only available to certain investors.
  Typically lower annual expenses than all other classes of shares.

CLASS Y

  No front-end sales charge or CDSC. All your money goes to work for you right away.
  Class Y shares do not pay any ongoing distribution and/or service (12b-1) fees.
  Class Y shares are only available to certain investors.
  Lower annual expenses than all other classes of shares except Class I and Class R6 shares.

Share Classes

When you purchase shares of the Fund, you must choose a share class. The Fund offers the share classes listed on the Prospectus cover. Each share class represents an interest in the same portfolio of securities, but the classes differ in the sales charges, if any, and expenses that apply to your investment, allowing you and your Investment Professional to choose the class that best suits your investment needs.

Deciding which share class best suits your investment needs depends on a number of factors that you should discuss with your Investment Professional, including: how long you expect to hold your investment, how much you intend to invest, and the total expenses associated with each share class.

The Fund reserves the right, without notice, to change the eligibility criteria for purchasing a particular share class. For example, a class of shares may be available to purchase only by retirement plans or by institutional investors. The Fund may also waive any applicable eligibility criteria or investment minimums at its discretion.

The Fund or any class may be closed at any time for failure to achieve an economical level of assets or for other reasons. Certain financial intermediaries who hold shares on behalf of their customers impose fees when the amount of shares of a particular class falls below a minimum threshold. To the extent that the amount of shares falls below that threshold, the Fund reserves the right to liquidate the shares held in accounts maintained by the financial intermediary.

Calculation of Sales Charges for Class A Shares

For historical expense information, see the "Financial Highlights" at the end of this Prospectus.

Class A shares are sold at their public offering price, which is the NAV plus any applicable initial sales charge, also referred to as the "front-end sales load." The sales charge may be reduced or eliminated for larger purchases, as detailed below or as described under Sales Charge Reductions and Waivers for Class A Shares. The investment levels required to obtain a reduced sales charge are commonly referred to as "breakpoints."

All Class A purchases are subject to the terms described herein except for those purchases made through an intermediary specified in Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.

In order to obtain a breakpoint discount, you must inform your Investment Professional at the time you purchase shares of the existence of the other Victory accounts or purchases of Victory Funds that are eligible to be linked for the purpose of calculating the initial sales charge. The Fund or your Investment Professional may ask you for records or other information about other Victory Funds held in your Victory accounts and any linked accounts, such as accounts opened with a different financial intermediary.

The current sales charge rates and breakpoint levels for Class A shares of the Fund are listed below:

Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
Up to $49,999	5.75%	6.10%
$50,000 up to $99,999	4.50%	4.71%
$100,000 up to $249,999	3.50%	3.63%
$250,000 up to $499,999	2.50%	2.56%
$500,000 up to $999,999	2.00%	2.04%
$1,000,000 and above[1]	0.00%	0.00%

1  A contingent deferred sales charge (CDSC) of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within twelve months of purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions. You may be eligible for a reduction or waiver of this CDSC under certain circumstances. See CDSC Reductions for Class A and Class C Shares and Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries for details.

Sales Charge Reductions and Waivers for Class A Shares

There are several ways you can combine multiple purchases of Class A shares of the Victory Funds to take advantage of reduced sales charges and, in some cases, eliminate sales charges.

In order to obtain a Class A sales charge reduction or waiver, you must provide your Investment Professional, financial intermediary or the Fund's transfer agent, at the time of purchase, with current information regarding shares of any Victory Funds held in other accounts. Such information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate that a sales charge was paid for shares of the Victory Funds held in: (i) all accounts (e.g., retirement accounts) with the Victory Funds and your Investment Professional; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse or domestic partner and children under 21).

The availability of a sales charge reduction or waiver discussed below will depend upon whether you purchase your shares directly from the Fund or through a financial intermediary. In all instances, it is your responsibility to notify the Fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge reductions or waivers. Different intermediaries may impose different sales charges. These variations are described in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. Except as described with respect to the intermediaries specified in Appendix A, all Class A shares are subject to the terms stated herein. In order to obtain waivers and discounts that are not available through your intermediary, you must purchase Fund shares directly from the Fund or through another intermediary.

You can find additional information regarding sales charges and their reductions, free of charge, at vcm.com/policies, by clicking on Victory Portfolios' Mutual Funds Pricing Policies.

You may reduce or eliminate the sales charge in a number of ways:

  Breakpoint - Purchase a sufficient amount to reach a breakpoint (see Calculation of Sales Charges for Class A Shares above);
  Letter of Intent - If you anticipate purchasing $50,000 or more of shares of the Fund, including any purchase of Class A shares of other Victory Funds (excluding those Funds that do not impose a sales charge), within a 13-month period, you may qualify for a sales charge breakpoint as though the total quantity were invested in one lump sum. In order to qualify for the reduced sales charge, you must submit a non-binding Letter of Intent (the "Letter") within 90 days of the start of the purchases. Each investment you make after signing the Letter will be entitled to the sales charge applicable to the total investment indicated in the Letter. You must start with a minimum initial investment of at least 5.00% of the total amount you intend to purchase. A portion of the shares purchased under the Letter will be held in escrow until the total investment has been completed. In the event you do not complete your commitment set forth in the Letter in the time period specified, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges;
  Right of Accumulation - You may add the value of any Class A shares of the Fund that you already own (excluding shares sold without a sales charge) to the amount of your next Class A investment to determine if your additional investment will qualify for a sales charge breakpoint. The value of the Class A shares you already own will be calculated by using the greater of the current value or the original investment amount. You may be eligible for reduced sales charges on future purchases of Class A shares of the Fund after you have reached a new breakpoint. To determine your reduced sales charge, you can add the value of your Class A shares (or those held by your spouse (including life partner) and your children under age 21), determined at the previous day’s NAV, to the amount of your new purchase, valued at the current offering price. To ensure that the reduced price will be received pursuant to the Fund’s Right of Accumulation, you or your Investment Professional must inform the Fund’s transfer agent that the Right applies each time shares are purchased and provide the transfer agent with sufficient information to permit confirmation of qualification;
  Combination Privilege - You may combine the value of Class A shares you own in accounts of multiple Victory Funds (excluding shares sold without a sales charge) and in accounts of household members of your immediate family (spouse or domestic partner and children under 21) to achieve a reduced sales charge on your added investment;
  Reinstatement Privilege - You may reinvest at NAV all or part of your redemption proceeds within 90 days of a redemption of Class A shares of the Fund.
  Waiver - The Victory Funds will completely waive the sales charge for Class A shares in the following cases:
    Purchases of $1,000,000 or more;
    Purchases by certain individuals associated with the Victory Funds or service providers (see "Eligibility of Individuals Associated with the Victory Funds and Fund Service Providers");
    Purchases by registered broker-dealers, financial intermediaries or their agents or affiliates who have agreements with Victory Capital Advisers, Inc., (the "Distributor"), if the shares are purchased for their own account, purchased for retirement plans of their employees or sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;
    Purchases for trust or other advisory accounts established with a financial institution and fee-based investment products or accounts;
    Reinvestment of proceeds from a liquidation distribution of Class A shares of a Victory Fund held in a deferred compensation plan, agency, trust, or custody account;
    Purchases by retirement plans, including Section 401 and 457 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans. Investors nonetheless may be charged a fee if they effect transactions in Class A shares through a broker or agent;
    Purchases by participants in no transaction fee programs offered by certain broker-dealers (sometimes referred to as "supermarkets");
    Purchases by financial intermediaries who have entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers;
    Investors that have an investment account with the Adviser;
    Purchases by CMS Energy employees participating in a Victory prototype Roth IRA plan by way of payroll deduction from CMS Energy; and
    Individuals who reinvest the proceeds of redemptions from Class I, Class R6 or Class Y shares of a Victory Fund within 60 days of redemption.

You should inform the Fund or your Investment Professional at the time of purchase of the sales charge waiver category which you believe applies.

CDSC for Class A Shares

A contingent deferred sales charge (CDSC) of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within twelve months of purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions.

More information is available in CDSC Reductions and Waivers for Class A and Class C Shares and Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. All Class A purchases are subject to the terms described herein except for those purchases made through the intermediaries specified in Appendix A.

CDSC for Class C Shares

You will pay a 1.00% CDSC on any Class C shares you sell within twelve months of purchase. The CDSC is based on the current value of the shares being sold or their NAV when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. There is no CDSC imposed when you exchange your shares for Class C shares of another Victory Fund; however, your exchange is subject to the same CDSC schedule that applied to your original purchase.

An investor may, within 90 days of a redemption of Class C shares, reinvest all or part of the redemption proceeds in the Class C shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. Class C share proceeds reinvested do not result in a refund of any CDSC paid by the shareholder, but the reinvested shares will be treated as CDSC exempt upon reinvestment. The shareholder must ask the Distributor for such privilege at the time of reinvestment.

To keep your CDSC as low as possible, each time you sell shares we will first sell shares in your account that are not subject to a CDSC. If there are not enough of these to meet your sale, we will sell the shares in the order they were purchased.

More information is available in CDSC Reductions and Waivers for Class A and Class C Shares and Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.

CDSC Reductions and Waivers for Class A and Class C Shares

No CDSC is imposed on redemptions of Class A and Class C shares in the following circumstances:

  To the extent that the shares redeemed:
    are no longer subject to the holding period for such shares;
    resulted from reinvestment of distributions; or
    were exchanged for shares of another Victory Fund as allowed by the Prospectus, provided that the shares acquired in such exchange or subsequent exchanges will continue to remain subject to the CDSC, if applicable, calculated from the original date of purchase until the applicable holding period expires. In determining whether the CDSC applies to each redemption, shares not subject to a CDSC are redeemed first;
  Following the death or post-purchase disability of:
    a registered shareholder on an account; or
    a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;
  Distributions from individual retirement accounts, Section 403(b), Section 457 and Section 401 qualified plans, where redemptions result from:
    required minimum distributions with respect to that portion of such contributions that does not exceed 12% annually;
    tax free returns of excess contributions or returns of excess deferral amounts;
    distributions on the death or disability of the account holder;
    distributions for the purpose of a loan or hardship withdrawal from a participant plan balance; or
    distributions as a result of separation of service;
  Distributions as a result of a Qualified Domestic Relations Order or Domestic Relations Order required by a court settlement;
  In instances where the investor’s dealer or institution waived its commission in connection with the purchase and notifies the Distributor prior to the time of investment;
  When the redemption is made as part of a Systematic Withdrawal Plan (including dividends), up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established; or
  Participant-initiated distributions from employee benefit plans or participant-initiated exchanges among investment choices in employee benefit plans.

Eligibility Requirements to Purchase Class I Shares

Class I shares may only be purchased by:

  Institutional and individual retail investors with a minimum investment in Class I shares of $2,000,000 who purchase through certain broker-dealers or directly from the transfer agent;
  Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;
  Investors who purchase through advisory programs with an approved financial intermediary in which the financial intermediary typically charges the investor a fee based upon the value of the account ("Advisory Programs"). Such transactions may be subject to additional rules or requirements of the applicable Advisory Program; and
  Brokers (and their sales representatives) where those brokers have agreements with the Distributor to sell shares of the Fund.

The Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $2,000,000.

Eligibility Requirements to Purchase Class R Shares

The Fund reserves the right to change the criteria for eligible investors and the investment minimums.

Class R shares may only be purchased by:

  Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;
  Investors who purchase through Advisory Programs with an approved financial intermediary.

Eligibility Requirements to Purchase Class R6 Shares

Class R6 shares may only be purchased by:

  Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;
  Investors who purchase through Advisory Programs with an approved financial intermediary; and
  Registered investment companies.

Eligibility Requirements to Purchase Class Y Shares

Class Y shares may only be purchased by:

  Institutional and individual retail investors with a minimum investment in Class Y shares of $1,000,000 who purchase through certain broker-dealers or directly from the transfer agent;
  Clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds, who invest at least $2,500;
  Pension, profit sharing, employee benefit and other similar plans and trusts that invest in the Fund;
  Investors who purchase through Advisory Programs with an approved financial intermediary; and
  Purchases by:
    investment advisory clients of the Adviser; or
    investment advisors, consultants, broker-dealers and other financial intermediaries investing for their own accounts or for the accounts of their immediate family members.

The Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $1,000,000.

Eligibility of Individuals Associated with the Victory Funds and Fund Service Providers

Current and retired Victory Fund trustees and the officers, directors, trustees, employees, and family members of employees of the Adviser or Affiliated Providers are eligible to purchase the lowest expense share class offered by the Fund. In the case of Class A shares, such purchases are not subject to a front-end sales charge. "Affiliated Providers" are affiliates of the Adviser and organizations that provide services to the Trust.

Information About Fees

Distribution and Service Plans

In accordance with Rule 12b-1 of the Investment Company Act of 1940, the Trust has adopted Distribution and Service Plans for Class A shares, Class C shares and Class R shares of the Fund.

Under the Class A Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of its average daily net assets of its Class A shares. Under the Class R Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.50% of its average daily net assets of its Class R shares. The fee is paid for general distribution services and for providing personal services to shareholders. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund's shares. Personal services to shareholders are generally provided by broker-dealers or other intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Under the Class C Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of 1.00% of the average daily net assets of its Class C shares. Of this amount, 0.75% of the Fund's Class C shares average daily net assets will be paid for general distribution services and for selling Class C shares. The Fund will pay 0.25% of its Class C shares average daily net assets to compensate financial institutions that provide personal services to Class C shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund's Class C shares. Personal services to shareholders are generally provided by broker-dealers or other financial intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Because Rule 12b-1 fees are paid out of the Fund's assets and on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Other Payments to Financial Intermediaries

Except with respect to Class R6 shares, if you purchase Fund shares through an Investment Professional, a broker dealer, or other financial intermediary, the Fund may pay for sub-transfer agent, recordkeeping and/or similar administrative services. In addition, the Adviser (and its affiliates) may make substantial payments out of its own resources, including the profits from the advisory fees the Adviser receives from the Funds, to affiliated and unaffiliated dealers or other Investment Professionals and service providers for distribution, administrative and/or shareholder servicing activities. The Adviser also may reimburse the Distributor (or the Distributor's affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or other Investment Professionals for marketing, promotional or related expenses; these payments are often referred to as "revenue sharing."

In some circumstances, these types of payments may create an incentive for a dealer or Investment Professional or its representatives to recommend or offer shares of the Victory Funds to its customers. You should ask your dealer or Investment Professional for more details about any such payments it receives.

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker-dealers or other financial intermediaries from Fund assets, or from the resources of the Adviser or its affiliates on sales of or investments in Class R6 shares.

How to Buy Shares

Opening an Account

If you would like to open an account, you will first need to complete an Account Application.

You can obtain an Account Application by calling Victory Funds Customer Service at 1-800-539-3863. You can also download an Account Application by visiting the Victory Funds' website, VictoryFunds.com, and clicking on the Victory Funds Account Application link. Send the completed Account Application, along with a check made payable to the Victory Funds, at the following address:

Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593

You can also obtain an Account Application by contacting your Investment Professional. When you invest through an Investment Professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ. In addition to any limitations described in this Prospectus, an Investment Professional or other intermediary may also place other limits on your ability to use the services of the Fund. Sometimes an Investment Professional will charge you for its services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Fund.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Fund is unable to collect the required information, you may not be able to open your account. Additional details about the Fund's Customer Identification Program are available in the section "Important Fund Policies."

If you participate in a retirement plan that offers one of the Victory Funds as an option, please consult your employer for information on how to purchase shares of the Victory Funds through the plan, including any restrictions or limitations that may apply.

Paying for Your Initial Purchase

If you wish to make a purchase directly from the Victory Funds, make your check payable to the "Victory Funds." All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Fund does not accept cash, money orders, traveler's checks, credit card convenience checks, or third party checks. Additionally, bank starter checks are not accepted for the shareholder's initial investment into the Fund. All payments must be denominated in U.S. dollars.

Minimum Investments

If you would like to buy Class A or Class C shares, the minimum investment required to open an account is $2,500 ($1,000 for IRA accounts), with additional investments of at least $50. If you would like to buy Class I, Class R, Class R6 or Class Y shares, you must first be an Eligible Investor, as discussed in the section Choosing a Share Class — Eligibility Requirements to Purchase. There are no minimum investment amounts required for Class I, Class R, Class R6 or Class Y shares except as set forth in the Eligibility Requirements to Purchase with respect to some types of accounts.

For Class C shares, individual purchases of $1,000,000 and above will automatically be made in Class A shares.

If your account falls below the minimum investment amount, we may ask you to reestablish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

The minimum investment required to open an account may be waived or lowered for employees, and immediate family members of the employee, of the Adviser, the Administrator, and their affiliates. In addition, the minimum investment required may be waived when the Fund is purchased through an Advisory Program or within qualified retirement plans or in other similar circumstances. Although the Fund may sometimes waive the minimum investment, when it does so, it always reserves the right to reject initial investments under the minimum at its discretion.

There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs.

The Fund reserves the right to change the criteria for eligible investors and the investment minimums.

Purchasing Additional Shares

Once you have an existing account, you can make additional investments at any time in any amount (subject to any minimums) in the following ways:

  By Mail

  To ensure that your additional investment is properly credited to your account, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

  By Telephone

  If you have an existing account that has been set up to receive electronic transfers, you can buy additional shares by calling Victory Funds Customer Service at 800-539-3863 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.

  By Exchange

  You may purchase shares of the Fund using the proceeds from the simultaneous redemption of shares of another Victory Fund if it is eligible for an exchange with your Fund. You may initiate an exchange online (if you are a registered user of VictoryFunds.com), by telephone, or by mail. See the section "Exchanging Shares."

  Via the Internet

  If you are a registered user, you may request a purchase of shares through our website at VictoryFunds.com. Your account must be set up for Automated Clearing House ("ACH") payment in order to execute online purchases.

  By ACH

  Your account must be set up for ACH payment in order to execute purchases online or by telephone. It takes about 15 days to set up an ACH account and only domestic member banks may be used. After your account is set up, your purchase amount can be transferred by ACH. Currently, the Fund does not charge a fee for ACH transfers but it reserves the right to charge for this service in the future. Your originating bank may charge a fee for ACH transfers.

  By Wire

  You may buy Fund shares by bank wire transfer of same day funds. Please call Victory Funds Customer Service at 800-539-3863 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday for wiring instructions. Any commercial bank can transfer same-day funds by wire.

  Although the transfer agent does not currently charge you for receiving same-day funds, it reserves the right to charge for this service in the future. Your bank may charge you for wiring same-day funds. You cannot buy shares for tax-qualified retirement plans by wire transfer.

  By Systematic Investment Plan

  To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount ($50 or more) and frequency of your investment. You can select monthly, quarterly, semi-annual or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement before we will make automatic withdrawals from your bank account and invest it in shares of the Fund.

Other Purchase Rules You Should Know

The Fund reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund or its shareholders. The Fund also reserves the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a Fund account, or to add to an existing Fund account.

Keep these addresses handy for purchases, exchanges, or redemptions.

BY REGULAR U.S. MAIL	Victory Funds P.O. Box 182593 Columbus, OH 43218-2593
BY OVERNIGHT MAIL	Use the following address ONLY for overnight packages: Victory Funds c/o FIS TA Operations 4249 Easton Way, Suite 400 Columbus, OH 43219 PHONE: 800-539-3863
BY WIRE	Call 800-539-3863 BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.
BY TELEPHONE	800-539-FUND (800-539-3863)
ON THE INTERNET	www.VictoryFunds.com

If you would like to make additional investments after your account is established, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

Statements and Reports

You will receive a periodic statement reflecting any transactions that affect the balance or registration of Fund shares in your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account's statements. Share certificates are not issued. Twice a year, you will receive a financial report of the Fund. By February 15th of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.

Retirement Plans

You can use the Fund as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation.

How to Exchange Shares

There may be limits on the ability to exchange between certain Victory Funds. You can obtain a list of Victory Funds available for exchange by calling 800-539-FUND or by visiting VictoryFunds.com

The shares of any class of the Fund may be exchanged for the shares of any other class offered by the Fund or the same class, or any other class, of any other Victory Fund, either through your Investment Professional or directly through the Fund, subject to the conditions described below:

  Exchanges are subject to any CDSC, minimum investment limitation or eligibility requirements described in the applicable Prospectus and SAI. You may be required to provide sufficient information to establish eligibility to exchange into a new share class.
  To exchange between Victory Funds, the other Victory Fund you wish to exchange into must be eligible for exchange with your Fund.
  Shares of the Victory Fund selected for exchange must be available for sale in your state of residence.

If you have questions about these, or any of the Fund's other exchange policies, please consult Victory Customer Service or your Investment Professional before requesting an exchange.

Before exchanging, you should read the Prospectus of the Fund you wish to exchange into, which may be subject to different risks, fees and expenses.

Class C Share Conversion

Effective May 1, 2018, Class C shares of the Fund will automatically convert to Class A shares in the month following the 10-year anniversary date of the purchase of the Class C Shares. The conversion will be effected at the relative NAV of each such class without the imposition of any sales charge, fee or other charge.

You may be able to voluntarily convert your Class C shares before the 10-year anniversary to a different share class of the same Fund that has a lower total annual operating expense ratio provided certain conditions are met. This voluntary conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Adviser or the Distributor specific for this purpose. Generally, Class C shares are not eligible for conversion until the applicable CDSC period has expired. Please contact your financial intermediary for additional information.

Processing Your Voluntary Exchange/Conversion

If your exchange or conversion request is received and accepted by the Fund, an Investment Professional or other intermediary by the close of trading as described in the section entitled, “Share Price,” then your request will be processed the same day. If received after the close of trading, your request will be processed on the next business day. Please contact your financial intermediary regarding the tax consequences of any exchange or conversion.

Exchanges will occur at the respective NAVs of the Fund's share classes next calculated after receipt and acceptance of your exchange request in good order, plus any applicable sales charge described in the Prospectus. Share class conversions will be based on the respective NAV of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day's NAVs.

Requesting an Exchange

You can exchange shares of the Fund by telephone, by mail or via the Internet. You cannot exchange into an account with a different registration or tax identification number.

By Telephone

Unless you indicate otherwise on the account application, Victory Customer Service will be authorized to accept exchange instructions received by telephone.

By Mail

Send a letter of instruction signed by all registered owners or their legal representatives to the Victory Funds.

Via the Internet

You may also exchange shares via the Internet at VictoryFunds.com if you are a registered user.

Other Exchange Rules You Should Know

The Fund may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Fund may terminate or modify the exchange privilege at any time on 60 days' notice to shareholders.

An exchange of Fund shares for shares of another Victory Fund constitutes a sale for tax purposes unless the exchange is made within an IRA or other tax-deferred account.

For information on how to exchange shares of the Fund that were purchased through your employer's retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.

How to Sell Shares

There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.

If your redemption request is received in good order by the close of trading on the NYSE, your redemption will be processed the same day. Your redemption will not be processed until the next business day if it is received after the close of trading on the NYSE. You cannot redeem your shares at www.VictoryFunds.com.

BY TELEPHONE

The easiest way to redeem shares is by calling 800-539-FUND. When you fill out your original application, be sure to check the box marked "Telephone Authorization." Then when you are ready to sell, call and tell us which one of the following options you would like to use:

  Mail a check to the address of record;
  Wire funds to a previously designated domestic financial institution;
  Mail a check to a previously designated alternate address; or
  Electronically transfer your redemption via ACH to a previously designated domestic financial institution.

The transfer agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the transfer agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, none of the Trust, its servicing agents, the Adviser, or the transfer agent will be responsible for any losses. If the transfer agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.

If there is an unusual amount of market activity and you cannot reach the transfer agent or your Investment Professional by telephone, consider placing your order by mail.

BY MAIL

Use the regular U.S. mail or overnight mail address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A Medallion signature guarantee is required for the following redemption requests:

  Your account registration has changed within the last 15 business days;
  The check is not being mailed to the address on your account;
  The check is not being made payable to the owner of the account;
  The redemption proceeds are being transferred to another Victory Fund account with a different registration; or
  The check or wire is being sent to a different bank account than was previously designated.

You can get a Medallion signature guarantee from a financial institution — such as a commercial bank, broker dealer, credit union, clearing agency, or savings bank — that is a member of a Medallion signature guarantee program.

BY WIRE

If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call before the close of trading on the NYSE, your funds will be wired on the next business day.

BY ACH

Normally, your redemption will be processed on the same day, but will be processed on the next day if received after the close of trading on the NYSE. It will be transferred by ACH as long as the transfer is to a domestic bank.

Systematic Withdrawal Plan

If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more at the time you establish the Systematic Withdrawal Plan. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a Medallion signature guaranteed letter of instruction. You should be aware that each withdrawal may be a taxable transaction. Also, each withdrawal reduces your account balance, and eventually your account balance may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below the initial purchase minimum, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.

Additional Information About Redemptions
  Redemption proceeds from the sale of Fund shares purchased by a check or through ACH will be held until the purchase check or ACH has cleared, which will take up to 10 business days.
  We typically expect to send the proceeds from your share redemption within one business day after we execute your order, but we may take up to seven business days to send redemption proceeds, regardless of payment type. When you sell shares through your financial intermediary, you can ask the intermediary to tell you when you can expect to receive the proceeds of your redemption.
  The Fund may suspend your right to redeem your shares in the following circumstances:
    During non-routine closings of the NYSE;
    When the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund's securities; or
    When the SEC orders a suspension to protect the Fund's shareholders.
  The Fund typically uses cash and cash equivalents held in its portfolio or sells portfolio assets to meet redemption requests. In unusual circumstances or under stressed market conditions, the Fund may use other methods to raise cash to meet redemption requests. For example, the Fund may draw funds from a line of credit or borrow available cash held by other Victory Funds under an "interfund lending program" in reliance on an exemptive order from the SEC.
  The Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1.00% of the Fund's net assets. The Fund reserves the right to pay the remaining portion "in kind," that is, in portfolio securities rather than cash. Securities received pursuant to an in-kind redemption are subject to market risk until sold and may be subject to brokerage and other fees.
  If you choose to have your redemption proceeds mailed to you and either the U.S. Postal Service is unable to deliver the redemption check to you or the check remains outstanding for more than six months, the Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed redemption checks.

Distributions and Taxes

Buying a dividend. You should check the Fund's distribution schedule before you invest. If you buy shares of the Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

As a shareholder, you are entitled to your share of net income and capital gains on the Fund's investments. The Fund passes its earnings along to investors in the form of dividends. Dividends paid by the Fund represent the net income from dividends and interest earned on investments after expenses. The Fund will distribute short-term gains, as necessary, and if the Fund makes a long-term capital gain distribution, it is normally paid once a year.

Ordinarily, the Fund declares and pays dividends annually. However, the Fund may not always pay a dividend or distribution for a given period. Each class of shares declares and pays dividends separately.

Distributions can be received in one of the following ways. Please check with your Investment Professional if you are unsure of which option is right for you.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-FUND.

Reinvestment Option

You can have distributions automatically reinvested in additional shares of your Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.

Cash Option

A check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the U.S. Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the reinvestment option as described above. The Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks.

Income Earned Option

You can automatically reinvest your dividends in additional Fund shares and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.

Directed Distributions Option

In most cases, you can automatically reinvest distributions in shares of another Victory Fund. If you reinvest your distributions in a different Victory Fund, you will pay a sales charge on the amount of reinvested distributions.

Directed Bank Account Option

In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the transfer agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.

Important Information About Taxes

The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in the Fund.

The Fund expects to pay no federal income tax on the earnings and capital gains it distributes to shareholders.

  Qualified dividends received from the Fund by noncorporate shareholders will be taxed at long-term capital gain rates to the extent attributable to qualified dividends received by the Fund. Nonqualified dividends, dividends received by corporate shareholders and dividends from the Fund's short-term capital gains are taxable as ordinary income. Dividends from the Fund's long-term capital gains are taxable as long-term capital gains.
  Dividends are treated in the same manner for U.S. federal income tax purposes whether you receive them in cash, additional shares of the Fund, or you reinvest them in shares of another Victory Fund.
  An exchange of the Fund's shares for shares of another Victory Fund will be treated as a sale. When you sell or exchange shares of the Fund, you must recognize any gain or loss.
  An exchange of one class of the Fund's shares for shares of another class of the same Fund generally constitutes a nontaxable exchange.
  Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.
  Tax statements will be mailed from the Fund by mid-February showing the amounts and tax status of distributions made to you.
  Distributions from the Fund and gains from the disposition of your shares may also be subject to state and local income tax.
  An additional 3.8% Medicare tax will be imposed on certain net investment income (which includes ordinary dividends, capital gain distributions from the Fund, and gain recognized on a disposition of shares) of certain U.S. individuals, estates, and trusts.
  Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.
  The Fund is generally required by law to provide you and the Internal Revenue Service with certain cost basis information related to the sale or redemption of any of your shares in the Fund acquired on or after January 1, 2012 (including distributions that are reinvested in additional shares of the Fund).
  The Fund may be required to withhold tax from taxable distributions if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or the Fund is notified by the Internal Revenue Service that backup withholding is required.
  You should review the more detailed discussion of federal income tax considerations in the SAI and consult your tax adviser regarding the federal, state, local, or foreign tax consequences resulting from your investment in the Fund.
  The Fund may provide estimated capital gain distribution information through its website at VictoryFunds.com.

Important Fund Policies

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Victory Funds must obtain the following information for each person who opens a new account:

  Name;
  Date of birth (for individuals);
  Residential or business street address (although post office boxes are still permitted for mailing); and
  Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Victory Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Victory Funds may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Account Maintenance Information

For the following non-financial transactions, the Victory Funds require proof that your signature authorizing a transaction is authentic. This verification can be provided in all cases by either a Signature Validation Program (SVP) stamp or a Medallion signature guarantee (MSG). In some instances a Notary Public stamp is an acceptable alternative. As with the Medallion signature guarantee, a SVP stamp can also be obtained from a financial institution that is a member of the SVP program.

  Change of name (Notary Public, SVP or MSG);
  Add/change banking instructions (SVP or MSG);
  Add/change beneficiaries (Notary Public, SVP or MSG);
  Add/change authorized account traders (SVP or MSG);
  Adding a Power of Attorney (Notary Public, SVP or MSG);
  Add/change Trustee (Notary Public, SVP or MSG); and
  Uniform Transfers to Minors Act/Uniform Gifts to Minors Act custodian change (Notary Public, SVP or MSG).

Market Timing

The Victory Funds discourage frequent purchases and redemptions of Fund shares (market timing). Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders by increasing portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.

The Fund's Board of Trustees has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Fund will:

  Employ "fair value" pricing, as described in this Prospectus under Share Price, to minimize the discrepancies between a security's market quotation and its perceived market value, which often gives rise to market timing activity; and
  Monitor for suspected market timing based on "short-term transaction" activity, that is, a purchase or redemption of a Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.

In monitoring for market timing activity, we consider, among other things, the frequency of your trades and whether you acquired your Fund shares directly through the transfer agent or whether you combined your trades with a group of shareholders in an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary.

Frequent trading by a shareholder is generally a characteristic of market timing. Therefore, any account in which Fund shares are acquired directly through the transfer agent, or where the Fund can adequately identify the shareholder, with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder's trading privileges (other than redemption of Fund shares) will be suspended.

We may make exceptions to the "short-term transaction" policy for certain types of transactions if, in the opinion of the Adviser, under the oversight of the Board, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the Fund, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the Fund or administrator and transactions by certain qualified funds-of-funds.

If you acquired shares through an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary (such as investment advisers, broker-dealers, third-party administrators or insurance companies), and market timing is suspected, different purchase and exchange limitations may apply. We may rely upon a financial intermediary's policy to deter short-term or excessive trading (i) if we believe that the financial intermediary's policy is reasonably designed to detect and deter transactions that are not in the best interests of the Fund, or (ii) if we receive an undertaking from the financial intermediary to enforce short-term or excessive trading policies on behalf of the Fund that provide a substantially similar level of protection for the Fund against such transactions. If you hold your Fund shares through a financial intermediary, you are advised to consult the intermediary to determine what purchase and exchange limitations apply to your account.

We reserve the right to reject or cancel a purchase or exchange order for any reason without prior notice. We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy.

The Fund's market timing policies and procedures may be modified or terminated at any time under the oversight of the Board.

Portfolio Holdings Disclosure

The Fund discloses its complete portfolio holdings as of the end of its second fiscal quarter and its fiscal year in its reports to shareholders. The Fund sends reports to its existing shareholders no later than 60 days after the relevant fiscal period, and files these reports with the SEC by the 70th day after the end of the relevant fiscal period. You can find these reports on the Fund's website, VictoryFunds.com, and on the SEC's website, www.sec.gov.

The Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find these filings on the SEC’s website, www.sec.gov.

The Fund also discloses its complete portfolio holdings each calendar quarter on the Fund's website, VictoryFunds.com, no earlier than the 15th day after the quarter end.

You can find a complete description of the Fund's policies and procedures with respect to disclosure of its portfolio securities in the Fund's SAI or on the Fund's website, VictoryFunds.com.

Performance

The Victory Funds may advertise the performance of the Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations.

Advertising information may include the average annual total return of the Fund calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications.

Shareholder Communications

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling the Victory Funds at 800-539-FUND (800-539-3863), and they will be delivered promptly.

While this Prospectus and the SAI of the Trust describe pertinent information about the Trust and the Fund, neither this Prospectus nor the SAI represents a contract between the Trust or the Fund and any shareholder.

Financial Highlights

The following financial highlights tables reflect historical information about shares of the Fund and are intended to help you understand the Fund's financial performance for the past five years.

Certain information shows the results of an investment in one share of the Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The information for each period has been audited by Ernst & Young LLP, the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The Fund's annual and semi-annual reports are available by calling the Fund at 800-539-FUND and at VictoryFunds.com.

NewBridge Large Cap Growth Fund

	Class A Shares
	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
Net Asset Value, Beginning of Period	$12.79	$19.17	$19.38	$18.62	$15.33
Investment Activities:
Net investment income (loss)	(0.09)(a)	(0.11)(a)	(0.20)	(0.23)	(0.31)
Net realized and unrealized gains (losses) on investments	1.82	(0.22)	1.63	2.66	4.31
Total from Investment Activities	1.73	(0.33)	1.43	2.43	4.00
Distributions to Shareholders:
Net realized gains from investments	(4.29)	(6.05)	(1.64)	(1.67)	(0.71)
Total Distributions to Shareholders	(4.29)	(6.05)	(1.64)	(1.67)	(0.71)
Net Asset Value, End of Period	$10.23	$12.79	$19.17	$19.38	$18.62
Total Return (excludes sales charge)	20.84%	(3.00)%	7.86%	13.58%	27.29%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$7,639	$11,700	$20,207	$27,799	$42,093
Ratio of net expenses to average net assets	1.40%	1.30%	1.26%	1.26%	1.28%
Ratio of net investment loss to average net assets	(0.94)%	(0.79)%	(0.73)%	(0.72)%	(0.62)%
Portfolio turnover (b)	60%	52%	55%	47%	78%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

	Class C Shares
	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
Net Asset Value, Beginning of Period	$10.65	$17.06	$17.56	$17.15	$14.29
Investment Activities:
Net investment income (loss)	(0.12)(a)	(0.18)(a)	(0.29)	(0.30)	(0.23)
Net realized and unrealized gains (losses) on investments	1.35	(0.18)	1.43	2.38	3.80
Total from Investment Activities	1.23	(0.36)	1.14	2.08	3.57
Distributions to Shareholders:
Net realized gains from investments	(4.29)	(6.05)	(1.64)	(1.67)	(0.71)
Total Distributions to Shareholders	(4.29)	(6.05)	(1.64)	(1.67)	(0.71)
Net Asset Value, End of Period	$7.59	$10.65	$17.06	$17.56	$17.15
Total Return (excludes contingent deferred sales charge)	20.06%	(3.79)%	6.94%	12.63%	26.22%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$4,201	$6,321	$9,389	$10,656	$11,655
Ratio of net expenses to average net assets	2.10%	2.10%	2.10%	2.10%	2.10%
Ratio of net investment loss to average net assets	(1.64)%	(1.59)%	(1.58)%	(1.57)%	(1.47)%
Ratio of gross expenses to average net assets (b)	2.27%	2.15%	2.13%	2.10%	2.11%
Portfolio turnover (c)	60%	52%	55%	47%	78%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

	Class I Shares
	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
Net Asset Value, Beginning of Period	$13.13	$19.47	$19.61	$18.76	$15.39
Investment Activities:
Net investment income (loss)	(0.05)(a)	(0.05)(a)	(0.26)	(0.06)	—(b)
Net realized and unrealized gains (losses) on investments	1.92	(0.24)	1.76	2.58	4.08
Total from Investment Activities	1.87	(0.29)	1.50	2.52	4.08
Distributions to Shareholders:
Net realized gains from investments	(4.29)	(6.05)	(1.64)	(1.67)	(0.71)
Total Distributions to Shareholders	(4.29)	(6.05)	(1.64)	(1.67)	(0.71)
Net Asset Value, End of Period	$10.71	$13.13	$19.47	$19.61	$18.76
Total Return	21.52%	(2.67)%	8.14%	13.98%	27.72%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$16,103	$31,299	$63,569	$137,831	$106,035
Ratio of net expenses to average net assets	0.95%	0.88%	0.95%	0.95%	0.95%
Ratio of net investment loss to average net assets	(0.47)%	(0.36)%	(0.41)%	(0.44)%	(0.35)%
Ratio of gross expenses to average net assets (c)	1.01%	0.88%	1.04%	1.00%	0.98%
Portfolio turnover (d)	60%	52%	55%	47%	78%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

	Class R Shares
	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
Net Asset Value, Beginning of Period	$11.88	$18.29	$18.63	$18.02	$14.91
Investment Activities:
Net investment income (loss)	(0.11)(a)	(0.14)(a)	(0.22)	(0.21)	(0.24)
Net realized and unrealized gains (losses) on investments	1.63	(0.22)	1.52	2.49	4.06
Total from Investment Activities	1.52	(0.36)	1.30	2.28	3.82
Distributions to Shareholders:
Net realized gains from investments	(4.29)	(6.05)	(1.64)	(1.67)	(0.71)
Total Distributions to Shareholders	(4.29)	(6.05)	(1.64)	(1.67)	(0.71)
Net Asset Value, End of Period	$9.11	$11.88	$18.29	$18.63	$18.02
Total Return	20.56%	(3.43)%	7.45%	13.17%	26.83%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$993	$940	$808	$935	$902
Ratio of net expenses to average net assets	1.65%	1.65%	1.65%	1.65%	1.65%
Ratio of net investment loss to average net assets	(1.21)%	(1.16)%	(1.11)%	(1.13)%	(1.01)%
Ratio of gross expenses to average net assets (b)	2.83%	2.80%	3.06%	2.72%	2.68%
Portfolio turnover (c)	60%	52%	55%	47%	78%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

	Class Y Shares
	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Period Ended October 31, 2013(a)
Net Asset Value, Beginning of Period	$12.96	$19.31	$19.47	$18.65	$15.78
Investment Activities:
Net investment income (loss)	(0.06)(b)	(0.07)(b)	(0.28)	(0.17)	(0.06)
Net realized and unrealized gains (losses) on investments	1.87	(0.23)	1.76	2.66	2.93
Total from Investment Activities	1.81	(0.30)	1.48	2.49	2.87
Distributions to Shareholders:
Net realized gains from investments	(4.29)	(6.05)	(1.64)	(1.67)	—
Total Distributions to Shareholders	(4.29)	(6.05)	(1.64)	(1.67)	—
Net Asset Value, End of Period	$10.48	$12.96	$19.31	$19.47	$18.65
Total Return (c)	21.30%	(2.76)%	8.09%	13.90%	18.19%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,128	$4,344	$12,141	$27,056	$50,100
Ratio of net expenses to average net assets (d)	1.02%	1.02%	1.02%	1.02%	1.02%
Ratio of net investment loss to average net assets (d)	(0.55)%	(0.50)%	(0.46)%	(0.46)%	(0.44)%
Ratio of gross expenses to average net assets (d),(e)	1.42%	1.08%	1.04%	1.03%	1.02%
Portfolio turnover (c),(f)	60%	52%	55%	47%	78%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Appendix A — Variations in Sales Charge
Reductions and Waivers Available Through
Certain Intermediaries

The availability of certain initial and contingent deferred sales charge reductions and waivers may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. The following information about variations in sales charge reductions and waivers is applicable only to investors who purchase Fund shares through a Merrill Lynch or Morgan Stanley Wealth Management platform or account.

In all instances, it is your responsibility to notify the Fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge reductions or waivers. For reductions and waivers not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive those reductions and waivers.

Merrill Lynch

Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or in the SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch's platform
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this Prospectus
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)
CDSC Waivers on A and C Shares available at Merrill Lynch
Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only)
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this Prospectus
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Morgan Stanley Wealth Management

Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Morgan Stanley
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
Shares purchased through a Morgan Stanley self-directed brokerage account
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

P.O. Box 182593
Columbus, OH 43218-2593

Statement of Additional Information (SAI):  The SAI contains more information about the Fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you do not request a copy.

Annual and Semi-Annual Reports:  Annual and semi-annual reports contain more information about the Fund's investments and the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal period.

How to Obtain Information:  You may obtain a free copy of the SAI or annual and semi-annual reports, and ask questions about the Fund or your accounts, online at VictoryFunds.com, by contacting the Victory Funds at the following address or telephone number, or by contacting your financial intermediary.

By telephone: Call Victory Funds at 800-539-FUND (800-539-3863)	By mail: Victory Funds P.O. Box 182593 Columbus, OH 43218-2593

You also can get information about the Fund (including the SAI and other reports) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person: SEC Public Reference Room Washington, D.C. Call 202-551-8090 for location and hours.	By mail: SEC Public Reference Section Washington, D.C. 20549-1520	On the Internet: EDGAR database at sec.gov or by email request at publicinfo@sec.gov
Investment Company Act File Number 811-4852	VF-NLCG-PRO (03/18)

March 1, 2018

Prospectus

Victory Special Value Fund

Class A	Class C	Class I	Class R	Class R6	Class Y
SSVSX	VSVCX	VSPIX	VSVGX	—	VSVYX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

VictoryFunds.com
800-539-FUND
(800-539-3863)

Victory Funds

Fund Summary

    Investment Objective

    Fund Fees and Expenses

    Principal Investment Strategy

    Principal Risks

    Investment Performance

    Management of the Fund

    Purchase and Sale of Fund Shares

    Tax Information

    Payments to Broker-Dealers and Other Financial Intermediaries

Additional Fund Information

    Investments

    Risk Factors

Organization and Management of the Fund

Investing with the Victory Funds

    Share Price

    Choosing a Share Class

    Information About Fees

    How to Buy Shares

    How to Exchange Shares

    How to Sell Shares

Distributions and Taxes

Important Fund Policies

Financial Highlights

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Special Value Fund Summary

Investment Objective

The Fund seeks to provide long-term growth of capital and dividend income.

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with the Victory Funds on page 12 of the Fund's Prospectus and in Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 41 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (paid directly from your investment)	Class A	Class C	Class I	Class R	Class Y
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE	NONE	NONE
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	NONE[1]	1.00%[2]	NONE	NONE	NONE
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[3]	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	1.00%	0.00%	0.50%	0.00%
Other Expenses	0.27%	0.46%	0.50%	0.32%	1.32%
Total Annual Fund Operating Expenses	1.27%	2.21%	1.25%	1.57%	2.07%
Fee Waiver/Expense Reimbursement	0.00%	(0.01)%[4]	(0.10)%[4]	0.00%	(0.97)%[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.27%	2.20%[4]	1.15%[4]	1.57%	1.10%[4]

1  A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see the section entitled Choosing a Share Class.

2  Applies to shares sold within 12 months of purchase.

3  Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has voluntarily agreed to waive a portion of its management fee so that the fee does not exceed 0.65% on assets up to $800 million, 0.60% on the next $1.6 billion and 0.55% on assets in excess of $2.4 billion. This waiver may be discontinued at anytime without notice.

4  The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain other items such as interest, taxes and brokerage commissions) do not exceed 2.20%, 1.15% and 1.10% of Class C, Class I and Class Y shares, respectively, through at least February 28, 2019. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed under its contractual agreement for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods (or continue holding your shares in the case of Class C shares). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$697	$955	$1,232	$2,021
Class C
If you sell your shares at the end of the period	$323	$690	$1,184	$2,543
If you do not sell your shares at the end of the period	$223	$690	$1,184	$2,543
Class I	$117	$387	$677	$1,502
Class R	$160	$496	$855	$1,867
Class Y	$112	$555	$1,024	$2,323

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover will generally indicate higher transaction costs, resulting in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 135% of the average value of its portfolio.

Principal Investment Strategy

The Adviser pursues the Fund's investment objective by investing, under normal circumstances, in common stocks of companies that currently pay dividends or are expected to begin paying dividends in the near future, with consideration for companies that have increased their dividends over time. The Fund may invest a portion of its assets in equity securities of foreign companies traded in the U.S., including American Depositary Receipts and Global Depositary Receipts (ADRs and GDRs). The Adviser looks primarily for companies whose stock is trading at prices below what the Adviser believes represent their true value.

The Fund invests primarily in securities of large cap companies, but also invests in securities of mid cap companies.

The Adviser employs both a top-down and bottom-up methodology to construct a diversified portfolio that avoids excessive sector and security concentrations. The Adviser pursues investments that it believes are statistically cheap or intrinsically undervalued given growth prospects, while trying to identify the presence of a catalyst for future growth (e.g., acquisition, new products, economic cycle or management change). The Adviser may sell a security if it believes the price objective for the stock has been reached, if more attractive opportunities are identified, or if the fundamentals of the company deteriorate.

From time to time, the Fund may focus its investments in companies in one or more economic sectors, including the information technology sector.

The Adviser may from time to time generate portfolio turnover rates in excess of 100%.

Principal Risks

The Fund's investments are subject to the following principal risks:

  Dividend Strategy Risk. The Fund's dividend strategy may not be successful. Dividend paying stocks may fall out of favor relative to the overall market.
  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.
  Foreign Securities Risk. Foreign securities (including ADRs and GDRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.
  Investment Style Risk. Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
  Large Capitalization Stock Risk. The securities of large cap companies may underperform the securities of smaller cap companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
  Mid Capitalization Stock Risk. Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
  Portfolio Turnover Risk. Higher portfolio turnover ratios resulting from additional purchases and sales of portfolio securities may result in higher transaction costs and Fund expenses and will generally result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.
  Sector Risk. To the extent the Fund focuses in one or more sectors, such as the information technology sector, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile. The values of companies in the information technology sector are particularly vulnerable to economic downturns, short product cycles and aggressive pricing, market competition and changes in government regulation.
  Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to a broad measure of market performance. We assume reinvestment of dividends and distributions.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

Calendar Year Returns for Class A Shares

(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

Highest Quarter	17.81% (quarter ended September 30, 2009)
Lowest Quarter	-26.71% (quarter ended December 31, 2008)

Average Annual Total Returns (For the Periods ended December 31, 2017)	1 Year	5 Years (or Life of Class)	10 Years
CLASS A Before Taxes	18.87%	10.65%	3.89%
CLASS A After Taxes on Distributions	18.76%	10.56%	3.83%
CLASS A After Taxes on Distributions and Sale of Fund Shares	10.77%	8.46%	3.07%
CLASS C Before Taxes	23.96%	10.96%	3.55%
CLASS I Before Taxes	26.14%	12.18%	4.78%
CLASS R Before Taxes	25.76%	11.64%	4.18%
CLASS Y Before Taxes	26.43%	10.97%[1]	N/A
INDEX
S&P 500 Index Index returns reflect no deduction for fees, expenses, or taxes.	21.83%	15.79%	8.50%

1  Inception date of Class Y shares is January 28, 2013.

After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's Munder Capital Management ("Munder") investment franchise.

Portfolio Managers
	Title	Tenure with the Fund
Michael P. Gura	Senior Portfolio Manager/Analyst	Since May 2017

Purchase and Sale of Fund Shares
Investment Minimums	Class A	Class C	Class I	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	$2,000,000	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	NONE	NONE

For Class A and Class C shares a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and purchases through automatic investment plans.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value ("NAV") after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and its salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Additional Fund Information

Victory Capital Management Inc., which we refer to as the "Adviser" throughout the Prospectus, manages the Fund.

The Special Value Fund (the "Fund") is managed by the Adviser, who also manages other funds, each having distinct investment management objectives, strategies, risks, and policies. Together, these funds are referred to in this Prospectus as the "Victory Funds" or, more simply, the "Funds."

The following section describes additional information about the principal investment strategy the Fund will use under normal market conditions to pursue its investment objective, as well as any secondary strategies the Fund may use, and the related risks. This Prospectus does not attempt to describe all of the various investment techniques and types of investments that the Adviser may use in managing the Fund. The SAI includes more information about the Fund, its investments, and the related risks. Keep in mind that for cash management purposes, the Fund may hold all or a portion of its assets in cash, short-term money market instruments or shares of other investment companies. This may reduce the benefit from any upswing in the market and may cause the Fund to fail to meet its investment objective.

If you would like to receive additional copies of any materials, please call the Victory Funds at 800-539-FUND (800-539-3863) or please visit VictoryFunds.com.

Investments

The following describes the types of securities the Fund may purchase under normal market conditions to achieve its principal investment strategy. The Fund will not necessarily buy all of the securities listed below.

U.S. Equity Securities

Can include common stock, preferred stock, and securities that are convertible or exchangeable into common stock of U.S. corporations.

Equity Securities of Foreign Companies Traded in the U.S.

Can include common stock and convertible preferred stock of non-U.S. corporations. Also may include American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs), which are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations, and exchange-traded funds ("ETFs") that invest in foreign corporations.

The Adviser may use other types of investment strategies in pursuing the Fund's overall investment objective. The following describes the types of securities that the Adviser may purchase or investment techniques the Adviser may employ that are not considered to be a part of the Fund's principal investment strategies. Additional securities and techniques are described in the Fund's SAI.

Convertible or Exchangeable Corporate Debt Obligations

Debt instruments that may be exchanged or converted to other securities.

Investment Companies

The Fund may invest in securities of other investment companies, including ETFs, if those companies invest in securities consistent with the Fund's investment objective and policies. ETFs are investment companies the shares of which are bought and sold on a securities exchange.

Securities Lending

To enhance the return on its portfolio, the Fund may lend portfolio securities to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Board. Each loan will be secured continuously by collateral in the form of cash, high quality money market instruments or securities issued by the U.S. government or its agencies or instrumentalities.

Small-Capitalization Securities

The Fund may invest in small-capitalization securities.

Risk Factors

By matching your investment objective with an acceptable level of risk, you can create your own customized investment plan.

The following describes the principal risks that you may assume as an investor in the Fund.

General Risks
  Market Risk is the risk that the market value of a security may decline in response to developments affecting individual companies and/or general economic conditions. Market risk may affect a single issuer, an industry, a sector of the economy, or the entire market. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.
  Manager Risk is the risk that the Fund's portfolio manager may implement its investment strategy in a way that does not produce the intended result.
  Stock Selection Risk is the risk that the value of the Fund's investments may decline if the particular companies in which the Fund invests do not perform well in the market.

Active Trading Risk
  To the extent the Fund buys and sells securities actively, it could have higher expenses (which reduces returns to shareholders) and higher taxable distributions. While it is not an investment strategy to actively trade the Fund's portfolio, the Adviser may from time to time do so, generating portfolio turnover rates in excess of 100%.

Equity Risk
  The value of an equity security will fluctuate in response to changes in earnings or other conditions affecting the issuer's profitability or in general market conditions. Unlike debt securities, which have preference to a company's assets in case of liquidation, equity securities are entitled to the residual value after the company meets its other obligations.

Investment Style Risk
  Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.

Dividend Paying Stock Risk
  The returns from the stocks of dividend paying companies may underperform the overall stock market. The Fund's performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks or other segments of the stock market. Performance could also be negatively impacted if companies reduce their dividend payout.

ADRs, GDRs and U.S.-Traded Foreign Investments Risks
  Political and Economic Risks, along with other factors, could adversely affect the value of the Fund's investments in foreign companies traded on U.S. exchanges, such as ADRs and GDRs.
  Foreign Securities Risk. Investing in foreign companies, including through ADRs and GDRs, involves certain special risks. For example, compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. These factors can make foreign investments more volatile than U.S. investments.

Certain of these risks may also apply to some extent to U.S. investments that are denominated in foreign currencies and to investments in U.S. companies that have significant foreign operations.

Large-Capitalization Stock Risk
  Large capitalization companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Large capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial, or other market conditions. For these and other reasons, a Fund that invests in large capitalization companies may underperform other stock funds (such as funds that focus on the stocks of small and medium capitalization companies) when stocks of large capitalization companies are out of favor.

Mid-Capitalization Stock Risk
  A mid-capitalization company may be adversely affected or fail as a result of its smaller size. Mid-sized companies are more likely than larger companies to have limited product lines, markets, or financial resources, or to depend on a less experienced management group. Stocks of these companies may trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of mid sized companies may, therefore, be more vulnerable to adverse developments than those of larger companies. Mid-capitalization stocks could also underperform stocks of smaller companies.

The Adviser may use several types of investment strategies in pursuing the Fund's overall investment objective. The following risks are those that the Adviser does not consider to be principal risks of the Fund. Additional risks are included in the Fund's SAI.

Investment Company Risk
  The Fund's ability to achieve its investment objective may be directly related to the ability of other investment companies (including ETFs) held by the Fund to meet their investment objectives. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying investment companies. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

Securities Lending Risk
  The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (1) the inability of the borrower to return the securities, (2) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (3) a delay in recovery of the securities, or (4) the loss of rights in the collateral should the borrower fail financially. In addition, the Fund is responsible for any loss that might result from its investment of the borrower’s collateral. In determining whether to lend securities, the Adviser or the Fund's securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.

Small-Capitalization Stock Risk
  A small-capitalization company may be adversely affected by or fail as a result of its small size. Smaller companies are more likely than larger companies to have limited product lines, markets, or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small companies may, therefore, be more vulnerable to adverse developments than those of larger companies.

An investment in the Fund is not a complete investment program.

Organization and Management of the Fund

The Fund's Board of Trustees has the overall responsibility for overseeing the management of the Fund.

The Investment Adviser

The Victory Funds are series of Victory Portfolios (the "Trust"). The Trust has an Advisory Agreement with the Adviser, which is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Board of Trustees. As of December 31, 2017, the Adviser and its affiliates managed or advised assets totaling in excess of $61.7 billion for individual and institutional clients. The Adviser's principal address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. Munder Capital Management ("Munder") is the investment franchise responsible for management of the Special Value Fund.

For the fiscal year ended October 31, 2017, the Adviser was paid advisory fees, before waivers, at an annual rate equal to 0.75% of the average daily net assets of the Fund.

See "Fund Fees and Expenses" for information about any contractual agreement agreed to by the Adviser to waive fees and/or reimburse expenses with respect to the Fund. From time to time, the Adviser also may voluntarily waive fees and/or reimburse expenses in amounts exceeding those required to be waived or reimbursed under any contractual agreement that may be in place with respect to the Fund.

A discussion of the Board's most recent considerations in approving the Advisory Agreement will be available in the Fund's semi-annual report for the period ended April 30, 2018.

Portfolio Management

Michael P. Gura is the Portfolio Manager of the Fund. Mr. Gura is a Senior Portfolio Manager/Analyst of Munder and has been with the Adviser since 2014. From 1995-2014, Mr. Gura was an investment professional with Munder Capital Management, which was acquired by the Adviser in 2014. Mr. Gura is a CFA charterholder.

The Fund's SAI provides additional information about the portfolio manager's method of compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund.

Investing with the Victory Funds

All you need to do to get started is to fill out an application.

An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information. Your Investment Professional also can help you decide which share class is best for you. Investment Professionals and other intermediaries may charge fees for their services.

If you are looking for a convenient way to open an account or to add money to an existing account, we can help. The sections that follow will serve as a guide to your investments with the Victory Funds. Choosing a Share Class will help you decide whether it would be more to your advantage to buy Class A, Class C, Class I, Class R, Class R6 or Class Y shares. Class I, Class R, Class R6 and Class Y shares are available for purchase only by eligible shareholders.

This section of the Prospectus describes each share class currently offered by the Victory Funds. Keep in mind that not all Victory Funds offer each class of shares. Therefore, certain classes may be discussed below that are not necessarily offered in this Prospectus. See the cover of the Prospectus for a list of share classes that are offered by the Fund.

This section of the Prospectus also describes how to open an account, how to access information about your account, and how to buy, exchange, and sell shares of a Victory Fund. Note, this information will vary if you invest through a third party such as a brokerage firm and will be dependent on that firm's policies and practices. Consult your Investment Professional for specific details.

We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-FUND. They will be happy to assist you.

Share Price

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.

The Fund calculates its share price, called its net asset value ("NAV"), each business day as of the close of regular trading on the New York Stock Exchange, Inc. ("NYSE"), which is normally 4:00 p.m. Eastern Time. In the event of an emergency or other disruption in trading on the NYSE, the Fund's share price will be determined based upon the close of the NYSE. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is next calculated after you place your order. A business day is a day on which the NYSE is open.

To the extent the Fund’s investments include securities that are primarily traded in foreign markets, the value of those securities may change on days when shareholders are unable to purchase and redeem the Fund’s shares, such as on weekends or other days when the Fund does not price its shares.

The Fund prices its investments based on market value when market quotations are readily available. When these quotations are not readily available, the Fund will price its investments at fair value according to procedures approved by the Board of Trustees. The Fund will fair value a security when:

  Trading in the security has been halted;
  The market quotation for the security is clearly erroneous due to a clerical error;
  The security's liquidity decreases such that, in the Adviser's opinion, the market quotation has become stale; or
  An event occurs after the close of the trading market (but before the Fund's NAV is calculated) that, in the Adviser's opinion, materially affects the value of the security.

The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security's market quotation and its fair value. The use of fair value pricing may not, however, always reflect a security's actual market value in light of subsequent relevant information, and the security's opening price on the next trading day may be different from the fair value price assigned to the security.

Each class of shares of the Fund calculates its NAV by adding up the total value of the investments and other assets of that class, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the class.

You may be able to find the Fund's NAV each day in The Wall Street Journal and other newspapers. Newspapers do not normally publish fund information until a fund reaches a specific number of shareholders or level of assets. You may also find the Fund's NAV by calling 800-539-3863 or by visiting the Fund's website at VictoryFunds.com.

Choosing a Share Class

CLASS A

  Front-end sales charge, as described in this section. There are several ways to reduce or eliminate this charge as discussed under Sales Charge Reductions and Waivers for Class A Shares.
  A contingent deferred sales charge (CDSC) may be imposed if you sell your shares within twelve months of their purchase. The CDSC may be waived or reduced in certain circumstances as discussed under CDSC Reductions for Class A and Class C Shares.
  Class A shares also pay ongoing distribution and/or service (12b-1) fees.
  Lower annual expenses than Class C or Class R shares.

CLASS C

  No front-end sales charge. All your money goes to work for you right away.
  A CDSC may be imposed if you sell your shares within twelve months of their purchase. The CDSC may be waived or reduced in certain circumstances as discussed under CDSC Reductions for Class A and Class C Shares.
  Class C shares also pay ongoing distribution and/or service (12b-1) fees.
  Higher annual expenses than all other classes of shares.

CLASS I

  No front-end sales charge or CDSC. All your money goes to work for you right away.
  Class I shares do not pay any ongoing distribution and/or service (12b-1) fees.
  Class I shares are only available to certain investors.
  Typically lower annual expenses than all other classes of shares except Class R6 shares.

CLASS R

  No front-end sales charge or CDSC. All your money goes to work for you right away.
  Class R shares pay ongoing distribution and/or service (12b-1) fees.
  Class R shares are only available to certain investors.
  Higher annual expenses than all classes except Class C shares.

CLASS R6

  No front-end sales charge or CDSC. All your money goes to work for you right away.
  Class R6 shares do not pay any ongoing distribution and/or service (12b-1) fees.
  Class R6 shares are only available to certain investors.
  Typically lower annual expenses than all other classes of shares.

CLASS Y

  No front-end sales charge or CDSC. All your money goes to work for you right away.
  Class Y shares do not pay any ongoing distribution and/or service (12b-1) fees.
  Class Y shares are only available to certain investors.
  Lower annual expenses than all other classes of shares except Class I and Class R6 shares.

Share Classes

When you purchase shares of the Fund, you must choose a share class. The Fund offers the share classes listed on the Prospectus cover. Each share class represents an interest in the same portfolio of securities, but the classes differ in the sales charges, if any, and expenses that apply to your investment, allowing you and your Investment Professional to choose the class that best suits your investment needs.

Deciding which share class best suits your investment needs depends on a number of factors that you should discuss with your Investment Professional, including: how long you expect to hold your investment, how much you intend to invest, and the total expenses associated with each share class.

The Fund reserves the right, without notice, to change the eligibility criteria for purchasing a particular share class. For example, a class of shares may be available to purchase only by retirement plans or by institutional investors. The Fund may also waive any applicable eligibility criteria or investment minimums at its discretion.

The Fund or any class may be closed at any time for failure to achieve an economical level of assets or for other reasons. Certain financial intermediaries who hold shares on behalf of their customers impose fees when the amount of shares of a particular class falls below a minimum threshold. To the extent that the amount of shares falls below that threshold, the Fund reserves the right to liquidate the shares held in accounts maintained by the financial intermediary.

Calculation of Sales Charges for Class A Shares

For historical expense information, see the "Financial Highlights" at the end of this Prospectus.

Class A shares are sold at their public offering price, which is the NAV plus any applicable initial sales charge, also referred to as the "front-end sales load." The sales charge may be reduced or eliminated for larger purchases, as detailed below or as described under Sales Charge Reductions and Waivers for Class A Shares. The investment levels required to obtain a reduced sales charge are commonly referred to as "breakpoints."

All Class A purchases are subject to the terms described herein except for those purchases made through an intermediary specified in Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.

In order to obtain a breakpoint discount, you must inform your Investment Professional at the time you purchase shares of the existence of the other Victory accounts or purchases of Victory Funds that are eligible to be linked for the purpose of calculating the initial sales charge. The Fund or your Investment Professional may ask you for records or other information about other Victory Funds held in your Victory accounts and any linked accounts, such as accounts opened with a different financial intermediary.

The current sales charge rates and breakpoint levels for Class A shares of the Fund are listed below:

Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
Up to $49,999	5.75%	6.10%
$50,000 up to $99,999	4.50%	4.71%
$100,000 up to $249,999	3.50%	3.63%
$250,000 up to $499,999	2.50%	2.56%
$500,000 up to $999,999	2.00%	2.04%
$1,000,000 and above[1]	0.00%	0.00%

1  A contingent deferred sales charge (CDSC) of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within twelve months of purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions. You may be eligible for a reduction or waiver of this CDSC under certain circumstances. See CDSC Reductions for Class A and Class C Shares and Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries for details.

Sales Charge Reductions and Waivers for Class A Shares

There are several ways you can combine multiple purchases of Class A shares of the Victory Funds to take advantage of reduced sales charges and, in some cases, eliminate sales charges.

In order to obtain a Class A sales charge reduction or waiver, you must provide your Investment Professional, financial intermediary or the Fund's transfer agent, at the time of purchase, with current information regarding shares of any Victory Funds held in other accounts. Such information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate that a sales charge was paid for shares of the Victory Funds held in: (i) all accounts (e.g., retirement accounts) with the Victory Funds and your Investment Professional; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse or domestic partner and children under 21).

The availability of a sales charge reduction or waiver discussed below will depend upon whether you purchase your shares directly from the Fund or through a financial intermediary. In all instances, it is your responsibility to notify the Fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge reductions or waivers. Different intermediaries may impose different sales charges. These variations are described in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. Except as described with respect to the intermediaries specified in Appendix A, all Class A shares are subject to the terms stated herein. In order to obtain waivers and discounts that are not available through your intermediary, you must purchase Fund shares directly from the Fund or through another intermediary.

You can find additional information regarding sales charges and their reductions, free of charge, at vcm.com/policies, by clicking on Victory Portfolios' Mutual Funds Pricing Policies.

You may reduce or eliminate the sales charge in a number of ways:

  Breakpoint - Purchase a sufficient amount to reach a breakpoint (see Calculation of Sales Charges for Class A Shares above);
  Letter of Intent - If you anticipate purchasing $50,000 or more of shares of the Fund, including any purchase of Class A shares of other Victory Funds (excluding those Funds that do not impose a sales charge), within a 13-month period, you may qualify for a sales charge breakpoint as though the total quantity were invested in one lump sum. In order to qualify for the reduced sales charge, you must submit a non-binding Letter of Intent (the "Letter") within 90 days of the start of the purchases. Each investment you make after signing the Letter will be entitled to the sales charge applicable to the total investment indicated in the Letter. You must start with a minimum initial investment of at least 5.00% of the total amount you intend to purchase. A portion of the shares purchased under the Letter will be held in escrow until the total investment has been completed. In the event you do not complete your commitment set forth in the Letter in the time period specified, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges;
  Right of Accumulation - You may add the value of any Class A shares of the Fund that you already own (excluding shares sold without a sales charge) to the amount of your next Class A investment to determine if your additional investment will qualify for a sales charge breakpoint. The value of the Class A shares you already own will be calculated by using the greater of the current value or the original investment amount. You may be eligible for reduced sales charges on future purchases of Class A shares of the Fund after you have reached a new breakpoint. To determine your reduced sales charge, you can add the value of your Class A shares (or those held by your spouse (including life partner) and your children under age 21), determined at the previous day’s NAV, to the amount of your new purchase, valued at the current offering price. To ensure that the reduced price will be received pursuant to the Fund’s Right of Accumulation, you or your Investment Professional must inform the Fund’s transfer agent that the Right applies each time shares are purchased and provide the transfer agent with sufficient information to permit confirmation of qualification;
  Combination Privilege - You may combine the value of Class A shares you own in accounts of multiple Victory Funds (excluding shares sold without a sales charge) and in accounts of household members of your immediate family (spouse or domestic partner and children under 21) to achieve a reduced sales charge on your added investment;
  Reinstatement Privilege - You may reinvest at NAV all or part of your redemption proceeds within 90 days of a redemption of Class A shares of the Fund.
  Waiver - The Victory Funds will completely waive the sales charge for Class A shares in the following cases:
    Purchases of $1,000,000 or more;
    Purchases by certain individuals associated with the Victory Funds or service providers (see "Eligibility of Individuals Associated with the Victory Funds and Fund Service Providers");
    Purchases by registered broker-dealers, financial intermediaries or their agents or affiliates who have agreements with Victory Capital Advisers, Inc., (the "Distributor"), if the shares are purchased for their own account, purchased for retirement plans of their employees or sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;
    Purchases for trust or other advisory accounts established with a financial institution and fee-based investment products or accounts;
    Reinvestment of proceeds from a liquidation distribution of Class A shares of a Victory Fund held in a deferred compensation plan, agency, trust, or custody account;
    Purchases by retirement plans, including Section 401 and 457 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans. Investors nonetheless may be charged a fee if they effect transactions in Class A shares through a broker or agent;
    Purchases by participants in no transaction fee programs offered by certain broker-dealers (sometimes referred to as "supermarkets");
    Purchases by financial intermediaries who have entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers;
    Investors that have an investment account with the Adviser;
    Purchases by CMS Energy employees participating in a Victory prototype Roth IRA plan by way of payroll deduction from CMS Energy; and
    Individuals who reinvest the proceeds of redemptions from Class I, Class R6 or Class Y shares of a Victory Fund within 60 days of redemption.

You should inform the Fund or your Investment Professional at the time of purchase of the sales charge waiver category which you believe applies.

CDSC for Class A Shares

A contingent deferred sales charge (CDSC) of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within twelve months of purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions.

More information is available in CDSC Reductions and Waivers for Class A and Class C Shares and Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. All Class A purchases are subject to the terms described herein except for those purchases made through the intermediaries specified in Appendix A.

CDSC for Class C Shares

You will pay a 1.00% CDSC on any Class C shares you sell within twelve months of purchase. The CDSC is based on the current value of the shares being sold or their NAV when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. There is no CDSC imposed when you exchange your shares for Class C shares of another Victory Fund; however, your exchange is subject to the same CDSC schedule that applied to your original purchase.

An investor may, within 90 days of a redemption of Class C shares, reinvest all or part of the redemption proceeds in the Class C shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. Class C share proceeds reinvested do not result in a refund of any CDSC paid by the shareholder, but the reinvested shares will be treated as CDSC exempt upon reinvestment. The shareholder must ask the Distributor for such privilege at the time of reinvestment.

To keep your CDSC as low as possible, each time you sell shares we will first sell shares in your account that are not subject to a CDSC. If there are not enough of these to meet your sale, we will sell the shares in the order they were purchased.

More information is available in CDSC Reductions and Waivers for Class A and Class C Shares and Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.

CDSC Reductions and Waivers for Class A and Class C Shares

No CDSC is imposed on redemptions of Class A and Class C shares in the following circumstances:

  To the extent that the shares redeemed:
    are no longer subject to the holding period for such shares;
    resulted from reinvestment of distributions; or
    were exchanged for shares of another Victory Fund as allowed by the Prospectus, provided that the shares acquired in such exchange or subsequent exchanges will continue to remain subject to the CDSC, if applicable, calculated from the original date of purchase until the applicable holding period expires. In determining whether the CDSC applies to each redemption, shares not subject to a CDSC are redeemed first;
  Following the death or post-purchase disability of:
    a registered shareholder on an account; or
    a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;
  Distributions from individual retirement accounts, Section 403(b), Section 457 and Section 401 qualified plans, where redemptions result from:
    required minimum distributions with respect to that portion of such contributions that does not exceed 12% annually;
    tax free returns of excess contributions or returns of excess deferral amounts;
    distributions on the death or disability of the account holder;
    distributions for the purpose of a loan or hardship withdrawal from a participant plan balance; or
    distributions as a result of separation of service;
  Distributions as a result of a Qualified Domestic Relations Order or Domestic Relations Order required by a court settlement;
  In instances where the investor’s dealer or institution waived its commission in connection with the purchase and notifies the Distributor prior to the time of investment;
  When the redemption is made as part of a Systematic Withdrawal Plan (including dividends), up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established; or
  Participant-initiated distributions from employee benefit plans or participant-initiated exchanges among investment choices in employee benefit plans.

Eligibility Requirements to Purchase Class I Shares

Class I shares may only be purchased by:

  Institutional and individual retail investors with a minimum investment in Class I shares of $2,000,000 who purchase through certain broker-dealers or directly from the transfer agent;
  Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;
  Investors who purchase through advisory programs with an approved financial intermediary in which the financial intermediary typically charges the investor a fee based upon the value of the account ("Advisory Programs"). Such transactions may be subject to additional rules or requirements of the applicable Advisory Program; and
  Brokers (and their sales representatives) where those brokers have agreements with the Distributor to sell shares of the Fund.

The Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $2,000,000.

Eligibility Requirements to Purchase Class R Shares

The Fund reserves the right to change the criteria for eligible investors and the investment minimums.

Class R shares may only be purchased by:

  Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;
  Investors who purchase through Advisory Programs with an approved financial intermediary.

Eligibility Requirements to Purchase Class R6 Shares

Class R6 shares may only be purchased by:

  Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;
  Investors who purchase through Advisory Programs with an approved financial intermediary; and
  Registered investment companies.

Eligibility Requirements to Purchase Class Y Shares

Class Y shares may only be purchased by:

  Institutional and individual retail investors with a minimum investment in Class Y shares of $1,000,000 who purchase through certain broker-dealers or directly from the transfer agent;
  Clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds, who invest at least $2,500;
  Pension, profit sharing, employee benefit and other similar plans and trusts that invest in the Fund;
  Investors who purchase through Advisory Programs with an approved financial intermediary; and
  Purchases by:
    investment advisory clients of the Adviser; or
    investment advisors, consultants, broker-dealers and other financial intermediaries investing for their own accounts or for the accounts of their immediate family members.

The Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $1,000,000.

Eligibility of Individuals Associated with the Victory Funds and Fund Service Providers

Current and retired Victory Fund trustees and the officers, directors, trustees, employees, and family members of employees of the Adviser or Affiliated Providers are eligible to purchase the lowest expense share class offered by the Fund. In the case of Class A shares, such purchases are not subject to a front-end sales charge. "Affiliated Providers" are affiliates of the Adviser and organizations that provide services to the Trust.

Information About Fees

Distribution and Service Plans

In accordance with Rule 12b-1 of the Investment Company Act of 1940, the Trust has adopted Distribution and Service Plans for Class A shares, Class C shares and Class R shares of the Fund.

Under the Class A Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of its average daily net assets of its Class A shares. Under the Class R Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.50% of its average daily net assets of its Class R shares. The fee is paid for general distribution services and for providing personal services to shareholders. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund's shares. Personal services to shareholders are generally provided by broker-dealers or other intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Under the Class C Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of 1.00% of the average daily net assets of its Class C shares. Of this amount, 0.75% of the Fund's Class C shares average daily net assets will be paid for general distribution services and for selling Class C shares. The Fund will pay 0.25% of its Class C shares average daily net assets to compensate financial institutions that provide personal services to Class C shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund's Class C shares. Personal services to shareholders are generally provided by broker-dealers or other financial intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Because Rule 12b-1 fees are paid out of the Fund's assets and on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Other Payments to Financial Intermediaries

Except with respect to Class R6 shares, if you purchase Fund shares through an Investment Professional, a broker dealer, or other financial intermediary, the Fund may pay for sub-transfer agent, recordkeeping and/or similar administrative services. In addition, the Adviser (and its affiliates) may make substantial payments out of its own resources, including the profits from the advisory fees the Adviser receives from the Funds, to affiliated and unaffiliated dealers or other Investment Professionals and service providers for distribution, administrative and/or shareholder servicing activities. The Adviser also may reimburse the Distributor (or the Distributor's affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or other Investment Professionals for marketing, promotional or related expenses; these payments are often referred to as "revenue sharing."

In some circumstances, these types of payments may create an incentive for a dealer or Investment Professional or its representatives to recommend or offer shares of the Victory Funds to its customers. You should ask your dealer or Investment Professional for more details about any such payments it receives.

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker-dealers or other financial intermediaries from Fund assets, or from the resources of the Adviser or its affiliates on sales of or investments in Class R6 shares.

How to Buy Shares

Opening an Account

If you would like to open an account, you will first need to complete an Account Application.

You can obtain an Account Application by calling Victory Funds Customer Service at 1-800-539-3863. You can also download an Account Application by visiting the Victory Funds' website, VictoryFunds.com, and clicking on the Victory Funds Account Application link. Send the completed Account Application, along with a check made payable to the Victory Funds, at the following address:

Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593

You can also obtain an Account Application by contacting your Investment Professional. When you invest through an Investment Professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ. In addition to any limitations described in this Prospectus, an Investment Professional or other intermediary may also place other limits on your ability to use the services of the Fund. Sometimes an Investment Professional will charge you for its services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Fund.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Fund is unable to collect the required information, you may not be able to open your account. Additional details about the Fund's Customer Identification Program are available in the section "Important Fund Policies."

If you participate in a retirement plan that offers one of the Victory Funds as an option, please consult your employer for information on how to purchase shares of the Victory Funds through the plan, including any restrictions or limitations that may apply.

Paying for Your Initial Purchase

If you wish to make a purchase directly from the Victory Funds, make your check payable to the "Victory Funds." All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Fund does not accept cash, money orders, traveler's checks, credit card convenience checks, or third party checks. Additionally, bank starter checks are not accepted for the shareholder's initial investment into the Fund. All payments must be denominated in U.S. dollars.

Minimum Investments

If you would like to buy Class A or Class C shares, the minimum investment required to open an account is $2,500 ($1,000 for IRA accounts), with additional investments of at least $50. If you would like to buy Class I, Class R, Class R6 or Class Y shares, you must first be an Eligible Investor, as discussed in the section Choosing a Share Class — Eligibility Requirements to Purchase. There are no minimum investment amounts required for Class I, Class R, Class R6 or Class Y shares except as set forth in the Eligibility Requirements to Purchase with respect to some types of accounts.

For Class C shares, individual purchases of $1,000,000 and above will automatically be made in Class A shares.

If your account falls below the minimum investment amount, we may ask you to reestablish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

The minimum investment required to open an account may be waived or lowered for employees, and immediate family members of the employee, of the Adviser, the Administrator, and their affiliates. In addition, the minimum investment required may be waived when the Fund is purchased through an Advisory Program or within qualified retirement plans or in other similar circumstances. Although the Fund may sometimes waive the minimum investment, when it does so, it always reserves the right to reject initial investments under the minimum at its discretion.

There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs.

The Fund reserves the right to change the criteria for eligible investors and the investment minimums.

Purchasing Additional Shares

Once you have an existing account, you can make additional investments at any time in any amount (subject to any minimums) in the following ways:

  By Mail

  To ensure that your additional investment is properly credited to your account, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

  By Telephone

  If you have an existing account that has been set up to receive electronic transfers, you can buy additional shares by calling Victory Funds Customer Service at 800-539-3863 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.

  By Exchange

  You may purchase shares of the Fund using the proceeds from the simultaneous redemption of shares of another Victory Fund if it is eligible for an exchange with your Fund. You may initiate an exchange online (if you are a registered user of VictoryFunds.com), by telephone, or by mail. See the section "Exchanging Shares."

  Via the Internet

  If you are a registered user, you may request a purchase of shares through our website at VictoryFunds.com. Your account must be set up for Automated Clearing House ("ACH") payment in order to execute online purchases.

  By ACH

  Your account must be set up for ACH payment in order to execute purchases online or by telephone. It takes about 15 days to set up an ACH account and only domestic member banks may be used. After your account is set up, your purchase amount can be transferred by ACH. Currently, the Fund does not charge a fee for ACH transfers but it reserves the right to charge for this service in the future. Your originating bank may charge a fee for ACH transfers.

  By Wire

  You may buy Fund shares by bank wire transfer of same day funds. Please call Victory Funds Customer Service at 800-539-3863 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday for wiring instructions. Any commercial bank can transfer same-day funds by wire.

  Although the transfer agent does not currently charge you for receiving same-day funds, it reserves the right to charge for this service in the future. Your bank may charge you for wiring same-day funds. You cannot buy shares for tax-qualified retirement plans by wire transfer.

  By Systematic Investment Plan

  To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount ($50 or more) and frequency of your investment. You can select monthly, quarterly, semi-annual or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement before we will make automatic withdrawals from your bank account and invest it in shares of the Fund.

Other Purchase Rules You Should Know

The Fund reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund or its shareholders. The Fund also reserves the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a Fund account, or to add to an existing Fund account.

Keep these addresses handy for purchases, exchanges, or redemptions.

BY REGULAR U.S. MAIL	Victory Funds P.O. Box 182593 Columbus, OH 43218-2593
BY OVERNIGHT MAIL	Use the following address ONLY for overnight packages: Victory Funds c/o FIS TA Operations 4249 Easton Way, Suite 400 Columbus, OH 43219 PHONE: 800-539-3863
BY WIRE	Call 800-539-3863 BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.
BY TELEPHONE	800-539-FUND (800-539-3863)
ON THE INTERNET	www.VictoryFunds.com

If you would like to make additional investments after your account is established, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

Statements and Reports

You will receive a periodic statement reflecting any transactions that affect the balance or registration of Fund shares in your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account's statements. Share certificates are not issued. Twice a year, you will receive a financial report of the Fund. By February 15th of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.

Retirement Plans

You can use the Fund as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation.

How to Exchange Shares

There may be limits on the ability to exchange between certain Victory Funds. You can obtain a list of Victory Funds available for exchange by calling 800-539-FUND or by visiting VictoryFunds.com

The shares of any class of the Fund may be exchanged for the shares of any other class offered by the Fund or the same class, or any other class, of any other Victory Fund, either through your Investment Professional or directly through the Fund, subject to the conditions described below:

  Exchanges are subject to any CDSC, minimum investment limitation or eligibility requirements described in the applicable Prospectus and SAI. You may be required to provide sufficient information to establish eligibility to exchange into a new share class.
  To exchange between Victory Funds, the other Victory Fund you wish to exchange into must be eligible for exchange with your Fund.
  Shares of the Victory Fund selected for exchange must be available for sale in your state of residence.

If you have questions about these, or any of the Fund's other exchange policies, please consult Victory Customer Service or your Investment Professional before requesting an exchange.

Before exchanging, you should read the Prospectus of the Fund you wish to exchange into, which may be subject to different risks, fees and expenses.

Class C Share Conversion

Effective May 1, 2018, Class C shares of the Fund will automatically convert to Class A shares in the month following the 10-year anniversary date of the purchase of the Class C Shares. The conversion will be effected at the relative NAV of each such class without the imposition of any sales charge, fee or other charge.

You may be able to voluntarily convert your Class C shares before the 10-year anniversary to a different share class of the same Fund that has a lower total annual operating expense ratio provided certain conditions are met. This voluntary conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Adviser or the Distributor specific for this purpose. Generally, Class C shares are not eligible for conversion until the applicable CDSC period has expired. Please contact your financial intermediary for additional information.

Processing Your Voluntary Exchange/Conversion

If your exchange or conversion request is received and accepted by the Fund, an Investment Professional or other intermediary by the close of trading as described in the section entitled, “Share Price,” then your request will be processed the same day. If received after the close of trading, your request will be processed on the next business day. Please contact your financial intermediary regarding the tax consequences of any exchange or conversion.

Exchanges will occur at the respective NAVs of the Fund's share classes next calculated after receipt and acceptance of your exchange request in good order, plus any applicable sales charge described in the Prospectus. Share class conversions will be based on the respective NAV of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day's NAVs.

Requesting an Exchange

You can exchange shares of the Fund by telephone, by mail or via the Internet. You cannot exchange into an account with a different registration or tax identification number.

By Telephone

Unless you indicate otherwise on the account application, Victory Customer Service will be authorized to accept exchange instructions received by telephone.

By Mail

Send a letter of instruction signed by all registered owners or their legal representatives to the Victory Funds.

Via the Internet

You may also exchange shares via the Internet at VictoryFunds.com if you are a registered user.

Other Exchange Rules You Should Know

The Fund may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Fund may terminate or modify the exchange privilege at any time on 60 days' notice to shareholders.

An exchange of Fund shares for shares of another Victory Fund constitutes a sale for tax purposes unless the exchange is made within an IRA or other tax-deferred account.

For information on how to exchange shares of the Fund that were purchased through your employer's retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.

How to Sell Shares

There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.

If your redemption request is received in good order by the close of trading on the NYSE, your redemption will be processed the same day. Your redemption will not be processed until the next business day if it is received after the close of trading on the NYSE. You cannot redeem your shares at www.VictoryFunds.com.

BY TELEPHONE

The easiest way to redeem shares is by calling 800-539-FUND. When you fill out your original application, be sure to check the box marked "Telephone Authorization." Then when you are ready to sell, call and tell us which one of the following options you would like to use:

  Mail a check to the address of record;
  Wire funds to a previously designated domestic financial institution;
  Mail a check to a previously designated alternate address; or
  Electronically transfer your redemption via ACH to a previously designated domestic financial institution.

The transfer agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the transfer agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, none of the Trust, its servicing agents, the Adviser, or the transfer agent will be responsible for any losses. If the transfer agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.

If there is an unusual amount of market activity and you cannot reach the transfer agent or your Investment Professional by telephone, consider placing your order by mail.

BY MAIL

Use the regular U.S. mail or overnight mail address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A Medallion signature guarantee is required for the following redemption requests:

  Your account registration has changed within the last 15 business days;
  The check is not being mailed to the address on your account;
  The check is not being made payable to the owner of the account;
  The redemption proceeds are being transferred to another Victory Fund account with a different registration; or
  The check or wire is being sent to a different bank account than was previously designated.

You can get a Medallion signature guarantee from a financial institution — such as a commercial bank, broker dealer, credit union, clearing agency, or savings bank — that is a member of a Medallion signature guarantee program.

BY WIRE

If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call before the close of trading on the NYSE, your funds will be wired on the next business day.

BY ACH

Normally, your redemption will be processed on the same day, but will be processed on the next day if received after the close of trading on the NYSE. It will be transferred by ACH as long as the transfer is to a domestic bank.

Systematic Withdrawal Plan

If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more at the time you establish the Systematic Withdrawal Plan. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a Medallion signature guaranteed letter of instruction. You should be aware that each withdrawal may be a taxable transaction. Also, each withdrawal reduces your account balance, and eventually your account balance may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below the initial purchase minimum, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.

Additional Information About Redemptions
  Redemption proceeds from the sale of Fund shares purchased by a check or through ACH will be held until the purchase check or ACH has cleared, which will take up to 10 business days.
  We typically expect to send the proceeds from your share redemption within one business day after we execute your order, but we may take up to seven business days to send redemption proceeds, regardless of payment type. When you sell shares through your financial intermediary, you can ask the intermediary to tell you when you can expect to receive the proceeds of your redemption.
  The Fund may suspend your right to redeem your shares in the following circumstances:
    During non-routine closings of the NYSE;
    When the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund's securities; or
    When the SEC orders a suspension to protect the Fund's shareholders.
  The Fund typically uses cash and cash equivalents held in its portfolio or sells portfolio assets to meet redemption requests. In unusual circumstances or under stressed market conditions, the Fund may use other methods to raise cash to meet redemption requests. For example, the Fund may draw funds from a line of credit or borrow available cash held by other Victory Funds under an "interfund lending program" in reliance on an exemptive order from the SEC.
  The Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1.00% of the Fund's net assets. The Fund reserves the right to pay the remaining portion "in kind," that is, in portfolio securities rather than cash. Securities received pursuant to an in-kind redemption are subject to market risk until sold and may be subject to brokerage and other fees.
  If you choose to have your redemption proceeds mailed to you and either the U.S. Postal Service is unable to deliver the redemption check to you or the check remains outstanding for more than six months, the Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed redemption checks.

Distributions and Taxes

Buying a dividend. You should check the Fund's distribution schedule before you invest. If you buy shares of the Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

As a shareholder, you are entitled to your share of net income and capital gains on the Fund's investments. The Fund passes its earnings along to investors in the form of dividends. Dividends paid by the Fund represent the net income from dividends and interest earned on investments after expenses. The Fund will distribute short-term gains, as necessary, and if the Fund makes a long-term capital gain distribution, it is normally paid once a year.

Ordinarily, the Fund declares and pays dividends annually. However, the Fund may not always pay a dividend or distribution for a given period. Each class of shares declares and pays dividends separately.

Distributions can be received in one of the following ways. Please check with your Investment Professional if you are unsure of which option is right for you.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-FUND.

Reinvestment Option

You can have distributions automatically reinvested in additional shares of your Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.

Cash Option

A check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the U.S. Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the reinvestment option as described above. The Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks.

Income Earned Option

You can automatically reinvest your dividends in additional Fund shares and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.

Directed Distributions Option

In most cases, you can automatically reinvest distributions in shares of another Victory Fund. If you reinvest your distributions in a different Victory Fund, you will pay a sales charge on the amount of reinvested distributions.

Directed Bank Account Option

In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the transfer agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.

Important Information About Taxes

The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in the Fund.

The Fund expects to pay no federal income tax on the earnings and capital gains it distributes to shareholders.

  Qualified dividends received from the Fund by noncorporate shareholders will be taxed at long-term capital gain rates to the extent attributable to qualified dividends received by the Fund. Nonqualified dividends, dividends received by corporate shareholders and dividends from the Fund's short-term capital gains are taxable as ordinary income. Dividends from the Fund's long-term capital gains are taxable as long-term capital gains.
  Dividends are treated in the same manner for U.S. federal income tax purposes whether you receive them in cash, additional shares of the Fund, or you reinvest them in shares of another Victory Fund.
  An exchange of the Fund's shares for shares of another Victory Fund will be treated as a sale. When you sell or exchange shares of the Fund, you must recognize any gain or loss.
  An exchange of one class of the Fund's shares for shares of another class of the same Fund generally constitutes a nontaxable exchange.
  Distributions from the Fund and gains from the disposition of your shares may also be subject to state and local income tax.
  An additional 3.8% Medicare tax will be imposed on certain net investment income (which includes ordinary dividends, capital gain distributions from the Fund, and gain recognized on a disposition of shares) of certain U.S. individuals, estates, and trusts.
  Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.
  Tax statements will be mailed from the Fund by mid-February showing the amounts and tax status of distributions made to you.
  Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.
  The Fund is generally required by law to provide you and the Internal Revenue Service with certain cost basis information related to the sale or redemption of any of your shares in the Fund acquired on or after January 1, 2012 (including distributions that are reinvested in additional shares of the Fund).
  The Fund may be required to withhold tax from taxable distributions if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or the Fund is notified by the Internal Revenue Service that backup withholding is required.
  You should review the more detailed discussion of federal income tax considerations in the SAI and consult your tax adviser regarding the federal, state, local, or foreign tax consequences resulting from your investment in the Fund.
  Fund may provide estimated capital gain distribution information through its website at VictoryFunds.com.

Important Fund Policies

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Victory Funds must obtain the following information for each person who opens a new account:

  Name;
  Date of birth (for individuals);
  Residential or business street address (although post office boxes are still permitted for mailing); and
  Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Victory Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Victory Funds may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Account Maintenance Information

For the following non-financial transactions, the Victory Funds require proof that your signature authorizing a transaction is authentic. This verification can be provided in all cases by either a Signature Validation Program (SVP) stamp or a Medallion signature guarantee (MSG). In some instances a Notary Public stamp is an acceptable alternative. As with the Medallion signature guarantee, a SVP stamp can also be obtained from a financial institution that is a member of the SVP program.

  Change of name (Notary Public, SVP or MSG);
  Add/change banking instructions (SVP or MSG);
  Add/change beneficiaries (Notary Public, SVP or MSG);
  Add/change authorized account traders (SVP or MSG);
  Adding a Power of Attorney (Notary Public, SVP or MSG);
  Add/change Trustee (Notary Public, SVP or MSG); and
  Uniform Transfers to Minors Act/Uniform Gifts to Minors Act custodian change (Notary Public, SVP or MSG).

Market Timing

The Victory Funds discourage frequent purchases and redemptions of Fund shares (market timing). Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders by increasing portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.

The Fund's Board of Trustees has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Fund will:

  Employ "fair value" pricing, as described in this Prospectus under Share Price, to minimize the discrepancies between a security's market quotation and its perceived market value, which often gives rise to market timing activity; and
  Monitor for suspected market timing based on "short-term transaction" activity, that is, a purchase or redemption of a Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.

In monitoring for market timing activity, we consider, among other things, the frequency of your trades and whether you acquired your Fund shares directly through the transfer agent or whether you combined your trades with a group of shareholders in an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary.

Frequent trading by a shareholder is generally a characteristic of market timing. Therefore, any account in which Fund shares are acquired directly through the transfer agent, or where the Fund can adequately identify the shareholder, with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder's trading privileges (other than redemption of Fund shares) will be suspended.

We may make exceptions to the "short-term transaction" policy for certain types of transactions if, in the opinion of the Adviser, under the oversight of the Board, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the Fund, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the Fund or administrator and transactions by certain qualified funds-of-funds.

If you acquired shares through an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary (such as investment advisers, broker-dealers, third-party administrators or insurance companies), and market timing is suspected, different purchase and exchange limitations may apply. We may rely upon a financial intermediary's policy to deter short-term or excessive trading (i) if we believe that the financial intermediary's policy is reasonably designed to detect and deter transactions that are not in the best interests of the Fund, or (ii) if we receive an undertaking from the financial intermediary to enforce short-term or excessive trading policies on behalf of the Fund that provide a substantially similar level of protection for the Fund against such transactions. If you hold your Fund shares through a financial intermediary, you are advised to consult the intermediary to determine what purchase and exchange limitations apply to your account.

We reserve the right to reject or cancel a purchase or exchange order for any reason without prior notice. We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy.

The Fund's market timing policies and procedures may be modified or terminated at any time under the oversight of the Board.

Portfolio Holdings Disclosure

The Fund discloses its complete portfolio holdings as of the end of its second fiscal quarter and its fiscal year in its reports to shareholders. The Fund sends reports to its existing shareholders no later than 60 days after the relevant fiscal period, and files these reports with the SEC by the 70th day after the end of the relevant fiscal period. You can find these reports on the Fund's website, VictoryFunds.com, and on the SEC's website, www.sec.gov.

The Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find these filings on the SEC’s website, www.sec.gov.

The Fund also discloses its complete portfolio holdings each calendar quarter on the Fund's website, VictoryFunds.com, no earlier than the 15th day after the quarter end.

You can find a complete description of the Fund's policies and procedures with respect to disclosure of its portfolio securities in the Fund's SAI or on the Fund's website, VictoryFunds.com.

Performance

The Victory Funds may advertise the performance of the Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations.

Advertising information may include the average annual total return of the Fund calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications.

Shareholder Communications

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling the Victory Funds at 800-539-FUND (800-539-3863), and they will be delivered promptly.

While this Prospectus and the SAI of the Trust describe pertinent information about the Trust and the Fund, neither this Prospectus nor the SAI represents a contract between the Trust or the Fund and any shareholder.

Financial Highlights

The following financial highlights tables reflect historical information about shares of the Fund and are intended to help you understand the Fund's financial performance for the past five years.

Certain information shows the results of an investment in one share of the Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The information for each period has been audited by Ernst & Young LLP, the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The Fund's annual and semi-annual reports are available by calling the Fund at 800-539-FUND and at VictoryFunds.com.

Special Value Fund

	Class A Shares
	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
Net Asset Value, Beginning of Period	$21.48	$22.46	$21.71	$19.98	$15.53
Investment Activities:
Net investment income (loss)	0.13(a)	0.20(a)	0.12	(0.03)	(0.02)
Net realized and unrealized gains (losses) on investments	4.95	(1.11)	0.63	1.76	4.47
Total from Investment Activities	5.08	(0.91)	0.75	1.73	4.45
Distributions to Shareholders:
Net investment income	(0.25)	(0.07)	—	—	—
Total Distributions to Shareholders	(0.25)	(0.07)	—	—	—
Net Asset Value, End of Period	$26.31	$21.48	$22.46	$21.71	$19.98
Total Return (excludes sales charge)	23.84%	(4.06)%	3.45%	8.66%	28.65%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$35,223	$36,971	$48,913	$71,027	$99,918
Ratio of net expenses to average net assets	1.17%	1.20%	1.28%	1.31%	1.27%
Ratio of net investment income to average net assets	0.53%	0.93%	0.52%	0.01%	0.01%
Ratio of gross expenses to average net assets (b)	1.27%	1.30%	1.35%	1.31%	1.27%
Portfolio turnover (c)	135%	76%	137%	174%	110%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

	Class C Shares
	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
Net Asset Value, Beginning of Period	$19.34	$20.34	$19.82	$18.41	$14.44
Investment Activities:
Net investment income (loss)	(0.08)(a)	0.01(a)	(0.10)	(0.20)	(0.20)
Net realized and unrealized gains (losses) on investments	4.45	(1.01)	0.62	1.61	4.17
Total from Investment Activities	4.37	(1.00)	0.52	1.41	3.97
Distributions to Shareholders:
Net investment income	(0.05)	—	—	—	—
Total Distributions to Shareholders	(0.05)	—	—	—	—
Net Asset Value, End of Period	$23.66	$19.34	$20.34	$19.82	$18.41
Total Return (excludes contingent deferred sales charge)	22.65%	(4.92)%	2.62%	7.66%	27.49%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$7,296	$7,955	$11,253	$14,970	$17,106
Ratio of net expenses to average net assets	2.10%	2.09%	2.13%	2.20%	2.20%
Ratio of net investment income (loss) to average net assets	(0.38)%	0.04%	(0.35)%	(0.88)%	(0.95)%
Ratio of gross expenses to average net assets (b)	2.21%	2.19%	2.21%	2.20%	2.23%
Portfolio turnover (c)	135%	76%	137%	174%	110%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

	Class I Shares
	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
Net Asset Value, Beginning of Period	$21.76	$22.78	$21.96	$20.16	$15.62
Investment Activities:
Net investment income (loss)	0.13(a)	0.23(a)	0.19	0.01	0.04
Net realized and unrealized gains (losses) on investments	5.01	(1.12)	0.63	1.79	4.50
Total from Investment Activities	5.14	(0.89)	0.82	1.80	4.54
Distributions to Shareholders:
Net investment income	(0.28)	(0.13)	—	—	—
Total Distributions to Shareholders	(0.28)	(0.13)	—	—	—
Net Asset Value, End of Period	$26.62	$21.76	$22.78	$21.96	$20.16
Total Return	23.86%	(3.93)%	3.73%	8.93%	29.07%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,703	$4,016	$6,285	$8,714	$34,058
Ratio of net expenses to average net assets	1.15%	1.05%	1.02%	1.01%	1.00%
Ratio of net investment income to average net assets	0.56%	1.07%	0.78%	0.30%	0.27%
Ratio of gross expenses to average net assets (b)	1.25%	1.15%	1.09%	1.01%	1.00%
Portfolio turnover (c)	135%	76%	137%	174%	110%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

	Class R Shares
	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
Net Asset Value, Beginning of Period	$20.63	$21.57	$20.91	$19.30	$15.05
Investment Activities:
Net investment income (loss)	0.05(a)	0.14(a)	0.04	(0.09)	(0.08)
Net realized and unrealized gains (losses) on investments	4.75	(1.07)	0.62	1.70	4.33
Total from Investment Activities	4.80	(0.93)	0.66	1.61	4.25
Distributions to Shareholders:
Net investment income	(0.19)	(0.01)	—	—	—
Total Distributions to Shareholders	(0.19)	(0.01)	—	—	—
Net Asset Value, End of Period	$25.24	$20.63	$21.57	$20.91	$19.30
Total Return	23.43%	(4.29)%	3.16%	8.34%	28.24%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$36,688	$34,784	$46,357	$59,036	$73,847
Ratio of net expenses to average net assets	1.47%	1.46%	1.55%	1.61%	1.59%
Ratio of net investment income (loss) to average net assets	0.24%	0.67%	0.23%	(0.30)%	(0.33)%
Ratio of gross expenses to average net assets (b)	1.57%	1.56%	1.63%	1.61%	1.59%
Portfolio turnover (c)	135%	76%	137%	174%	110%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

	Class Y Shares
	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Period Ended October 31, 2013(a)
Net Asset Value, Beginning of Period	$21.62	$22.62	$21.80	$20.01	$17.11
Investment Activities:
Net investment income (loss)	0.18(b)	0.26(b)	0.18	0.05	0.01
Net realized and unrealized gains (losses) on investments	4.98	(1.12)	0.64	1.74	2.89
Total from Investment Activities	5.16	(0.86)	0.82	1.79	2.90
Distributions to Shareholders:
Net investment income	(0.31)	(0.14)	—	—	—
Total Distributions to Shareholders	(0.31)	(0.14)	—	—	—
Net Asset Value, End of Period	$26.47	$21.62	$22.62	$21.80	$20.01
Total Return (c)	24.12%	(3.80)%	3.76%	8.95%	16.95%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,219	$1,170	$1,790	$2,068	$2,341
Ratio of net expenses to average net assets (d)	0.93%	0.93%	1.00%	1.03%	1.03%
Ratio of net investment income to average net assets (d)	0.77%	1.20%	0.78%	0.28%	0.05%
Ratio of gross expenses to average net assets (d),(e)	2.07%	1.75%	1.58%	1.33%	1.72%
Portfolio turnover (c),(f)	135%	76%	137%	174%	110%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Appendix A — Variations in Sales Charge
Reductions and Waivers Available Through
Certain Intermediaries

The availability of certain initial and contingent deferred sales charge reductions and waivers may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. The following information about variations in sales charge reductions and waivers is applicable only to investors who purchase Fund shares through a Merrill Lynch or Morgan Stanley Wealth Management platform or account.

In all instances, it is your responsibility to notify the Fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge reductions or waivers. For reductions and waivers not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive those reductions and waivers.

Merrill Lynch

Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or in the SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch's platform
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this Prospectus
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)
CDSC Waivers on A and C Shares available at Merrill Lynch
Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only)
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this Prospectus
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Morgan Stanley Wealth Management

Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Morgan Stanley
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
Shares purchased through a Morgan Stanley self-directed brokerage account
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

P.O. Box 182593
Columbus, OH 43218-2593

Statement of Additional Information (SAI):  The SAI contains more information about the Fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you do not request a copy.

Annual and Semi-Annual Reports:  Annual and semi-annual reports contain more information about the Fund's investments and the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal period.

How to Obtain Information:  You may obtain a free copy of the SAI or annual and semi-annual reports, and ask questions about the Fund or your accounts, online at VictoryFunds.com, by contacting the Victory Funds at the following address or telephone number, or by contacting your financial intermediary.

By telephone: Call Victory Funds at 800-539-FUND (800-539-3863)	By mail: Victory Funds P.O. Box 182593 Columbus, OH 43218-2593

You also can get information about the Fund (including the SAI and other reports) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person: SEC Public Reference Room Washington, D.C. Call 202-551-8090 for location and hours.	By mail: SEC Public Reference Section Washington, D.C. 20549-1520	On the Internet: EDGAR database at sec.gov or by email request at publicinfo@sec.gov
Investment Company Act File Number 811-4852	VF-SV-PRO (03/18)

March 1, 2018

Prospectus

Victory Strategic Allocation Fund

Class A	Class C	Class I	Class R	Class R6	Class Y
SBALX	VBFCX	VBFIX	VBFGX	—	—

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

VictoryFunds.com
800-539-FUND
(800-539-3863)

Victory Funds

Fund Summary

    Investment Objective

    Fund Fees and Expenses

    Principal Investment Strategy

    Principal Risks

    Investment Performance

    Management of the Fund

    Purchase and Sale of Fund Shares

    Tax Information

    Payments to Broker-Dealers and Other Financial Intermediaries

Additional Fund Information

    Investments

    Risk Factors

Organization and Management of the Fund

Investing with the Victory Funds

    Share Price

    Choosing a Share Class

    Information About Fees

    How to Buy Shares

    How to Exchange Shares

    How to Sell Shares

Distributions and Taxes

Important Fund Policies

Financial Highlights

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Strategic Allocation Fund Summary

Investment Objective

The Fund seeks to provide income and long-term growth of capital.

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with the Victory Funds on page 16 of the Fund's Prospectus and in Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 41 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (paid directly from your investment)	Class A	Class C	Class I	Class R
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE	NONE
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	NONE[1]	1.00%[2]	NONE	NONE
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	0.25%	1.00%	0.00%	0.50%
Other Expenses	0.44%	0.48%	0.51%	1.20%
Acquired Fund Fees and Expenses[3]	0.84%	0.84%	0.84%	0.84%
Total Annual Fund Operating Expenses	1.63%	2.42%	1.45%	2.64%
Fee Waiver/Expense Reimbursement[4]	(0.39)%	(0.43)%	(0.46)%	(1.15)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[4]	1.24%	1.99%	0.99%	1.49%

1  A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see the section entitled Choosing a Share Class.

2  Applies to shares sold within 12 months of purchase.

3  Acquired Fund Fees and Expenses ("AFFE") are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund.

4  Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee to 0.00% until at least February 28, 2019. In addition, the Adviser has contractually agreed to waive other fees and/or to reimburse expenses so that the total annual operating expenses (excluding certain items such as AFFE, interest, taxes and brokerage commissions) do not exceed 0.40%, 1.15%, 0.15% and 0.65% of Class A, Class C, Class I and Class R shares, respectively, until at least February 28, 2019. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods (or continue holding your shares in the case of Class C shares). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$694	$1,024	$1,376	$2,366
Class C
If you sell your shares at the end of the period	$302	$714	$1,252	$2,724
If you do not sell your shares at the end of the period	$202	$714	$1,252	$2,724
Class I	$101	$413	$748	$1,696
Class R	$152	$711	$1,297	$2,888

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover will generally indicate higher transaction costs, resulting in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategy

The Fund is a "fund of funds," which means Victory Capital Management Inc. (the "Adviser") pursues the Fund's investment objective by investing primarily in other investment companies, including exchange-traded funds ("ETFs") ("Underlying Funds"). The Fund will typically invest in affiliated Underlying Funds advised by the Adviser ("Victory Funds"). The Fund may also invest in unaffiliated Underlying Funds if a Victory Fund in a particular asset class is not offered.

The Underlying Funds selected by the Adviser will invest across a broad range of global asset classes including, but not limited to, equity securities of U.S., international and emerging markets companies of any market capitalization size, investment grade U.S. and international bonds, and commodities. Some of the Victory Funds may be designed to track unmanaged, volatility weighted indexes created by the Adviser. Other Underlying Funds may pursue market neutral or other alternative strategies and some may enter into futures contracts (both short and long positions), credit default swap contracts, options and/or other derivatives to achieve their investment objectives.

Under normal market conditions, the Fund will invest at least 40% of its net assets in Underlying Funds that will provide the Fund with exposure to equity securities and at least 30% of its net assets in Underlying Funds that will provide the Fund with exposure to fixed income securities. In either case, the Adviser may invest in Underlying Funds with strategies that it believes will have similar risk/return profiles as these asset classes.

To create the Fund's portfolio, the Adviser allocates the Fund's assets among Underlying Funds in a manner that is expected to achieve returns similar to or exceeding those of the broader market for equity and fixed income securities with similar risk characteristics. For these purposes, the broader market is represented by the performance of two reference indices: MSCI All Country World Index (60% allocation) and Barclays U.S. Aggregate Bond Index (40% allocation).

The Adviser may sell an Underlying Fund if the Adviser believes that the Underlying Fund no longer provides adequate portfolio diversification or is unlikely to contribute to the Fund's total returns under prevailing market conditions.

Principal Risks

The Fund's investments are subject to the following principal risks, either directly or indirectly through investments in the Underlying Funds:

  Conflict of Interest Risk. The Adviser is subject to conflicts of interest in allocating the Fund’s assets among the Victory Funds and unaffiliated Underlying Funds. The Adviser may have an incentive to allocate the Fund’s assets to those Victory Funds for which the net advisory fees payable to the Adviser are higher than the fees payable by other Victory Funds or unaffiliated Underlying Funds.
  Commodity Risk. Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geologic and environmental factors. Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.
  Debt Securities Risk. The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.
  Derivatives Risk. The use of derivative instruments, including futures, options and credit default swap contracts, may not perfectly replicate direct investment in the security. Derivatives also entail exposure to counterparty credit risk, the risk of mispricing or improper valuation, and the risk that a small investments or small price movements can result in substantial gains or losses.
  Emerging Markets Risk. The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.
  Equity Risk. The value of the equity securities in which an Underlying Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company’s earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.
  ETF Structure Risks. ETFs are subject to special risks, including trading and liquidity issues; market price variance risk; and concentration risks with respect to those entities that are authorized to create and redeem an ETF’s shares.
  Foreign Securities Risk. Foreign securities (including ADRs and GDRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.
  Interest Rate Risk. Interest rates may rise or the rate of inflation may increase, impacting the value of an Underlying Fund’s investments in fixed income securities. A debt issuer’s credit quality may be downgraded or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.
  Investment Company Risk. The Fund's ability to achieve its investment objective may be directly related to the ability of any Underlying Fund (including ETFs) held by the Fund to meet its investment objectives. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the Underlying Fund.
  Large Capitalization Stock Risk. The securities of large cap companies may underperform the securities of smaller cap companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
  Liquidity Risk. Liquidity risk exists when particular investments of an Underlying Fund would be difficult to purchase or sell, possibly preventing the Underlying Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring it to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.
  Management Risk. The Adviser’s asset selection methodology may produce incorrect judgments about the value a particular investment or asset class and may not produce the desired results.
  Passive Investment/Index Risk. A Victory Fund designed to track an index is not actively managed and does not, therefore, seek returns in excess of its index. The Victory Fund will not buy or sell shares of a security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from the index. A Victory Fund may not be able to effectively track the performance of its index.
  Sector Focus Risk. An Underlying Fund may be subject to the risk that its assets are invested in a particular sector or industry in the economy and as a result, the value of the Fund may be adversely impacted by events or developments affecting such sector or industry.
  Smaller Capitalization Stock Risk. The earnings and prospects of small- and mid-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies.
  Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.
  U.S. Government Agency Obligations Risk. A U.S. government agency or instrumentality may default on its obligation and the U.S. government may not provide support.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to a broad measure of market performance. We assume reinvestment of dividends and distributions.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

The Fund's historical performance, prior to December 30, 2015, was achieved when the Fund sought to achieve its objective by principally investing directly in equity securities, debt securities and cash equivalents.

Calendar Year Returns for Class A Shares

(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

Highest Quarter	11.91% (quarter ended September 30, 2009)
Lowest Quarter	-15.51% (quarter ended December 31, 2008)

Average Annual Total Returns (For the Periods ended December 31, 2017)	1 Year	5 Years	10 Years
CLASS A Before Taxes	7.98%	7.85%	4.57%
CLASS A After Taxes on Distributions	6.97%	6.82%	3.79%
CLASS A After Taxes on Distributions and Sale of Fund Shares	5.31%	6.00%	3.46%
CLASS C Before Taxes	12.78%	8.36%	4.41%
CLASS I Before Taxes	14.84%	9.39%	5.55%
CLASS R Before Taxes	14.31%	8.81%	4.84%
INDICES
MSCI All Country World Index Index returns reflect no deduction for fees, expenses, or taxes, except foreign withholding taxes.	23.97%	10.80%	4.65%
Barclays U.S. Aggregate Bond Index Index returns reflect no deduction for fees, expenses, or taxes.	3.54%	2.10%	4.01%
60% MSCI All Country World Index/40% Barclays U.S. Aggregate Bond Index Index returns reflect no deduction for fees, expenses, or taxes, except foreign withholding taxes.	15.41%	7.37%	4.75%

After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. (the "Adviser") serves as the Fund's investment adviser.

Portfolio Managers
	Title	Tenure with the Fund
Kelly S. Cliff	President, Investment Franchises	Since 2015

Purchase and Sale of Fund Shares
Investment Minimums	Class A	Class C	Class I	Class R
Minimum Initial Investment	$2,500	$2,500	$2,000,000	NONE
Minimum Subsequent Investments	$50	$50	NONE	NONE

For Class A and Class C shares a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and purchases through automatic investment plans.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value ("NAV") after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and its salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Additional Fund Information

Victory Capital Management Inc., which we refer to as the "Adviser" throughout the Prospectus, manages the Fund.

The Victory Strategic Allocation Fund (the "Fund") is managed by the Adviser, who also manages other funds, each having distinct investment management objectives, strategies, risks, and policies. Together, these funds are referred to in this Prospectus as the "Victory Funds" or, more simply, the "Funds."

The following section describes additional information about the principal investment strategy the Fund or the Underlying Funds will use under normal market conditions to pursue their investment objective, as well as any secondary strategies the Fund or the Underlying Funds may use, and the related risks. This Prospectus does not attempt to describe all of the various investment techniques and types of investments that the Adviser may use in managing the Fund. The SAI includes more information about the Fund, its investments, and the related risks.

Keep in mind that for cash management purposes, the Fund may hold a portion of its assets in cash, short-term money market instruments or shares of other investment companies. This may reduce the benefit from any upswing in the market and may cause the Fund to fail to meet its investment objective.

If you would like to receive additional copies of any materials, please call the Victory Funds at 800-539-FUND (800-539-3863) or please visit VictoryFunds.com.

Investments

The following describes the types of securities the Fund, or an Underlying Fund in which the Fund invests, may purchase under normal market conditions to achieve its principal investment strategy. The Fund will not necessarily buy all of the securities listed below.

Investment Companies

The Fund will invest in securities of other investment companies, including ETFs, if those companies invest in securities consistent with the Fund's investment objective and policies. ETFs are investment companies the shares of which are bought and sold on a securities exchange.

U.S. Equity Securities

Can include common stock, preferred stock, and securities that are convertible or exchangeable into common stock of U.S. corporations.

Foreign Securities

Can include common stock and convertible preferred stock of non-U.S. corporations. Also may include American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs), which are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations, and ETFs that invest in foreign corporations.

Corporate Debt Obligations

Debt instruments issued by corporations. They may be secured or unsecured.

International Bonds

Debt instruments issued by non-domestic issuers, including those traded in U.S. dollars such as Yankee Bonds and Eurodollar Bonds.

U.S. Government Securities1

Notes and bonds issued or guaranteed by the U.S. government, its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury; others are obligations only of the U.S. agency or instrumentality. There is no guarantee that the U.S. government will provide support to U.S. agencies or instrumentalities if they are unable to meet their obligations.

U.S. Government Instrumentalities1

Securities issued by U.S. government instrumentalities such as: the Student Loan Marketing Association ("SLMA" or Sallie Mae), The Federal Farm Credit Bank ("FFCB"), and Federal Home Loan Banks. Certain instrumentalities are "wholly-owned Government corporations," such as the Tennessee Valley Authority ("TVA").

Commodities

A commodity is an asset with tangible properties that is used in commerce, such as fuels (e.g., crude oil, natural gas and gasoline), precious and industrial metals, livestock and agricultural products.

Derivatives

Derivative instruments are financial contracts whose value is based on an underlying security or asset, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including credit default swap contracts, swaps, futures contracts (both short and long positions), options on futures contracts, options, and forward currency exchange contracts. An Underlying Fund may use derivatives for hedging (attempting to reduce risk by offsetting one investment position with another), for cash management (attempting to remain fully invested while maintaining liquidity), for managing certain risks (such as yield curve exposure, interest rate risk or credit risk), to generate income, to gain exposure to an investment in a manner other than investing in the asset directly or for any other permissible purpose. Hedging may relate to a specific investment, a group of investments, or an Underlying Fund's portfolio as a whole. Currently, some swaps may be negotiated bilaterally and others may be subject to mandatory clearing and exchange trading requirements. These requirements may decrease counterparty exposure and increase liquidity, but will not make swap transactions risk free.

1  Obligations of entities such as the GNMA are backed by the full faith and credit of the U.S. Treasury. Others, such as the FNMA, SLMA, FHLB, FHLMC, FMAC and TVA are supported by the right of the issuer to borrow from the U.S. Treasury. FFCB is supported only by the credit of the federal instrumentality. See the SAI for more information about investments in obligations of U.S. government instrumentalities and wholly-owned government corporations.

The Fund, or an Underlying Fund in which the Funds invests, may use other types of investment strategies in furtherance of its investment objectives. The following describes the types of securities that may be purchased or the investment that may be employed that are not considered to be a part of the Fund's principal investment strategy. Additional types of securities and strategies that the Fund or Underlying Funds may utilize are included in the Fund's SAI.

Asset Backed Securities

Debt securities backed by loans or accounts receivable originated by banks, credit card companies, student loan issuers, or other providers of credit. These securities may be enhanced by a bank letter of credit or by insurance coverage provided by a third party.

Below Investment-Grade Securities

Debt securities that are rated below investment grade or in comparable unrated securities. Lower quality or below-investment-grade debt securities are sometimes referred to as "junk bonds."

Mortgage-Backed Securities

Instruments secured by a mortgage or pools of mortgages.

When-Issued, To-Be-Announced ("TBA") and Delayed-Delivery Securities

A security that is purchased for delivery at a later time. In a TBA transaction, a seller generally agrees to deliver a mortgage-backed security meeting certain criteria at a future date.

Securities Lending

To enhance the return on its portfolio, the Fund may lend portfolio securities to brokers, dealers and financial institutions to realize additional income under guidelines adopted by its board of directors. Each loan will be secured continuously by collateral in the form of cash, high quality money market instruments or securities issued by the U.S. government or its agencies or instrumentalities.

Risk Factors

By matching your investment objective with an acceptable level of risk, you can create your own customized investment plan.

The following describes the principal risks that you may assume as an investor in the Fund.

General Risks
  Market Risk is the risk that the market value of a security may decline in response to developments affecting individual companies and/or general economic conditions. Market risk may affect a single issuer, an industry, a sector of the economy, or the entire market. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.
  Manager Risk is the risk that the Fund's portfolio manager may implement its investment strategy in a way that does not produce the intended result.
  Investment Risk is the risk that the value of the Fund's investments may decline if the particular securities in which the Fund invests do not perform well in the market.

Investment Company Risk
  Investment Company Risk. The Fund's ability to achieve its investment objective may be directly related to the ability of the Underlying Funds (including ETFs) held by the Fund to meet their investment objectives. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying investment companies. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.
  Conflict of Interest Risk. The Fund may invest in both Victory Funds and unaffiliated Underlying Funds. The Adviser, therefore, is subject to conflicts of interest in allocating the Fund's assets among the Underlying Funds. The Adviser will receive more revenue to the extent it selects a Victory Fund rather than an unaffiliated Underlying Fund for inclusion in the Fund's portfolio. In addition, the Adviser may have an incentive to allocate the Fund's assets to those Victory Funds for which the net advisory fees payable to the Adviser are higher than the fees payable by other Victory Funds. The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.

Equity Risk
  The value of an equity security will fluctuate in response to changes in earnings or other conditions affecting the issuer's profitability or in general market conditions. Unlike debt securities, which have preference to a company's assets in case of liquidation, equity securities are entitled to the residual value after the company meets its other obligations.

Debt Security Risks
  Interest Rate Risk. The value of a fixed income security will decline if interest rates rise. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the market values of securities with longer maturities are more sensitive to changes in interest rates. An Underlying Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In addition, during periods of increased market volatility, the market values of fixed income securities may be more sensitive to changes in interest rates. Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. In a rising interest rate environment or when investor redemptions from fixed income funds are higher than normal, liquidity risk may be magnified due to the increased supply in the market that would result from selling activity.
  Inflation Risk. Inflation will erode the purchasing power of the cash flows generated by debt securities held by an Underlying Fund. Fixed-rate debt securities are more susceptible to this risk than floating-rate debt securities or equity securities that have a record of dividend growth.
  Reinvestment Risk. When interest rates are declining, the interest income and prepayments on a security an Underlying Fund receives will have to be reinvested at lower interest rates. Generally, interest rate risk and reinvestment risk tend to have offsetting effects, though not necessarily of the same magnitude.
  Credit (or Default) Risk is the risk that the issuer of a debt security will be unable to make timely payments of interest or principal. Credit risk is measured by nationally recognized statistical rating organizations ("NRSROs") such as Standard & Poor's ("S&P"), Fitch, Inc., and Moody's Investor Service ("Moody's").

ETF Structure Risks
  The Fund may invest in Underlying Funds that are organized as ETFs. As a result, the Fund is subject to special risks, including:
    Trading Issues. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the exchange. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the market for and ETF's shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings, which may lead to differences between the market price of its shares and the underlying value of those shares.
    Market Price Variance Risk. The market prices of ETF shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that shares may trade at a discount or premium to NAV.
    Authorized Participants Concentration Risk. A limited number of financial institutions ("authorized participants") may be responsible for all or a significant portion of the creation and redemption activity for an ETF. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV.
  In addition, lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

Foreign Risk
  Investing in foreign companies, including through ADRs and GDRs, involves certain special risks. For example, compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. These factors can make foreign investments, especially those in developing countries, more volatile than U.S. investments.
  Certain of these risks may also apply to some extent to U.S. investments that are denominated in foreign currencies and to investments in U.S. companies that have significant foreign operations.

Emerging Market Risk
  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

Large-Capitalization Stock Risk
  Large capitalization companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Large capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial, or other market conditions. For these and other reasons, a Fund that invests in large capitalization companies may underperform other stock funds (such as funds that focus on the stocks of small and medium capitalization companies) when stocks of large capitalization companies are out of favor.

Sector/Industry Concentration Risk
  An Underlying Fund may focus its investments in a particular sector or industry. When it does, the Underlying Fund is particularly susceptible to the impact of market, economic, political, regulatory and other factors affecting that sector or industry. Additionally, the Underlying Fund's performance may be more volatile.

Smaller-Cap Stock Risk
  Small- or mid-sized companies often have more limited managerial and financial resources than larger, more established companies and, therefore, may be more susceptible to market downturns or changing economic conditions. In addition, such companies may have been recently organized and have little or no track record of success. Also, the Adviser may not have had an opportunity to evaluate such newer companies’ performance in adverse or fluctuating market conditions. The securities of smaller-sized companies may trade less frequently and in smaller volume than more widely held securities. Prices of small- or mid-sized companies tend to be more volatile than those of larger companies and small- or mid-sized issuers may be subject to greater degrees of changes in their earnings and prospects. Since smaller company stocks typically have narrower markets and are traded in lower volumes than larger company stocks, they may be often more difficult to purchase and sell.

Derivatives Risks
  The use of derivative instruments, such as futures contracts and credit default swaps, exposes an Underlying Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices, asset values, and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, assets, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Underlying Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

Commodities and Commodity-Related Futures Contracts Risks
  Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geologic and environmental factors. Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions. An Underlying Fund may, but is not required to, use derivatives, such as futures contracts, to gain exposure to a commodity investment manner other than investing in the asset directly.

Passive Investment/Index Risk
  A Victory Fund designed to track an index is not actively managed and does not, therefore, seek returns in excess of the index. The Adviser will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from its index. A Victory Fund may not be able to effectively track the performance of its index.

The Fund or an Underlying Fund in which the Fund invests may use several types of investments or investment techniques in pursuing its overall investment objective. The following risks are those that the Adviser does not consider to be principal risks of the Fund. Additional risks are included in the Fund's SAI.

Asset-Backed Securities Risk
  Similar to mortgage-backed securities, asset-backed securities generally may be prepaid at any time, making them subject to prepayment risk and extension risk, either of which could adversely impact the value of such securities.

Below Investment-Grade Securities Risk
  Below-investment-grade securities ("junk bonds") are subject to certain risks in addition to those risks associated with higher-rated securities. Below-investment-grade securities may be more susceptible to real or perceived adverse economic conditions, which may cause them to be downgraded or default, less liquid, and more difficult to evaluate than investment-grade securities.

Mortgage-Related Securities Risks
  Prepayment Risk. Because prepayments generally occur when interest rates are falling, an Underlying Fund may have to reinvest the proceeds from prepayments at lower interest rates. Interest rate levels and other factors may affect the frequency of mortgage prepayments, which in turn can affect the average life of a pool of mortgage-related securities. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool of mortgage-related securities.
  Extension Risk. The rate of anticipated prepayments of principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the effective average maturity of a security may be extended past what the Fund's portfolio manager anticipated that it would be. The market value of securities with longer maturities tends to be more volatile.

When-Issued, TBA and Delayed-Delivery Securities Risk
  The market value of the security issued on a when-issued, to-be-announced or delayed-delivery basis may change before the delivery date, which may adversely impact the Underlying Fund's NAV. There is also the risk that a party fails to deliver the security on time or at all.

Securities Lending Risk
  The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (1) the inability of the borrower to return the securities, (2) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (3) a delay in recovery of the securities, or (4) the loss of rights in the collateral should the borrower fail financially. In addition, the Fund is responsible for any loss that might result from its investment of the borrower’s collateral. In determining whether to lend securities, the Adviser or the Fund's securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.

An investment in the Fund is not a complete investment program.

Organization and Management of the Fund

The Fund's Board of Trustees has the overall responsibility for overseeing the management of the Fund.

The Investment Adviser

The Victory Funds are series of Victory Portfolios (the "Trust"). The Trust has an Advisory Agreement with the Adviser, which is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Board of Trustees. As of December 31, 2017, the Adviser and its affiliates managed or advised assets totaling in excess of $61.7 billion for individual and institutional clients. The Adviser's principal address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

For the fiscal year ended October 31, 2017, the Adviser was paid advisory fees, before waivers, at an annual rate equal to 0.10% of the average daily net assets of the Fund.

See "Fund Fees and Expenses" for information about any contractual agreement agreed to by the Adviser to waive fees and/or reimburse expenses with respect to the Fund. From time to time, the Adviser also may voluntarily waive fees and/or reimburse expenses in amounts exceeding those required to be waived or reimbursed under any contractual agreement that may be in place with respect to the Fund.

A discussion of the Board's most recent considerations in approving the Advisory Agreement will be available in the Fund's semi-annual report for the period ended April 30, 2018.

Portfolio Management

Kelly S. Cliff is the Portfolio Manager of the Fund. Mr. Cliff has been the President, Investment Franchises of the Adviser since 2014. Prior to joining the Adviser, Mr. Cliff spent 22 years with Callan Associates, most recently serving as the chief investment officer of public markets and co-lead of the Global Manager Research Group. Mr. Cliff is a CFA and CAIA charterholder.

The Fund's SAI provides additional information about the portfolio manager's method of compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund.

Investing with the Victory Funds

All you need to do to get started is to fill out an application.

An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information. Your Investment Professional also can help you decide which share class is best for you. Investment Professionals and other intermediaries may charge fees for their services.

If you are looking for a convenient way to open an account or to add money to an existing account, we can help. The sections that follow will serve as a guide to your investments with the Victory Funds. Choosing a Share Class will help you decide whether it would be more to your advantage to buy Class A, Class C, Class I, Class R, Class R6 or Class Y shares. Class I, Class R, Class R6 and Class Y shares are available for purchase only by eligible shareholders.

This section of the Prospectus describes each share class currently offered by the Victory Funds. Keep in mind that not all Victory Funds offer each class of shares. Therefore, certain classes may be discussed below that are not necessarily offered in this Prospectus. See the cover of the Prospectus for a list of share classes that are offered by the Fund.

This section of the Prospectus also describes how to open an account, how to access information about your account, and how to buy, exchange, and sell shares of a Victory Fund. Note, this information will vary if you invest through a third party such as a brokerage firm and will be dependent on that firm's policies and practices. Consult your Investment Professional for specific details.

We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-FUND. They will be happy to assist you.

Share Price

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.

The Fund calculates its share price, called its net asset value ("NAV"), each business day as of the close of regular trading on the New York Stock Exchange, Inc. ("NYSE"), which is normally 4:00 p.m. Eastern Time. In the event of an emergency or other disruption in trading on the NYSE, the Fund's share price will be determined based upon the close of the NYSE. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is next calculated after you place your order. A business day is a day on which the NYSE is open.

To the extent the Fund’s investments include securities that are primarily traded in foreign markets, the value of those securities may change on days when shareholders are unable to purchase and redeem the Fund’s shares, such as on weekends or other days when the Fund does not price its shares.

The Fund prices its investments based on market value when market quotations are readily available. When these quotations are not readily available, the Fund will price its investments at fair value according to procedures approved by the Board of Trustees. The Fund will fair value a security when:

  Trading in the security has been halted;
  The market quotation for the security is clearly erroneous due to a clerical error;
  The security's liquidity decreases such that, in the Adviser's opinion, the market quotation has become stale; or
  An event occurs after the close of the trading market (but before the Fund's NAV is calculated) that, in the Adviser's opinion, materially affects the value of the security.

The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security's market quotation and its fair value. The use of fair value pricing may not, however, always reflect a security's actual market value in light of subsequent relevant information, and the security's opening price on the next trading day may be different from the fair value price assigned to the security.

Each class of shares of the Fund calculates its NAV by adding up the total value of the investments and other assets of that class, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the class.

You may be able to find the Fund's NAV each day in The Wall Street Journal and other newspapers. Newspapers do not normally publish fund information until a fund reaches a specific number of shareholders or level of assets. You may also find the Fund's NAV by calling 800-539-3863 or by visiting the Fund's website at VictoryFunds.com.

Choosing a Share Class

CLASS A

  Front-end sales charge, as described in this section. There are several ways to reduce or eliminate this charge as discussed under Sales Charge Reductions and Waivers for Class A Shares.
  A contingent deferred sales charge (CDSC) may be imposed if you sell your shares within twelve months of their purchase. The CDSC may be waived or reduced in certain circumstances as discussed under CDSC Reductions for Class A and Class C Shares.
  Class A shares also pay ongoing distribution and/or service (12b-1) fees.
  Lower annual expenses than Class C or Class R shares.

CLASS C

  No front-end sales charge. All your money goes to work for you right away.
  A CDSC may be imposed if you sell your shares within twelve months of their purchase. The CDSC may be waived or reduced in certain circumstances as discussed under CDSC Reductions for Class A and Class C Shares.
  Class C shares also pay ongoing distribution and/or service (12b-1) fees.
  Higher annual expenses than all other classes of shares.

CLASS I

  No front-end sales charge or CDSC. All your money goes to work for you right away.
  Class I shares do not pay any ongoing distribution and/or service (12b-1) fees.
  Class I shares are only available to certain investors.
  Typically lower annual expenses than all other classes of shares except Class R6 shares.

CLASS R

  No front-end sales charge or CDSC. All your money goes to work for you right away.
  Class R shares pay ongoing distribution and/or service (12b-1) fees.
  Class R shares are only available to certain investors.
  Higher annual expenses than all classes except Class C shares.

CLASS R6

  No front-end sales charge or CDSC. All your money goes to work for you right away.
  Class R6 shares do not pay any ongoing distribution and/or service (12b-1) fees.
  Class R6 shares are only available to certain investors.
  Typically lower annual expenses than all other classes of shares.

CLASS Y

  No front-end sales charge or CDSC. All your money goes to work for you right away.
  Class Y shares do not pay any ongoing distribution and/or service (12b-1) fees.
  Class Y shares are only available to certain investors.
  Lower annual expenses than all other classes of shares except Class I and Class R6 shares.

Share Classes

When you purchase shares of the Fund, you must choose a share class. The Fund offers the share classes listed on the Prospectus cover. Each share class represents an interest in the same portfolio of securities, but the classes differ in the sales charges, if any, and expenses that apply to your investment, allowing you and your Investment Professional to choose the class that best suits your investment needs.

Deciding which share class best suits your investment needs depends on a number of factors that you should discuss with your Investment Professional, including: how long you expect to hold your investment, how much you intend to invest, and the total expenses associated with each share class.

The Fund reserves the right, without notice, to change the eligibility criteria for purchasing a particular share class. For example, a class of shares may be available to purchase only by retirement plans or by institutional investors. The Fund may also waive any applicable eligibility criteria or investment minimums at its discretion.

The Fund or any class may be closed at any time for failure to achieve an economical level of assets or for other reasons. Certain financial intermediaries who hold shares on behalf of their customers impose fees when the amount of shares of a particular class falls below a minimum threshold. To the extent that the amount of shares falls below that threshold, the Fund reserves the right to liquidate the shares held in accounts maintained by the financial intermediary.

Calculation of Sales Charges for Class A Shares

For historical expense information, see the "Financial Highlights" at the end of this Prospectus.

Class A shares are sold at their public offering price, which is the NAV plus any applicable initial sales charge, also referred to as the "front-end sales load." The sales charge may be reduced or eliminated for larger purchases, as detailed below or as described under Sales Charge Reductions and Waivers for Class A Shares. The investment levels required to obtain a reduced sales charge are commonly referred to as "breakpoints."

All Class A purchases are subject to the terms described herein except for those purchases made through an intermediary specified in Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.

In order to obtain a breakpoint discount, you must inform your Investment Professional at the time you purchase shares of the existence of the other Victory accounts or purchases of Victory Funds that are eligible to be linked for the purpose of calculating the initial sales charge. The Fund or your Investment Professional may ask you for records or other information about other Victory Funds held in your Victory accounts and any linked accounts, such as accounts opened with a different financial intermediary.

The current sales charge rates and breakpoint levels for Class A shares of the Fund are listed below:

Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
Up to $49,999	5.75%	6.10%
$50,000 up to $99,999	4.50%	4.71%
$100,000 up to $249,999	3.50%	3.63%
$250,000 up to $499,999	2.50%	2.56%
$500,000 up to $999,999	2.00%	2.04%
$1,000,000 and above[1]	0.00%	0.00%

1  A contingent deferred sales charge (CDSC) of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within twelve months of purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions. You may be eligible for a reduction or waiver of this CDSC under certain circumstances. See CDSC Reductions for Class A and Class C Shares and Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries for details.

Sales Charge Reductions and Waivers for Class A Shares

There are several ways you can combine multiple purchases of Class A shares of the Victory Funds to take advantage of reduced sales charges and, in some cases, eliminate sales charges.

In order to obtain a Class A sales charge reduction or waiver, you must provide your Investment Professional, financial intermediary or the Fund's transfer agent, at the time of purchase, with current information regarding shares of any Victory Funds held in other accounts. Such information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate that a sales charge was paid for shares of the Victory Funds held in: (i) all accounts (e.g., retirement accounts) with the Victory Funds and your Investment Professional; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse or domestic partner and children under 21).

The availability of a sales charge reduction or waiver discussed below will depend upon whether you purchase your shares directly from the Fund or through a financial intermediary. In all instances, it is your responsibility to notify the Fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge reductions or waivers. Different intermediaries may impose different sales charges. These variations are described in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. Except as described with respect to the intermediaries specified in Appendix A, all Class A shares are subject to the terms stated herein. In order to obtain waivers and discounts that are not available through your intermediary, you must purchase Fund shares directly from the Fund or through another intermediary.

You can find additional information regarding sales charges and their reductions, free of charge, at vcm.com/policies, by clicking on Victory Portfolios' Mutual Funds Pricing Policies.

You may reduce or eliminate the sales charge in a number of ways:

  Breakpoint - Purchase a sufficient amount to reach a breakpoint (see Calculation of Sales Charges for Class A Shares above);
  Letter of Intent - If you anticipate purchasing $50,000 or more of shares of the Fund, including any purchase of Class A shares of other Victory Funds (excluding those Funds that do not impose a sales charge), within a 13-month period, you may qualify for a sales charge breakpoint as though the total quantity were invested in one lump sum. In order to qualify for the reduced sales charge, you must submit a non-binding Letter of Intent (the "Letter") within 90 days of the start of the purchases. Each investment you make after signing the Letter will be entitled to the sales charge applicable to the total investment indicated in the Letter. You must start with a minimum initial investment of at least 5.00% of the total amount you intend to purchase. A portion of the shares purchased under the Letter will be held in escrow until the total investment has been completed. In the event you do not complete your commitment set forth in the Letter in the time period specified, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges;
  Right of Accumulation - You may add the value of any Class A shares of the Fund that you already own (excluding shares sold without a sales charge) to the amount of your next Class A investment to determine if your additional investment will qualify for a sales charge breakpoint. The value of the Class A shares you already own will be calculated by using the greater of the current value or the original investment amount. You may be eligible for reduced sales charges on future purchases of Class A shares of the Fund after you have reached a new breakpoint. To determine your reduced sales charge, you can add the value of your Class A shares (or those held by your spouse (including life partner) and your children under age 21), determined at the previous day’s NAV, to the amount of your new purchase, valued at the current offering price. To ensure that the reduced price will be received pursuant to the Fund’s Right of Accumulation, you or your Investment Professional must inform the Fund’s transfer agent that the Right applies each time shares are purchased and provide the transfer agent with sufficient information to permit confirmation of qualification;
  Combination Privilege - You may combine the value of Class A shares you own in accounts of multiple Victory Funds (excluding shares sold without a sales charge) and in accounts of household members of your immediate family (spouse or domestic partner and children under 21) to achieve a reduced sales charge on your added investment;
  Reinstatement Privilege - You may reinvest at NAV all or part of your redemption proceeds within 90 days of a redemption of Class A shares of the Fund.
  Waiver - The Victory Funds will completely waive the sales charge for Class A shares in the following cases:
    Purchases of $1,000,000 or more;
    Purchases by certain individuals associated with the Victory Funds or service providers (see "Eligibility of Individuals Associated with the Victory Funds and Fund Service Providers");
    Purchases by registered broker-dealers, financial intermediaries or their agents or affiliates who have agreements with Victory Capital Advisers, Inc., (the "Distributor"), if the shares are purchased for their own account, purchased for retirement plans of their employees or sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;
    Purchases for trust or other advisory accounts established with a financial institution and fee-based investment products or accounts;
    Reinvestment of proceeds from a liquidation distribution of Class A shares of a Victory Fund held in a deferred compensation plan, agency, trust, or custody account;
    Purchases by retirement plans, including Section 401 and 457 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans. Investors nonetheless may be charged a fee if they effect transactions in Class A shares through a broker or agent;
    Purchases by participants in no transaction fee programs offered by certain broker-dealers (sometimes referred to as "supermarkets");
    Purchases by financial intermediaries who have entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers;
    Investors that have an investment account with the Adviser;
    Purchases by CMS Energy employees participating in a Victory prototype Roth IRA plan by way of payroll deduction from CMS Energy; and
    Individuals who reinvest the proceeds of redemptions from Class I, Class R6 or Class Y shares of a Victory Fund within 60 days of redemption.

You should inform the Fund or your Investment Professional at the time of purchase of the sales charge waiver category which you believe applies.

CDSC for Class A Shares

A contingent deferred sales charge (CDSC) of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within twelve months of purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions.

More information is available in CDSC Reductions and Waivers for Class A and Class C Shares and Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. All Class A purchases are subject to the terms described herein except for those purchases made through the intermediaries specified in Appendix A.

CDSC for Class C Shares

You will pay a 1.00% CDSC on any Class C shares you sell within twelve months of purchase. The CDSC is based on the current value of the shares being sold or their NAV when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. There is no CDSC imposed when you exchange your shares for Class C shares of another Victory Fund; however, your exchange is subject to the same CDSC schedule that applied to your original purchase.

An investor may, within 90 days of a redemption of Class C shares, reinvest all or part of the redemption proceeds in the Class C shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. Class C share proceeds reinvested do not result in a refund of any CDSC paid by the shareholder, but the reinvested shares will be treated as CDSC exempt upon reinvestment. The shareholder must ask the Distributor for such privilege at the time of reinvestment.

To keep your CDSC as low as possible, each time you sell shares we will first sell shares in your account that are not subject to a CDSC. If there are not enough of these to meet your sale, we will sell the shares in the order they were purchased.

More information is available in CDSC Reductions and Waivers for Class A and Class C Shares and Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.

CDSC Reductions and Waivers for Class A and Class C Shares

No CDSC is imposed on redemptions of Class A and Class C shares in the following circumstances:

  To the extent that the shares redeemed:
    are no longer subject to the holding period for such shares;
    resulted from reinvestment of distributions; or
    were exchanged for shares of another Victory Fund as allowed by the Prospectus, provided that the shares acquired in such exchange or subsequent exchanges will continue to remain subject to the CDSC, if applicable, calculated from the original date of purchase until the applicable holding period expires. In determining whether the CDSC applies to each redemption, shares not subject to a CDSC are redeemed first;
  Following the death or post-purchase disability of:
    a registered shareholder on an account; or
    a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;
  Distributions from individual retirement accounts, Section 403(b), Section 457 and Section 401 qualified plans, where redemptions result from:
    required minimum distributions with respect to that portion of such contributions that does not exceed 12% annually;
    tax free returns of excess contributions or returns of excess deferral amounts;
    distributions on the death or disability of the account holder;
    distributions for the purpose of a loan or hardship withdrawal from a participant plan balance; or
    distributions as a result of separation of service;
  Distributions as a result of a Qualified Domestic Relations Order or Domestic Relations Order required by a court settlement;
  In instances where the investor’s dealer or institution waived its commission in connection with the purchase and notifies the Distributor prior to the time of investment;
  When the redemption is made as part of a Systematic Withdrawal Plan (including dividends), up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established; or
  Participant-initiated distributions from employee benefit plans or participant-initiated exchanges among investment choices in employee benefit plans.

Eligibility Requirements to Purchase Class I Shares

Class I shares may only be purchased by:

  Institutional and individual retail investors with a minimum investment in Class I shares of $2,000,000 who purchase through certain broker-dealers or directly from the transfer agent;
  Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;
  Investors who purchase through advisory programs with an approved financial intermediary in which the financial intermediary typically charges the investor a fee based upon the value of the account ("Advisory Programs"). Such transactions may be subject to additional rules or requirements of the applicable Advisory Program; and
  Brokers (and their sales representatives) where those brokers have agreements with the Distributor to sell shares of the Fund.

The Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $2,000,000.

Eligibility Requirements to Purchase Class R Shares

The Fund reserves the right to change the criteria for eligible investors and the investment minimums.

Class R shares may only be purchased by:

  Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;
  Investors who purchase through Advisory Programs with an approved financial intermediary.

Eligibility Requirements to Purchase Class R6 Shares

Class R6 shares may only be purchased by:

  Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;
  Investors who purchase through Advisory Programs with an approved financial intermediary; and
  Registered investment companies.

Eligibility Requirements to Purchase Class Y Shares

Class Y shares may only be purchased by:

  Institutional and individual retail investors with a minimum investment in Class Y shares of $1,000,000 who purchase through certain broker-dealers or directly from the transfer agent;
  Clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds, who invest at least $2,500;
  Pension, profit sharing, employee benefit and other similar plans and trusts that invest in the Fund;
  Investors who purchase through Advisory Programs with an approved financial intermediary; and
  Purchases by:
    investment advisory clients of the Adviser; or
    investment advisors, consultants, broker-dealers and other financial intermediaries investing for their own accounts or for the accounts of their immediate family members.

The Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $1,000,000.

Eligibility of Individuals Associated with the Victory Funds and Fund Service Providers

Current and retired Victory Fund trustees and the officers, directors, trustees, employees, and family members of employees of the Adviser or Affiliated Providers are eligible to purchase the lowest expense share class offered by the Fund. In the case of Class A shares, such purchases are not subject to a front-end sales charge. "Affiliated Providers" are affiliates of the Adviser and organizations that provide services to the Trust.

Information About Fees

Distribution and Service Plans

In accordance with Rule 12b-1 of the Investment Company Act of 1940, the Trust has adopted Distribution and Service Plans for Class A shares, Class C shares and Class R shares of the Fund.

Under the Class A Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of its average daily net assets of its Class A shares. Under the Class R Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.50% of its average daily net assets of its Class R shares. The fee is paid for general distribution services and for providing personal services to shareholders. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund's shares. Personal services to shareholders are generally provided by broker-dealers or other intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Under the Class C Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of 1.00% of the average daily net assets of its Class C shares. Of this amount, 0.75% of the Fund's Class C shares average daily net assets will be paid for general distribution services and for selling Class C shares. The Fund will pay 0.25% of its Class C shares average daily net assets to compensate financial institutions that provide personal services to Class C shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund's Class C shares. Personal services to shareholders are generally provided by broker-dealers or other financial intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Because Rule 12b-1 fees are paid out of the Fund's assets and on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Other Payments to Financial Intermediaries

Except with respect to Class R6 shares, if you purchase Fund shares through an Investment Professional, a broker dealer, or other financial intermediary, the Fund may pay for sub-transfer agent, recordkeeping and/or similar administrative services. In addition, the Adviser (and its affiliates) may make substantial payments out of its own resources, including the profits from the advisory fees the Adviser receives from the Funds, to affiliated and unaffiliated dealers or other Investment Professionals and service providers for distribution, administrative and/or shareholder servicing activities. The Adviser also may reimburse the Distributor (or the Distributor's affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or other Investment Professionals for marketing, promotional or related expenses; these payments are often referred to as "revenue sharing."

In some circumstances, these types of payments may create an incentive for a dealer or Investment Professional or its representatives to recommend or offer shares of the Victory Funds to its customers. You should ask your dealer or Investment Professional for more details about any such payments it receives.

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker-dealers or other financial intermediaries from Fund assets, or from the resources of the Adviser or its affiliates on sales of or investments in Class R6 shares.

How to Buy Shares

Opening an Account

If you would like to open an account, you will first need to complete an Account Application.

You can obtain an Account Application by calling Victory Funds Customer Service at 1-800-539-3863. You can also download an Account Application by visiting the Victory Funds' website, VictoryFunds.com, and clicking on the Victory Funds Account Application link. Send the completed Account Application, along with a check made payable to the Victory Funds, at the following address:

Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593

You can also obtain an Account Application by contacting your Investment Professional. When you invest through an Investment Professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ. In addition to any limitations described in this Prospectus, an Investment Professional or other intermediary may also place other limits on your ability to use the services of the Fund. Sometimes an Investment Professional will charge you for its services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Fund.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Fund is unable to collect the required information, you may not be able to open your account. Additional details about the Fund's Customer Identification Program are available in the section "Important Fund Policies."

If you participate in a retirement plan that offers one of the Victory Funds as an option, please consult your employer for information on how to purchase shares of the Victory Funds through the plan, including any restrictions or limitations that may apply.

Paying for Your Initial Purchase

If you wish to make a purchase directly from the Victory Funds, make your check payable to the "Victory Funds." All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Fund does not accept cash, money orders, traveler's checks, credit card convenience checks, or third party checks. Additionally, bank starter checks are not accepted for the shareholder's initial investment into the Fund. All payments must be denominated in U.S. dollars.

Minimum Investments

If you would like to buy Class A or Class C shares, the minimum investment required to open an account is $2,500 ($1,000 for IRA accounts), with additional investments of at least $50. If you would like to buy Class I, Class R, Class R6 or Class Y shares, you must first be an Eligible Investor, as discussed in the section Choosing a Share Class — Eligibility Requirements to Purchase. There are no minimum investment amounts required for Class I, Class R, Class R6 or Class Y shares except as set forth in the Eligibility Requirements to Purchase with respect to some types of accounts.

For Class C shares, individual purchases of $1,000,000 and above will automatically be made in Class A shares.

If your account falls below the minimum investment amount, we may ask you to reestablish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

The minimum investment required to open an account may be waived or lowered for employees, and immediate family members of the employee, of the Adviser, the Administrator, and their affiliates. In addition, the minimum investment required may be waived when the Fund is purchased through an Advisory Program or within qualified retirement plans or in other similar circumstances. Although the Fund may sometimes waive the minimum investment, when it does so, it always reserves the right to reject initial investments under the minimum at its discretion.

There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs.

The Fund reserves the right to change the criteria for eligible investors and the investment minimums.

Purchasing Additional Shares

Once you have an existing account, you can make additional investments at any time in any amount (subject to any minimums) in the following ways:

  By Mail

  To ensure that your additional investment is properly credited to your account, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

  By Telephone

  If you have an existing account that has been set up to receive electronic transfers, you can buy additional shares by calling Victory Funds Customer Service at 800-539-3863 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.

  By Exchange

  You may purchase shares of the Fund using the proceeds from the simultaneous redemption of shares of another Victory Fund if it is eligible for an exchange with your Fund. You may initiate an exchange online (if you are a registered user of VictoryFunds.com), by telephone, or by mail. See the section "Exchanging Shares."

  Via the Internet

  If you are a registered user, you may request a purchase of shares through our website at VictoryFunds.com. Your account must be set up for Automated Clearing House ("ACH") payment in order to execute online purchases.

  By ACH

  Your account must be set up for ACH payment in order to execute purchases online or by telephone. It takes about 15 days to set up an ACH account and only domestic member banks may be used. After your account is set up, your purchase amount can be transferred by ACH. Currently, the Fund does not charge a fee for ACH transfers but it reserves the right to charge for this service in the future. Your originating bank may charge a fee for ACH transfers.

  By Wire

  You may buy Fund shares by bank wire transfer of same day funds. Please call Victory Funds Customer Service at 800-539-3863 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday for wiring instructions. Any commercial bank can transfer same-day funds by wire.

  Although the transfer agent does not currently charge you for receiving same-day funds, it reserves the right to charge for this service in the future. Your bank may charge you for wiring same-day funds. You cannot buy shares for tax-qualified retirement plans by wire transfer.

  By Systematic Investment Plan

  To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount ($50 or more) and frequency of your investment. You can select monthly, quarterly, semi-annual or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement before we will make automatic withdrawals from your bank account and invest it in shares of the Fund.

Other Purchase Rules You Should Know

The Fund reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund or its shareholders. The Fund also reserves the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a Fund account, or to add to an existing Fund account.

Keep these addresses handy for purchases, exchanges, or redemptions.

BY REGULAR U.S. MAIL	Victory Funds P.O. Box 182593 Columbus, OH 43218-2593
BY OVERNIGHT MAIL	Use the following address ONLY for overnight packages: Victory Funds c/o FIS TA Operations 4249 Easton Way, Suite 400 Columbus, OH 43219 PHONE: 800-539-3863
BY WIRE	Call 800-539-3863 BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.
BY TELEPHONE	800-539-FUND (800-539-3863)
ON THE INTERNET	www.VictoryFunds.com

If you would like to make additional investments after your account is established, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

Statements and Reports

You will receive a periodic statement reflecting any transactions that affect the balance or registration of Fund shares in your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account's statements. Share certificates are not issued. Twice a year, you will receive a financial report of the Fund. By February 15th of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.

Retirement Plans

You can use the Fund as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation.

How to Exchange Shares

There may be limits on the ability to exchange between certain Victory Funds. You can obtain a list of Victory Funds available for exchange by calling 800-539-FUND or by visiting VictoryFunds.com

The shares of any class of the Fund may be exchanged for the shares of any other class offered by the Fund or the same class, or any other class, of any other Victory Fund, either through your Investment Professional or directly through the Fund, subject to the conditions described below:

  Exchanges are subject to any CDSC, minimum investment limitation or eligibility requirements described in the applicable Prospectus and SAI. You may be required to provide sufficient information to establish eligibility to exchange into a new share class.
  To exchange between Victory Funds, the other Victory Fund you wish to exchange into must be eligible for exchange with your Fund.
  Shares of the Victory Fund selected for exchange must be available for sale in your state of residence.

If you have questions about these, or any of the Fund's other exchange policies, please consult Victory Customer Service or your Investment Professional before requesting an exchange.

Before exchanging, you should read the Prospectus of the Fund you wish to exchange into, which may be subject to different risks, fees and expenses.

Class C Share Conversion

Effective May 1, 2018, Class C shares of the Fund will automatically convert to Class A shares in the month following the 10-year anniversary date of the purchase of the Class C Shares. The conversion will be effected at the relative NAV of each such class without the imposition of any sales charge, fee or other charge.

You may be able to voluntarily convert your Class C shares before the 10-year anniversary to a different share class of the same Fund that has a lower total annual operating expense ratio provided certain conditions are met. This voluntary conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Adviser or the Distributor specific for this purpose. Generally, Class C shares are not eligible for conversion until the applicable CDSC period has expired. Please contact your financial intermediary for additional information.

Processing Your Voluntary Exchange/Conversion

If your exchange or conversion request is received and accepted by the Fund, an Investment Professional or other intermediary by the close of trading as described in the section entitled, “Share Price,” then your request will be processed the same day. If received after the close of trading, your request will be processed on the next business day. Please contact your financial intermediary regarding the tax consequences of any exchange or conversion.

Exchanges will occur at the respective NAVs of the Fund's share classes next calculated after receipt and acceptance of your exchange request in good order, plus any applicable sales charge described in the Prospectus. Share class conversions will be based on the respective NAV of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day's NAVs.

Requesting an Exchange

You can exchange shares of the Fund by telephone, by mail or via the Internet. You cannot exchange into an account with a different registration or tax identification number.

By Telephone

Unless you indicate otherwise on the account application, Victory Customer Service will be authorized to accept exchange instructions received by telephone.

By Mail

Send a letter of instruction signed by all registered owners or their legal representatives to the Victory Funds.

Via the Internet

You may also exchange shares via the Internet at VictoryFunds.com if you are a registered user.

Other Exchange Rules You Should Know

The Fund may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Fund may terminate or modify the exchange privilege at any time on 60 days' notice to shareholders.

An exchange of Fund shares for shares of another Victory Fund constitutes a sale for tax purposes unless the exchange is made within an IRA or other tax-deferred account.

For information on how to exchange shares of the Fund that were purchased through your employer's retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.

How to Sell Shares

There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.

If your redemption request is received in good order by the close of trading on the NYSE, your redemption will be processed the same day. Your redemption will not be processed until the next business day if it is received after the close of trading on the NYSE. You cannot redeem your shares at www.VictoryFunds.com.

BY TELEPHONE

The easiest way to redeem shares is by calling 800-539-FUND. When you fill out your original application, be sure to check the box marked "Telephone Authorization." Then when you are ready to sell, call and tell us which one of the following options you would like to use:

  Mail a check to the address of record;
  Wire funds to a previously designated domestic financial institution;
  Mail a check to a previously designated alternate address; or
  Electronically transfer your redemption via ACH to a previously designated domestic financial institution.

The transfer agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the transfer agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, none of the Trust, its servicing agents, the Adviser, or the transfer agent will be responsible for any losses. If the transfer agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.

If there is an unusual amount of market activity and you cannot reach the transfer agent or your Investment Professional by telephone, consider placing your order by mail.

BY MAIL

Use the regular U.S. mail or overnight mail address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A Medallion signature guarantee is required for the following redemption requests:

  Your account registration has changed within the last 15 business days;
  The check is not being mailed to the address on your account;
  The check is not being made payable to the owner of the account;
  The redemption proceeds are being transferred to another Victory Fund account with a different registration; or
  The check or wire is being sent to a different bank account than was previously designated.

You can get a Medallion signature guarantee from a financial institution — such as a commercial bank, broker dealer, credit union, clearing agency, or savings bank — that is a member of a Medallion signature guarantee program.

BY WIRE

If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call before the close of trading on the NYSE, your funds will be wired on the next business day.

BY ACH

Normally, your redemption will be processed on the same day, but will be processed on the next day if received after the close of trading on the NYSE. It will be transferred by ACH as long as the transfer is to a domestic bank.

Systematic Withdrawal Plan

If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more at the time you establish the Systematic Withdrawal Plan. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a Medallion signature guaranteed letter of instruction. You should be aware that each withdrawal may be a taxable transaction. Also, each withdrawal reduces your account balance, and eventually your account balance may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below the initial purchase minimum, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.

Additional Information About Redemptions
  Redemption proceeds from the sale of Fund shares purchased by a check or through ACH will be held until the purchase check or ACH has cleared, which will take up to 10 business days.
  We typically expect to send the proceeds from your share redemption within one business day after we execute your order, but we may take up to seven business days to send redemption proceeds, regardless of payment type. When you sell shares through your financial intermediary, you can ask the intermediary to tell you when you can expect to receive the proceeds of your redemption.
  The Fund may suspend your right to redeem your shares in the following circumstances:
    During non-routine closings of the NYSE;
    When the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund's securities; or
    When the SEC orders a suspension to protect the Fund's shareholders.
  The Fund typically uses cash and cash equivalents held in its portfolio or sells portfolio assets to meet redemption requests. In unusual circumstances or under stressed market conditions, the Fund may use other methods to raise cash to meet redemption requests. For example, the Fund may draw funds from a line of credit or borrow available cash held by other Victory Funds under an "interfund lending program" in reliance on an exemptive order from the SEC.
  The Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1.00% of the Fund's net assets. The Fund reserves the right to pay the remaining portion "in kind," that is, in portfolio securities rather than cash. Securities received pursuant to an in-kind redemption are subject to market risk until sold and may be subject to brokerage and other fees.
  If you choose to have your redemption proceeds mailed to you and either the U.S. Postal Service is unable to deliver the redemption check to you or the check remains outstanding for more than six months, the Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed redemption checks.

Distributions and Taxes

Buying a dividend. You should check the Fund's distribution schedule before you invest. If you buy shares of the Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

As a shareholder, you are entitled to your share of net income and capital gains on the Fund's investments. The Fund passes its earnings along to investors in the form of dividends. Dividends paid by the Fund represent the net income from dividends and interest earned on investments after expenses. The Fund will distribute short-term gains, as necessary, and if the Fund makes a long-term capital gain distribution, it is normally paid once a year.

Ordinarily, the Fund declares and pays dividends monthly. However, the Fund may not always pay a dividend or distribution for a given period. Each class of shares declares and pays dividends separately.

Distributions can be received in one of the following ways. Please check with your Investment Professional if you are unsure of which option is right for you.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-FUND.

Reinvestment Option

You can have distributions automatically reinvested in additional shares of your Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.

Cash Option

A check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the U.S. Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the reinvestment option as described above. The Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks.

Income Earned Option

You can automatically reinvest your dividends in additional Fund shares and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.

Directed Distributions Option

In most cases, you can automatically reinvest distributions in shares of another Victory Fund. If you reinvest your distributions in a different Victory Fund, you will pay a sales charge on the amount of reinvested distributions.

Directed Bank Account Option

In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the transfer agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.

Important Information About Taxes

The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in the Fund.

The Fund expects to pay no federal income tax on the earnings and capital gains it distributes to shareholders.

  Qualified dividends received from the Fund by noncorporate shareholders will be taxed at long-term capital gain rates to the extent attributable to qualified dividends received by the Fund. Nonqualified dividends, dividends received by corporate shareholders and dividends from the Fund's short-term capital gains are taxable as ordinary income. Dividends from the Fund's long-term capital gains are taxable as long-term capital gains.
  Dividends are treated in the same manner for U.S. federal income tax purposes whether you receive them in cash, additional shares of the Fund, or you reinvest them in shares of another Victory Fund.
  Dividends from the Fund that are attributable to interest on certain U.S. government obligations may be exempt from certain state and local income taxes. The extent to which ordinary dividends are attributable to these U.S. government obligations will be provided on the tax statements you receive from the Fund.
  An exchange of the Fund's shares for shares of another Victory Fund will be treated as a sale. When you sell or exchange shares of the Fund, you must recognize any gain or loss.
  An exchange of one class of the Fund's shares for shares of another class of the same Fund generally constitutes a nontaxable exchange.
  Distributions from the Fund and gains from the disposition of your shares may also be subject to state and local income tax.
  An additional 3.8% Medicare tax will be imposed on certain net investment income (which includes ordinary dividends, capital gain distributions from the Fund, and gain recognized on a disposition of shares) of certain U.S. individuals, estates, and trusts.
  Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.
  Tax statements will be mailed from the Fund by mid-February showing the amounts and tax status of distributions made to you.
  Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.
  The Fund is generally required by law to provide you and the Internal Revenue Service with certain cost basis information related to the sale or redemption of any of your shares in the Fund acquired on or after January 1, 2012 (including distributions that are reinvested in additional shares of the Fund).
  The Fund may be required to withhold tax from taxable distributions if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or the Fund is notified by the Internal Revenue Service that backup withholding is required.
  You should review the more detailed discussion of federal income tax considerations in the SAI and consult your tax adviser regarding the federal, state, local, or foreign tax consequences resulting from your investment in the Fund.
  The Fund may provide estimated capital gain distribution information through its website at VictoryFunds.com.

Important Fund Policies

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Victory Funds must obtain the following information for each person who opens a new account:

  Name;
  Date of birth (for individuals);
  Residential or business street address (although post office boxes are still permitted for mailing); and
  Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Victory Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Victory Funds may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Account Maintenance Information

For the following non-financial transactions, the Victory Funds require proof that your signature authorizing a transaction is authentic. This verification can be provided in all cases by either a Signature Validation Program (SVP) stamp or a Medallion signature guarantee (MSG). In some instances a Notary Public stamp is an acceptable alternative. As with the Medallion signature guarantee, a SVP stamp can also be obtained from a financial institution that is a member of the SVP program.

  Change of name (Notary Public, SVP or MSG);
  Add/change banking instructions (SVP or MSG);
  Add/change beneficiaries (Notary Public, SVP or MSG);
  Add/change authorized account traders (SVP or MSG);
  Adding a Power of Attorney (Notary Public, SVP or MSG);
  Add/change Trustee (Notary Public, SVP or MSG); and
  Uniform Transfers to Minors Act/Uniform Gifts to Minors Act custodian change (Notary Public, SVP or MSG).

Market Timing

The Victory Funds discourage frequent purchases and redemptions of Fund shares (market timing). Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders by increasing portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.

The Fund's Board of Trustees has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Fund will:

  Employ "fair value" pricing, as described in this Prospectus under Share Price, to minimize the discrepancies between a security's market quotation and its perceived market value, which often gives rise to market timing activity; and
  Monitor for suspected market timing based on "short-term transaction" activity, that is, a purchase or redemption of a Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.

In monitoring for market timing activity, we consider, among other things, the frequency of your trades and whether you acquired your Fund shares directly through the transfer agent or whether you combined your trades with a group of shareholders in an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary.

Frequent trading by a shareholder is generally a characteristic of market timing. Therefore, any account in which Fund shares are acquired directly through the transfer agent, or where the Fund can adequately identify the shareholder, with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder's trading privileges (other than redemption of Fund shares) will be suspended.

We may make exceptions to the "short-term transaction" policy for certain types of transactions if, in the opinion of the Adviser, under the oversight of the Board, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the Fund, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the Fund or administrator and transactions by certain qualified funds-of-funds.

If you acquired shares through an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary (such as investment advisers, broker-dealers, third-party administrators or insurance companies), and market timing is suspected, different purchase and exchange limitations may apply. We may rely upon a financial intermediary's policy to deter short-term or excessive trading (i) if we believe that the financial intermediary's policy is reasonably designed to detect and deter transactions that are not in the best interests of the Fund, or (ii) if we receive an undertaking from the financial intermediary to enforce short-term or excessive trading policies on behalf of the Fund that provide a substantially similar level of protection for the Fund against such transactions. If you hold your Fund shares through a financial intermediary, you are advised to consult the intermediary to determine what purchase and exchange limitations apply to your account.

We reserve the right to reject or cancel a purchase or exchange order for any reason without prior notice. We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy.

The Fund's market timing policies and procedures may be modified or terminated at any time under the oversight of the Board.

Portfolio Holdings Disclosure

The Fund discloses its complete portfolio holdings as of the end of its second fiscal quarter and its fiscal year in its reports to shareholders. The Fund sends reports to its existing shareholders no later than 60 days after the relevant fiscal period, and files these reports with the SEC by the 70th day after the end of the relevant fiscal period. You can find these reports on the Fund's website, VictoryFunds.com, and on the SEC's website, www.sec.gov.

The Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find these filings on the SEC’s website, www.sec.gov.

The Fund also discloses its complete portfolio holdings each calendar quarter on the Fund's website, VictoryFunds.com, no earlier than the 15th day after the quarter end.

You can find a complete description of the Fund's policies and procedures with respect to disclosure of its portfolio securities in the Fund's SAI or on the Fund's website, VictoryFunds.com.

Performance

The Victory Funds may advertise the performance of the Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations.

Advertising information may include the average annual total return of the Fund calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications.

Shareholder Communications

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling the Victory Funds at 800-539-FUND (800-539-3863), and they will be delivered promptly.

While this Prospectus and the SAI of the Trust describe pertinent information about the Trust and the Fund, neither this Prospectus nor the SAI represents a contract between the Trust or the Fund and any shareholder.

Financial Highlights

The following financial highlights tables reflect historical information about shares of the Fund and are intended to help you understand the Fund's financial performance for the past five years.

Certain information shows the results of an investment in one share of the Fund. To the extent the Fund invests in other funds, the Total Annual Operating Expenses included in the Fund's Fees and Expenses table may not correlate to the ratio of expenses to average net assets in the financial highlights below. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The information for each period has been audited by Ernst & Young LLP, the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The Fund's annual and semi-annual reports are available by calling the Fund at 800-539-FUND and at VictoryFunds.com.

Strategic Allocation Fund

	Class A Shares
	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
Net Asset Value, Beginning of Period	$14.80	$15.10	$15.69	$14.92	$12.65
Investment Activities:
Net investment income (loss)	0.50(a)	0.15(a)	0.14	0.13	0.12
Net realized and unrealized gains (losses) on investments	1.51	(0.28)	0.57	1.18	2.36
Total from Investment Activities	2.01	(0.13)	0.71	1.31	2.48
Distributions to Shareholders:
Net investment income	(0.40)	(0.17)	(0.30)	(0.32)	(0.21)
Net realized gains from investments	—	—	(1.00)	(0.22)	—
Total Distributions to Shareholders	(0.40)	(0.17)	(1.30)	(0.54)	(0.21)
Net Asset Value, End of Period	$16.41	$14.80	$15.10	$15.69	$14.92
Total Return (excludes sales charge)	13.72%	(0.87)%	4.66%	8.97%	19.77%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$14,820	$16,587	$10,560	$10,293	$12,296
Ratio of net expenses to average net assets (b),(c)	0.30%	0.31%	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets	3.19%	0.99%	0.82%	0.92%	0.86%
Ratio of gross expenses to average net assets (c),(d)	0.79%	1.69%	1.40%	1.34%	1.44%
Portfolio turnover (e)	51%	192%(f)	72%	66%	142%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Effective with the December 30, 2015 strategy change, the Adviser began reimbursing expenses inclusive of acquired fund fees and expenses.

(c)  The expense ratios exclude the impact of expenses paid by each underlying fund.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Portfolio turnover increase due to a change in investment strategy.

	Class C Shares
	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
Net Asset Value, Beginning of Period	$14.65	$14.97	$15.57	$14.82	$12.57
Investment Activities:
Net investment income (loss)	0.43(a)	0.06(a)	0.01	0.02	0.04
Net realized and unrealized gains (losses) on investments	1.44	(0.29)	0.59	1.17	2.33
Total from Investment Activities	1.87	(0.23)	0.60	1.19	2.37
Distributions to Shareholders:
Net investment income	(0.33)	(0.09)	(0.20)	(0.22)	(0.12)
Net realized gains from investments	—	—	(1.00)	(0.22)	—
Total Distributions to Shareholders	(0.33)	(0.09)	(1.20)	(0.44)	(0.12)
Net Asset Value, End of Period	$16.19	$14.65	$14.97	$15.57	$14.82
Total Return (excludes contingent deferred sales charge)	12.88%	(1.56)%	3.92%	8.16%	18.95%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$8,814	$9,724	$2,725	$2,778	$2,780
Ratio of net expenses to average net assets (b),(c)	1.03%	0.95%	1.85%	1.85%	1.85%
Ratio of net investment income to average net assets	2.78%	0.44%	0.12%	0.23%	0.05%
Ratio of gross expenses to average net assets (c),(d)	1.58%	2.65%	2.36%	2.14%	2.66%
Portfolio turnover (e)	51%	192%(f)	72%	66%	142%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Effective with the December 30, 2015 strategy change, the Adviser began reimbursing expenses inclusive of acquired fund fees and expenses.

(c)  The expense ratios exclude the impact of expenses paid by each underlying fund.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Portfolio turnover increase due to a change in investment strategy.

	Class I Shares
	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
Net Asset Value, Beginning of Period	$14.86	$15.16	$15.74	$14.97	$12.69
Investment Activities:
Net investment income (loss)	0.55(a)	0.15(a)	0.29	0.19	0.14
Net realized and unrealized gains (losses) on investments	1.50	(0.24)	0.47	1.16	2.38
Total from Investment Activities	2.05	(0.09)	0.76	1.35	2.52
Distributions to Shareholders:
Net investment income	(0.43)	(0.21)	(0.34)	(0.36)	(0.24)
Net realized gains from investments	—	—	(1.00)	(0.22)	—
Total Distributions to Shareholders	(0.43)	(0.21)	(1.34)	(0.58)	(0.24)
Net Asset Value, End of Period	$16.48	$14.86	$15.16	$15.74	$14.97
Total Return	13.95%	(0.61)%	4.96%	9.20%	20.06%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$9,153	$1,099	$1,474	$318	$278
Ratio of net expenses to average net assets (b),(c)	0.10%	0.24%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets	3.48%	1.04%	0.93%	1.16%	1.12%
Ratio of gross expenses to average net assets (c),(d)	0.61%	2.64%	4.15%	4.80%	4.46%
Portfolio turnover (e)	51%	192%(f)	72%	66%	142%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Effective with the December 30, 2015 strategy change, the Adviser began reimbursing expenses inclusive of acquired fund fees and expenses.

(c)  The expense ratios exclude the impact of expenses paid by each underlying fund.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Portfolio turnover increased due to a change in investment strategy.

	Class R Shares
	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
Net Asset Value, Beginning of Period	$14.79	$15.09	$15.68	$14.90	$12.64
Investment Activities:
Net investment income (loss)	0.46(a)	0.09(a)	0.08	(0.21)	0.08
Net realized and unrealized gains (losses) on investments	1.49	(0.26)	0.59	1.48	2.35
Total from Investment Activities	1.95	(0.17)	0.67	1.27	2.43
Distributions to Shareholders:
Net investment income	(0.36)	(0.13)	(0.26)	(0.27)	(0.17)
Net realized gains from investments	—	—	(1.00)	(0.22)	—
Total Distributions to Shareholders	(0.36)	(0.13)	(1.26)	(0.49)	(0.17)
Net Asset Value, End of Period	$16.38	$14.79	$15.09	$15.68	$14.90
Total Return	13.36%	(1.14)%	4.36%	8.66%	19.34%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,892	$1,702	$1,875	$1,867	$7,089
Ratio of net expenses to average net assets (b),(c)	0.56%	0.62%	1.45%	1.45%	1.45%
Ratio of net investment income to average net assets	2.96%	0.58%	0.52%	0.71%	0.54%
Ratio of gross expenses to average net assets (c),(d)	1.80%	2.13%	2.17%	1.72%	1.72%
Portfolio turnover (e)	51%	192%(f)	72%	66%	142%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Effective with the December 30, 2015 strategy change, the Adviser began reimbursing expenses inclusive of acquired fund fees and expenses.

(c)  The expense ratios exclude the impact of expenses paid by each underlying fund.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Portfolio turnover increased due to a change in investment strategy.

Appendix A — Variations in Sales Charge
Reductions and Waivers Available Through
Certain Intermediaries

The availability of certain initial and contingent deferred sales charge reductions and waivers may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. The following information about variations in sales charge reductions and waivers is applicable only to investors who purchase Fund shares through a Merrill Lynch or Morgan Stanley Wealth Management platform or account.

In all instances, it is your responsibility to notify the Fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge reductions or waivers. For reductions and waivers not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive those reductions and waivers.

Merrill Lynch

Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or in the SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch's platform
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this Prospectus
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)
CDSC Waivers on A and C Shares available at Merrill Lynch
Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only)
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this Prospectus
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Morgan Stanley Wealth Management

Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Morgan Stanley
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
Shares purchased through a Morgan Stanley self-directed brokerage account
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

P.O. Box 182593
Columbus, OH 43218-2593

Statement of Additional Information (SAI):  The SAI contains more information about the Fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you do not request a copy.

Annual and Semi-Annual Reports:  Annual and semi-annual reports contain more information about the Fund's investments and the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal period.

How to Obtain Information:  You may obtain a free copy of the SAI or annual and semi-annual reports, and ask questions about the Fund or your accounts, online at VictoryFunds.com, by contacting the Victory Funds at the following address or telephone number, or by contacting your financial intermediary.

By telephone: Call Victory Funds at 800-539-FUND (800-539-3863)	By mail: Victory Funds P.O. Box 182593 Columbus, OH 43218-2593

You also can get information about the Fund (including the SAI and other reports) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person: SEC Public Reference Room Washington, D.C. Call 202-551-8090 for location and hours.	By mail: SEC Public Reference Section Washington, D.C. 20549-1520	On the Internet: EDGAR database at sec.gov or by email request at publicinfo@sec.gov
Investment Company Act File Number 811-4852	VF-SA-PRO (03/18)

March 1, 2018

Prospectus

Victory Sycamore Established Value Fund

Class A	Class C	Class I	Class R	Class R6	Class Y
VETAX	VEVCX	VEVIX	GETGX	VEVRX	VEVYX

Victory Sycamore Small Company Opportunity Fund

Class A	Class C	Class I	Class R	Class R6	Class Y
SSGSX	—	VSOIX	GOGFX	VSORX	VSOYX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

VictoryFunds.com
800-539-FUND
(800-539-3863)

Victory Funds

Fund Summaries

    Sycamore Established Value Fund Summary

    Sycamore Small Company Opportunity Fund Summary

Additional Fund Information

    Investments

    Risk Factors

Organization and Management of the Funds

Investing with the Victory Funds

    Share Price

    Choosing a Share Class

    Information About Fees

    How to Buy Shares

    How to Exchange Shares

    How to Sell Shares

Distributions and Taxes

Important Fund Policies

Financial Highlights

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Sycamore Established Value Fund Summary

Investment Objective

The Fund seeks to provide long-term capital growth by investing primarily in common stocks.

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with the Victory Funds on page 17 of the Fund's Prospectus and in Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 41 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (paid directly from your investment)	Class A	Class C	Class I	Class R	Class R6	Class Y
Maximum Sales Charge Imposed on Purchases (load) (as a percentage of offering price)	5.75%	NONE	NONE	NONE	NONE	NONE
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	NONE[1]	1.00%[2]	NONE	NONE	NONE	NONE
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution (12b-1) Fees	0.25%	1.00%	0.00%	0.50%	0.00%	0.00%
Other Expenses	0.20%	0.25%	0.17%	0.15%	0.09%	0.15%
Total Annual Fund Operating Expenses	0.90%	1.70%[3]	0.62%	1.10%	0.54%	0.60%

1  A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see the section entitled Choosing a Share Class.

2  Applies to shares sold within 12 months of purchase.

3  Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.84% of the Fund’s Class C shares through at least February 28, 2019. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods (or continue holding your shares in the case of Class C shares). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$662	$845	$1,045	$1,619
Class C
If you sell your shares at the end of the period.	$273	$536	$923	$2,009
If you do not sell your shares at the end of the period.	$173	$536	$923	$2,009
Class I	$63	$199	$346	$774
Class R	$112	$350	$606	$1,340
Class R6	$55	$173	$302	$677
Class Y	$61	$192	$335	$750

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover will generally indicate higher transaction costs, resulting in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategy

The Adviser pursues the Fund's investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities of companies with market capitalizations, at the time of purchase, within the range of companies comprising the Russell MidCap® Value Index. The Fund may invest a portion of its assets in equity securities of foreign companies traded in the U.S., including American Depositary Receipts and Global Depositary Receipts (ADRs and GDRs).

As of December 31, 2017, the Russell MidCap® Value Index included companies with approximate market capitalizations between $1.1 billion and $36.7 billion. The size of companies in the Index changes with market conditions and the composition of the index.

The Adviser invests in companies that it believes to be of high quality based on criteria such as market share position, profitability, balance sheet strength, competitive advantages, management competence and the ability to generate excess cash flow. The Adviser uses a bottom-up investment process in conducting fundamental analysis to identify companies that have sustainable returns trading below the Adviser's assessment of intrinsic value and prospects for an inflection in business fundamentals that will enable the stock price to be revalued higher. The Adviser may sell a security if it believes the stock has reached its fair value estimate, if a more attractive opportunity is identified, or if the fundamentals of the company deteriorate.

Principal Risks

The Fund's investments are subject to the following principal risks:

  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.
  Foreign Securities Risk. Foreign securities (including ADRs and GDRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.
  Investment Style Risk. Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.
  Management Risk. The Adviser may not execute the Fund's principal investment strategy effectively.
  Mid Capitalization Stock Risk. Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
  Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to a broad measure of market performance. We assume reinvestment of dividends and distributions.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

Calendar Year Returns for Class R Shares

(The annual return in the bar chart is for the Fund’s oldest class of shares, Class R shares. Due to differing charges and expenses, the performance of classes not shown in the bar chart will differ.)

Highest Quarter	20.87% (quarter ended September 30, 2009)
Lowest Quarter	-19.06% (quarter ended September 30, 2011)

Average Annual Total Returns (For the Periods ended December 31, 2017)	1 Year	5 Years (or Life of Class)	10 Years (or Life of Class)
CLASS R Before Taxes	15.44%	15.94%	10.45%
CLASS R After Taxes on Distributions	14.64%	13.98%	9.17%
CLASS R After Taxes on Distributions and Sale of Fund Shares	9.36%	12.40%	8.29%
CLASS A Before Taxes	9.00%	14.78%	9.98%
CLASS C Before Taxes	13.76%	21.13%[1]	N/A
CLASS I Before Taxes	16.01%	16.53%	14.48%[1]
CLASS R6 Before Taxes	16.08%	12.71%[1]	N/A
CLASS Y Before Taxes	16.02%	15.05%[1]	N/A
INDEX
Russell MidCap® Value Index Index returns reflect no deduction for fees, expenses, or taxes.	13.34%	14.68%	9.10%

1  Inception dates of Class C, Class I, Class R6 and Class Y shares are March 1, 2016, March 1, 2010, March 4, 2014 and January 28, 2013, respectively.

After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's Sycamore Capital investment franchise.

Portfolio Managers
	Title	Tenure with the Fund
Gary H. Miller	Chief Investment Officer of Sycamore Capital	Since 1998
Jeffrey M. Graff	Portfolio Manager	Since 2007
Gregory M. Conners	Portfolio Manager	Since 2002
James M. Albers	Portfolio Manager	Since 2012
Michael F. Rodarte	Portfolio Manager	Since 2012

Purchase and Sale of Fund Shares
Investment Minimums	Class A	Class C	Class I	Class R	Class R6	Class Y
Minimum Initial Investment	$2,500	$2,500	$2,000,000	NONE	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	NONE	NONE	NONE

For Class A and Class C shares a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and purchases through automatic investment plans.

As of June 30, 2017, the Fund is generally closed to new investors. See the section titled How to Buy Shares in the Fund's Prospectus for more information.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value ("NAV") after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services for investments in all classes except Class R6. These payments may create a conflict of interest by influencing the financial intermediary and its salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Sycamore Small Company Opportunity Fund Summary

Investment Objective

The Fund seeks to provide capital appreciation.

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with the Victory Funds on page 17 of the Fund's Prospectus and in Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 41 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (paid directly from your investment)	Class A	Class I	Class R	Class R6	Class Y
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE	NONE	NONE
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	NONE[1]	NONE	NONE	NONE	NONE
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution (12b-1) Fees	0.25%	0.00%	0.50%	0.00%	0.00%
Other Expenses	0.22%	0.14%	0.19%	0.14%	0.49%
Total Annual Fund Operating Expenses	1.23%	0.90%	1.45%	0.90%	1.25%
Fee Waiver/Expense Reimbursement	0.00%	0.00%	0.00%	0.00%	(0.10)%[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.23%	0.90%	1.45%	0.90%	1.15%[2]

1  A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see the section entitled Choosing a Share Class.

2  Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.15% of Class Y shares through at least February 28, 2019. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$693	$943	$1,212	$1,978
Class I	$92	$287	$498	$1,108
Class R	$148	$459	$792	$1,735
Class R6	$92	$287	$498	$1,108
Class Y	$117	$387	$677	$1,502

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover will generally indicate higher transaction costs, resulting in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategy

The Adviser pursues the Fund's investment objective by investing primarily in the equity securities of smaller companies that the Adviser believes to be undervalued relative to the underlying earnings potential of the company.

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of small companies. "Small companies" are companies that at the time of purchase have market capitalizations within the range of companies comprising the Russell 2000® Value Index. As of December 31, 2017, the Russell 2000® Value Index included companies with approximate market capitalizations between $22.5 million and $8.9 billion. The size of companies in the index changes with market conditions and the composition of the index.

The Adviser invests in companies that it believes to be of high quality based on criteria such as market share position, profitability, balance sheet strength, competitive advantages, management competence and the ability to generate excess cash flow. The Adviser uses a bottom-up investment process in conducting fundamental analysis to identify companies that have sustainable returns trading below the Adviser's assessment of intrinsic value and prospects for an inflection in business fundamentals that will enable the stock price to be revalued higher. The Adviser may sell a security if it believes the stock has reached its fair value estimate, if a more attractive opportunity is identified, or if the fundamentals of the company deteriorate.

The Fund may invest a portion of its assets in equity securities of foreign companies traded in the U.S., including American Depositary Receipts and Global Depositary Receipts (ADRs and GDRs).

Principal Risks

The Fund's investments are subject to the following principal risks:

  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.
  Foreign Securities Risk. Foreign securities (including ADRs and GDRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.
  Investment Style Risk. Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.
  Management Risk. The Adviser may not execute the Fund's principal investment strategy effectively.
  Small Capitalization Stock Risk. Small-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
  Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to a broad measure of market performance. We assume reinvestment of dividends and distributions.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

Calendar Year Returns for Class R Shares

(The annual return in the bar chart is for the Fund’s oldest class of shares, Class R shares. Due to differing charges and expenses, the performance of classes not shown in the bar chart will differ.)

Highest Quarter	22.45% (quarter ended September 30, 2009)
Lowest Quarter	-24.30% (quarter ended December 31, 2008)

Average Annual Total Returns (For the Periods ended December 31, 2017)	1 Year	5 Years (or Life of Class)	10 Years
CLASS R Before Taxes	11.25%	14.95%	10.23%
CLASS R After Taxes on Distributions	9.90%	12.90%	9.15%
CLASS R After Taxes on Distributions and Sale of Fund Shares	7.48%	11.51%	8.19%
CLASS A Before Taxes	5.07%	13.86%	9.79%
CLASS I Before Taxes	11.88%	15.60%	10.86%
CLASS R6 Before Taxes	11.88%	20.59%[1]	N/A
CLASS Y Before Taxes	11.58%	14.13%[1]	N/A
INDEX
Russell 2000® Value Index Index returns reflect no deduction for fees, expenses, or taxes.	7.84%	13.01%	8.17%

1  Inception dates of Class R6 and Class Y shares are December 14, 2015 and January 28, 2013, respectively.

After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's Sycamore Capital investment franchise.

Portfolio Managers
	Title	Tenure with the Fund
Gary H. Miller	Chief Investment Officer of Sycamore Capital	Since 1998
Jeffrey M. Graff	Portfolio Manager	Since 2007
Gregory M. Conners	Portfolio Manager	Since 2002
James M. Albers	Portfolio Manager	Since 2012
Michael F. Rodarte	Portfolio Manager	Since 2012

Purchase and Sale of Fund Shares
Investment Minimums	Class A	Class I	Class R	Class R6	Class Y
Minimum Initial Investment	$2,500	$2,000,000	NONE	NONE	$1,000,000
Minimum Subsequent Investments	$50	NONE	NONE	NONE	NONE

For Class A and Class C shares a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and purchases through automatic investment plans.

As of April 30, 2016, the Fund is generally closed to new investors. See the section titled How to Buy Shares in the Fund's Prospectus for more information.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value ("NAV") after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services for investments in all classes except Class R6. These payments may create a conflict of interest by influencing the financial intermediary and its salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Additional Fund Information

Victory Capital Management Inc., which we refer to as the "Adviser" throughout the Prospectus, manages each Fund.

The Victory Sycamore Established Value Fund (the "Established Value Fund") and Victory Sycamore Small Company Opportunity Fund (the "Small Company Fund") are each managed by the Adviser, who also manages other funds, each having distinct investment management objectives, strategies, risks, and policies. Together, these funds are sometimes referred to in this Prospectus as the "Victory Funds" or, more simply, the "Funds."

The following section describes additional information about the principal investment strategy the Funds will use under normal market conditions to pursue their investment objectives, as well as any secondary strategies the Funds may use, and the related risks. This Prospectus does not attempt to describe all of the various investment techniques and types of investments that the Funds may use. The SAI includes more information about the Funds, their investments, and the related risks. Keep in mind that for cash management purposes, each Fund may hold all or a portion of its assets in cash, short-term money market instruments or shares of other investment companies. This may reduce the benefit from any upswing in the market and may cause the Fund to fail to meet its investment objective.

The Established Value Fund’s investment policy to invest under normal market conditions at least 80% of its assets in the securities of mid-capitalization companies and the Small Company Fund’s investment policy to invest under normal market conditions at least 80% of its assets in the securities of small-capitalization companies may be changed by the Board of Trustees only upon 60 days’ notice to shareholders. For purposes of this investment policy, “assets” means a Fund's net assets plus the amount of any borrowings for investment purposes.

If you would like to receive additional copies of any materials, please call the Victory Funds at 800-539-FUND (800-539-3863) or please visit VictoryFunds.com.

Investments

The following describes the types of securities each Fund may purchase under normal market conditions to achieve its principal investment strategy. The Funds will not necessarily buy all of the securities listed below.

U.S. Equity Securities

Can include common stock, preferred stock, and securities that are convertible or exchangeable into common stock of U.S. corporations.

Equity Securities of Foreign Companies Traded in the U.S.

Can include common stock and convertible preferred stock of non-U.S. corporations. Also may include American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs), which are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations, and exchange-traded funds ("ETFs") that invest in foreign corporations.

The Adviser may use other types of investment strategies in pursuing each Fund's overall investment objective. The following describes the types of securities that the Adviser may purchase or investment techniques the Adviser may employ that are not considered to be a part of the Funds' principal investment strategies. Additional securities and techniques are described in the Funds' SAI.

Investment Companies

The Fund may invest in securities of other investment companies, including ETFs, if those companies invest in securities consistent with the Fund's investment objective and policies. ETFs are investment companies the shares of which are bought and sold on a securities exchange.

Securities Lending

To enhance the return on its portfolio, the Fund may lend portfolio securities to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Board. Each loan will be secured continuously by collateral in the form of cash, high quality money market instruments or securities issued by the U.S. government or its agencies or instrumentalities.

Risk Factors

By matching your investment objective with an acceptable level of risk, you can create your own customized investment plan.

The following provides additional information about some of the Funds’ principal risks and supplements those risks discussed in each Fund's Fund Summary section of this Prospectus.

	Established Value Fund	Small Company Fund
Equity Risk	X	X
Foreign Investment Risk	X	X
Investment Style Risk	X	X
Liquidity Risk	X	X
Manager Risk	X	X
Smaller-Cap Stock Risk	X	X
Stock Market Risk	X	X

Equity Risk
  The value of an equity security will fluctuate in response to changes in earnings or other conditions affecting the issuer's profitability or in general market conditions. Unlike debt securities, which have preference to a company's assets in case of liquidation, equity securities are entitled to the residual value after the company meets its other obligations.

Foreign Investments Risk
  Foreign securities, including ADRs and GDRs, tend to be more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. In addition, during periods of social, political or economic instability in a country or region, the value of a foreign security could be affected by, among other things, increasing price volatility, illiquidity or the closure of the primary market on which the security is traded. In addition to foreign securities, the Fund may be exposed to foreign markets as a result of the Fund's investments in U.S. companies that have international exposure. Certain of these risks may also apply to some extent to U.S. investments that are denominated in foreign currencies and to investments in U.S. companies that have significant foreign operations.

Investment Style Risk
  Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.

Liquidity Risk
  Liquidity risk exists when particular investments cannot be disposed of quickly in the normal course of business. The ability of the Fund to dispose of such securities or other instruments at advantageous prices may be greatly limited, and the Fund may have to continue to hold such securities or instruments during periods when the Adviser would otherwise have sold them (in order, for example, to meet redemption requests or to take advantage of other investment opportunities). Market values for illiquid securities may not be readily available, and there can be no assurance that any fair value assigned to an illiquid security at any time will accurately reflect the price the Fund might receive upon the sale of that security. Adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer, including rising interest rates, may adversely affect the liquidity of the Fund’s investments and the Fund may be forced to sell large amounts of securities more quickly than it normally would in the ordinary course of business. In such cases the sale proceeds received by a Fund may be substantially less than if the Fund had been able to sell the securities in more orderly transactions, and the sale price may be substantially lower than the price previously used by the Fund to value the securities for purposes of determining the Fund’s net asset value. Some securities held by a Fund may be restricted as to resale, and there is often no ready market for such securities. In addition, a Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Manager Risk
  The Fund's portfolio manager may implement its investment strategy in a way that does not produce the intended result. The value of the Fund's investments may decline if the particular companies in which the Fund invests do not perform well in the market.

Smaller-Cap Stock Risk
  Small- or mid-sized companies often have more limited managerial and financial resources than larger, more established companies and, therefore, may be more susceptible to market downturns or changing economic conditions. In addition, such companies may have been recently organized and have little or no track record of success. Also, the Adviser may not have had an opportunity to evaluate such newer companies’ performance in adverse or fluctuating market conditions. The securities of smaller-sized companies may trade less frequently and in smaller volume than more widely held securities. Prices of small- or mid-sized companies tend to be more volatile than those of larger companies and small- or mid-sized issuers may be subject to greater degrees of changes in their earnings and prospects. Since smaller company stocks typically have narrower markets and are traded in lower volumes than larger company stocks, they may be often more difficult to purchase and sell.

Stock Market Risk
  Stock market risk refers to the fact that stock (equity securities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline. A slower-growth or recessionary economic environment could have an adverse effect on stock prices. Consequently, a broad-based market drop may also cause a stock’s price to fall. Portfolio securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, or due to factors affecting particular industries represented in the securities markets, such as competitive conditions. Changes in the financial condition of a single issuer can impact a market as a whole, and adverse market conditions may be prolonged and may not have the same impact on all types of securities. In addition, the markets may not favor a particular kind of security, including equity securities. Values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

The Adviser may use several types of investment strategies in pursuing each Fund's overall investment objective. The following risks are those that the Adviser does not consider to be principal risks of the Funds. Additional risks are included in the Funds' SAI.

Investment Company Risk
  The Fund's ability to achieve its investment objective may be directly related to the ability of other investment companies (including ETFs) held by the Fund to meet their investment objectives. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying investment companies. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

Securities Lending Risk
  The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (1) the inability of the borrower to return the securities, (2) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (3) a delay in recovery of the securities, or (4) the loss of rights in the collateral should the borrower fail financially. In addition, the Fund is responsible for any loss that might result from its investment of the borrower’s collateral. In determining whether to lend securities, the Adviser or the Fund's securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.

An investment in the Fund is not a complete investment program.

Organization and Management of the Funds

The Funds' Board of Trustees has the overall responsibility for overseeing the management of each Fund.

The Investment Adviser

The Victory Funds are series of Victory Portfolios (the "Trust"). The Trust has an Advisory Agreement with the Adviser, which is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser oversees the operations of the Funds according to investment policies and procedures adopted by the Board of Trustees. As of December 31, 2017, the Adviser and its affiliates managed or advised assets totaling in excess of $61.7 billion for individual and institutional clients. The Adviser's principal address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. Sycamore Capital is the investment franchise responsible for management of the Funds.

For the fiscal year ended October 31, 2017, the Adviser was paid advisory fees, before waivers, at an annual rate equal to 0.45% and 0.76% of the average daily net assets of the Established Value Fund and the Small Company Fund, respectively.

See "Fund Fees and Expenses" for information about any contractual agreement agreed to by the Adviser to waive fees and/or reimburse expenses with respect to a Fund. From time to time, the Adviser also may voluntarily waive fees and/or reimburse expenses in amounts exceeding those required to be waived or reimbursed under any contractual agreement that may be in place with respect to a Fund.

A discussion of the Board's most recent considerations in approving the Advisory Agreement will be available in each Fund's semi-annual report for the period ended April 30, 2018.

Portfolio Management

Gary H. Miller is the Lead Portfolio Manager and Gregory M. Conners, Jeffrey M. Graff, James M. Albers and Michael F. Rodarte are Co-Portfolio Managers of the Funds. Together, they are responsible for the day-to-day management of each Fund’s portfolio.

Mr. Miller is the Chief Investment Officer of Sycamore Capital and has been associated with the Adviser or an affiliate since 1987.

Mr. Conners is a Portfolio Manager of Sycamore Capital and has been associated with the Adviser or an affiliate since March 1999.

Mr. Graff is a Portfolio Manager of Sycamore Capital and has been associated with the Adviser or an affiliate since 2001. Mr. Graff is a CFA Charterholder.

Mr. Albers is a Portfolio Manager of Sycamore Capital and has been associated with the Adviser or an affiliate since 2009. Mr. Albers is a CFA Charterholder.

Mr. Rodarte is a Portfolio Manager of Sycamore Capital and has been associated with the Adviser or an affiliate since 2006. Mr. Rodarte is a CFA Charterholder.

The Funds' SAI provides additional information about the portfolio managers' method of compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

Investing with the Victory Funds

All you need to do to get started is to fill out an application.

An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information. Your Investment Professional also can help you decide which share class is best for you. Investment Professionals and other intermediaries may charge fees for their services.

If you are looking for a convenient way to open an account or to add money to an existing account, we can help. The sections that follow will serve as a guide to your investments with the Victory Funds. Choosing a Share Class will help you decide whether it would be more to your advantage to buy Class A, Class C, Class I, Class R, Class R6 or Class Y shares. Class I, Class R, Class R6 and Class Y shares are available for purchase only by eligible shareholders.

This section of the Prospectus describes each share class currently offered by the Victory Funds. Keep in mind that not all Victory Funds offer each class of shares. Therefore, certain classes may be discussed below that are not necessarily offered in this Prospectus. See the cover of the Prospectus for a list of share classes that are offered by the Fund.

This section of the Prospectus also describes how to open an account, how to access information about your account, and how to buy, exchange, and sell shares of a Victory Fund. Note, this information will vary if you invest through a third party such as a brokerage firm and will be dependent on that firm's policies and practices. Consult your Investment Professional for specific details.

We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-FUND. They will be happy to assist you.

Share Price

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.

Each Victory Fund calculates its share price, called its net asset value ("NAV"), each business day as of the close of regular trading on the New York Stock Exchange, Inc. ("NYSE"), which is normally 4:00 p.m. Eastern Time. In the event of an emergency or other disruption in trading on the NYSE, a Fund's share price will be determined based upon the close of the NYSE. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is next calculated after you place your order. A business day is a day on which the NYSE is open.

To the extent a Fund’s investments include securities that are primarily traded in foreign markets, the value of those securities may change on days when shareholders are unable to purchase and redeem a Fund’s shares, such as on weekends or other days when the Fund does not price its shares.

Each Fund prices its investments based on market value when market quotations are readily available. When these quotations are not readily available, a Fund will price its investments at fair value according to procedures approved by the Board of Trustees. A Fund will fair value a security when:

  Trading in the security has been halted;
  The market quotation for the security is clearly erroneous due to a clerical error;
  The security's liquidity decreases such that, in the Adviser's opinion, the market quotation has become stale; or
  An event occurs after the close of the trading market (but before the Fund's NAV is calculated) that, in the Adviser's opinion, materially affects the value of the security.

The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security's market quotation and its fair value. The use of fair value pricing may not, however, always reflect a security's actual market value in light of subsequent relevant information, and the security's opening price on the next trading day may be different from the fair value price assigned to the security.

Each Victory Fund calculates the NAV of each share class by adding up the total value of the investments and other assets of that class, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the class.

You may be able to find a Fund's NAV each day in The Wall Street Journal and other newspapers. Newspapers do not normally publish fund information until a fund reaches a specific number of shareholders or level of assets. You may also find a Fund's NAV by calling 800-539-3863 or by visiting the Funds' website at VictoryFunds.com.

Choosing a Share Class

CLASS A

  Front-end sales charge, as described in this section. There are several ways to reduce or eliminate this charge as discussed under Sales Charge Reductions and Waivers for Class A Shares.
  A contingent deferred sales charge (CDSC) may be imposed if you sell your shares within twelve months of their purchase. The CDSC may be waived or reduced in certain circumstances as discussed under CDSC Reductions for Class A and Class C Shares.
  Class A shares also pay ongoing distribution and/or service (12b-1) fees.
  Lower annual expenses than Class C or Class R shares.

CLASS C

  No front-end sales charge. All your money goes to work for you right away.
  A CDSC may be imposed if you sell your shares within twelve months of their purchase. The CDSC may be waived or reduced in certain circumstances as discussed under CDSC Reductions for Class A and Class C Shares.
  Class C shares also pay ongoing distribution and/or service (12b-1) fees.
  Higher annual expenses than all other classes of shares.

CLASS I

  No front-end sales charge or CDSC. All your money goes to work for you right away.
  Class I shares do not pay any ongoing distribution and/or service (12b-1) fees.
  Class I shares are only available to certain investors.
  Typically lower annual expenses than all other classes of shares except Class R6 shares.

CLASS R

  No front-end sales charge or CDSC. All your money goes to work for you right away.
  Class R shares pay ongoing distribution and/or service (12b-1) fees.
  Class R shares are only available to certain investors.
  Higher annual expenses than all classes except Class C shares.

CLASS R6

  No front-end sales charge or CDSC. All your money goes to work for you right away.
  Class R6 shares do not pay any ongoing distribution and/or service (12b-1) fees.
  Class R6 shares are only available to certain investors.
  Typically lower annual expenses than all other classes of shares.

CLASS Y

  No front-end sales charge or CDSC. All your money goes to work for you right away.
  Class Y shares do not pay any ongoing distribution and/or service (12b-1) fees.
  Class Y shares are only available to certain investors.
  Lower annual expenses than all other classes of shares except Class I and Class R6 shares.

Share Classes

When you purchase shares of a Fund, you must choose a share class. The Victory Funds offer Class A, Class C, Class I, Class R, Class R6 and Class Y shares. Each share class represents an interest in the same portfolio of securities, but the classes differ in the sales charges, if any, and expenses that apply to your investment, allowing you and your Investment Professional to choose the class that best suits your investment needs. Not all Victory Funds offer all classes of shares, and some classes of shares are available for purchase only by eligible shareholders. The Victory Funds may offer additional classes of shares in the future.

Deciding which share class best suits your investment needs depends on a number of factors that you should discuss with your Investment Professional, including: how long you expect to hold your investment, how much you intend to invest, and the total expenses associated with each share class.

The Funds reserve the right, without notice, to change the eligibility criteria for purchasing a particular share class. For example, a class of shares may be available to purchase only by retirement plans or by institutional investors. The Funds may also waive any applicable eligibility criteria or investment minimums at its discretion.

A Fund or any class may be closed at any time for failure to achieve an economical level of assets or for other reasons. Certain financial intermediaries who hold shares on behalf of their customers impose fees when the amount of shares of a particular class falls below a minimum threshold. To the extent that the amount of shares falls below that threshold, the Funds reserve the right to liquidate the shares held in accounts maintained by the financial intermediary.

Calculation of Sales Charges for Class A Shares

For historical expense information, see the "Financial Highlights" at the end of this Prospectus.

Class A shares are sold at their public offering price, which is the NAV plus any applicable initial sales charge, also referred to as the "front-end sales load." The sales charge may be reduced or eliminated for larger purchases, as detailed below or as described under Sales Charge Reductions and Waivers for Class A Shares. The investment levels required to obtain a reduced sales charge are commonly referred to as "breakpoints."

All Class A purchases are subject to the terms described herein except for those purchases made through an intermediary specified in Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.

In order to obtain a breakpoint discount, you must inform your Investment Professional at the time you purchase shares of the existence of the other Victory accounts or purchases of Victory Funds that are eligible to be linked for the purpose of calculating the initial sales charge. The Fund or your Investment Professional may ask you for records or other information about other Victory Funds held in your Victory accounts and any linked accounts, such as accounts opened with a different financial intermediary.

The current sales charge rates and breakpoint levels for Class A shares of the Funds are listed below:

Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
Up to $49,999	5.75%	6.10%
$50,000 up to $99,999	4.50%	4.71%
$100,000 up to $249,999	3.50%	3.63%
$250,000 up to $499,999	2.50%	2.56%
$500,000 up to $999,999	2.00%	2.04%
$1,000,000 and above[1]	0.00%	0.00%

1  A contingent deferred sales charge (CDSC) of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within twelve months of purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions. You may be eligible for a reduction or waiver of this CDSC under certain circumstances. See CDSC Reductions for Class A and Class C Shares and Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries for details.

Sales Charge Reductions and Waivers for Class A Shares

There are several ways you can combine multiple purchases of Class A shares of the Victory Funds to take advantage of reduced sales charges and, in some cases, eliminate sales charges.

In order to obtain a Class A sales charge reduction or waiver, you must provide your Investment Professional, financial intermediary or the Funds' transfer agent, at the time of purchase, with current information regarding shares of any Victory Funds held in other accounts. Such information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate that a sales charge was paid for shares of the Victory Funds held in: (i) all accounts (e.g., retirement accounts) with the Victory Funds and your Investment Professional; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse or domestic partner and children under 21).

The availability of a sales charge reduction or waiver discussed below will depend upon whether you purchase your shares directly from the Funds or through a financial intermediary. In all instances, it is your responsibility to notify the Funds or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge reductions or waivers. Different intermediaries may impose different sales charges. These variations are described in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. Except as described with respect to the intermediaries specified in Appendix A, all Class A shares are subject to the terms stated herein. In order to obtain waivers and discounts that are not available through your intermediary, you must purchase Fund shares directly from the Funds or through another intermediary.

You can find additional information regarding sales charges and their reductions, free of charge, at vcm.com/policies, by clicking on Victory Portfolios' Mutual Funds Pricing Policies.

You may reduce or eliminate the sales charge in a number of ways:

  Breakpoint - Purchase a sufficient amount to reach a breakpoint (see Calculation of Sales Charges for Class A Shares above);
  Letter of Intent - If you anticipate purchasing $50,000 or more of shares of the Fund, including any purchase of Class A shares of other Victory Funds (excluding those Funds that do not impose a sales charge), within a 13-month period, you may qualify for a sales charge breakpoint as though the total quantity were invested in one lump sum. In order to qualify for the reduced sales charge, you must submit a non-binding Letter of Intent (the "Letter") within 90 days of the start of the purchases. Each investment you make after signing the Letter will be entitled to the sales charge applicable to the total investment indicated in the Letter. You must start with a minimum initial investment of at least 5.00% of the total amount you intend to purchase. A portion of the shares purchased under the Letter will be held in escrow until the total investment has been completed. In the event you do not complete your commitment set forth in the Letter in the time period specified, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges;
  Right of Accumulation - You may add the value of any Class A shares of a Fund that you already own (excluding shares sold without a sales charge) to the amount of your next Class A investment of that fund to determine if your additional investment will qualify for a sales charge breakpoint. The value of the Class A shares you already own will be calculated by using the greater of the current value or the original investment amount. You may be eligible for reduced sales charges on future purchases of Class A shares of the Fund after you have reached a new breakpoint. To determine your reduced sales charge, you can add the value of your Class A shares (or those held by your spouse (including life partner) and your children under age 21), determined at the previous day’s NAV, to the amount of your new purchase, valued at the current offering price. To ensure that the reduced price will be received pursuant to the Fund’s Right of Accumulation, you or your Investment Professional must inform the Fund’s transfer agent that the Right applies each time shares are purchased and provide the transfer agent with sufficient information to permit confirmation of qualification;
  Combination Privilege - You may combine the value of Class A shares you own in accounts of multiple Victory Funds (excluding shares sold without a sales charge) and in accounts of household members of your immediate family (spouse or domestic partner and children under 21) to achieve a reduced sales charge on your added investment;
  Reinstatement Privilege - You may reinvest at NAV all or part of your redemption proceeds within 90 days of a redemption of Class A shares of a Fund.
  Waiver - The Victory Funds will completely waive the sales charge for Class A shares in the following cases:
    Purchases of $1,000,000 or more;
    Purchases by certain individuals associated with the Victory Funds or service providers (see "Eligibility of Individuals Associated with the Victory Funds and Fund Service Providers");
    Purchases by registered broker-dealers, financial intermediaries or their agents or affiliates who have agreements with Victory Capital Advisers, Inc., (the "Distributor"), if the shares are purchased for their own account, purchased for retirement plans of their employees or sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;
    Purchases for trust or other advisory accounts established with a financial institution and fee-based investment products or accounts;
    Reinvestment of proceeds from a liquidation distribution of Class A shares of a Victory Fund held in a deferred compensation plan, agency, trust, or custody account;
    Purchases by retirement plans, including Section 401 and 457 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans. Investors nonetheless may be charged a fee if they effect transactions in Class A shares through a broker or agent;
    Purchases by participants in no transaction fee programs offered by certain broker-dealers (sometimes referred to as "supermarkets");
    Purchases by financial intermediaries who have entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers;
    Investors that have an investment account with the Adviser;
    Purchases by CMS Energy employees participating in a Victory prototype Roth IRA plan by way of payroll deduction from CMS Energy; and
    Individuals who reinvest the proceeds of redemptions from Class I, Class R6 or Class Y shares of a Victory Fund within 60 days of redemption.

You should inform the Fund or your Investment Professional at the time of purchase of the sales charge waiver category which you believe applies.

CDSC for Class A Shares

A contingent deferred sales charge (CDSC) of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within twelve months of purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions.

More information is available in CDSC Reductions and Waivers for Class A and Class C Shares and Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. All Class A purchases are subject to the terms described herein except for those purchases made through the intermediaries specified in Appendix A.

CDSC for Class C Shares

You will pay a 1.00% CDSC on any Class C shares you sell within twelve months of purchase. The CDSC is based on the current value of the shares being sold or their NAV when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. There is no CDSC imposed when you exchange your shares for Class C shares of another Victory Fund; however, your exchange is subject to the same CDSC schedule that applied to your original purchase.

An investor may, within 90 days of a redemption of Class C shares, reinvest all or part of the redemption proceeds in the Class C shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. Class C share proceeds reinvested do not result in a refund of any CDSC paid by the shareholder, but the reinvested shares will be treated as CDSC exempt upon reinvestment. The shareholder must ask the Distributor for such privilege at the time of reinvestment.

To keep your CDSC as low as possible, each time you sell shares we will first sell shares in your account that are not subject to a CDSC. If there are not enough of these to meet your sale, we will sell the shares in the order they were purchased.

More information is available in CDSC Reductions and Waivers for Class A and Class C Shares and Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.

CDSC Reductions and Waivers for Class A and Class C Shares

No CDSC is imposed on redemptions of Class A and Class C shares in the following circumstances:

  To the extent that the shares redeemed:
    are no longer subject to the holding period for such shares;
    resulted from reinvestment of distributions; or
    were exchanged for shares of another Victory Fund as allowed by the Prospectus, provided that the shares acquired in such exchange or subsequent exchanges will continue to remain subject to the CDSC, if applicable, calculated from the original date of purchase until the applicable holding period expires. In determining whether the CDSC applies to each redemption, shares not subject to a CDSC are redeemed first;
  Following the death or post-purchase disability of:
    a registered shareholder on an account; or
    a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;
  Distributions from individual retirement accounts, Section 403(b), Section 457 and Section 401 qualified plans, where redemptions result from:
    required minimum distributions with respect to that portion of such contributions that does not exceed 12% annually;
    tax free returns of excess contributions or returns of excess deferral amounts;
    distributions on the death or disability of the account holder;
    distributions for the purpose of a loan or hardship withdrawal from a participant plan balance; or
    distributions as a result of separation of service;
  Distributions as a result of a Qualified Domestic Relations Order or Domestic Relations Order required by a court settlement;
  In instances where the investor’s dealer or institution waived its commission in connection with the purchase and notifies the Distributor prior to the time of investment;
  When the redemption is made as part of a Systematic Withdrawal Plan (including dividends), up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established; or
  Participant-initiated distributions from employee benefit plans or participant-initiated exchanges among investment choices in employee benefit plans.

Eligibility Requirements to Purchase Class I Shares

Class I shares may only be purchased by:

  Institutional and individual retail investors with a minimum investment in Class I shares of $2,000,000 who purchase through certain broker-dealers or directly from the transfer agent;
  Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;
  Investors who purchase through advisory programs with an approved financial intermediary in which the financial intermediary typically charges the investor a fee based upon the value of the account ("Advisory Programs"). Such transactions may be subject to additional rules or requirements of the applicable Advisory Program; and
  Brokers (and their sales representatives) where those brokers have agreements with the Distributor to sell shares of a Fund.

A Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $2,000,000.

Eligibility Requirements to Purchase Class R Shares

A Fund reserves the right to change the criteria for eligible investors and the investment minimums.

Class R shares may only be purchased by:

  Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;
  Investors who purchase through Advisory Programs with an approved financial intermediary.

Eligibility Requirements to Purchase Class R6 Shares

Class R6 shares may only be purchased by:

  Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;
  Investors who purchase through Advisory Programs with an approved financial intermediary; and
  Registered investment companies.

Eligibility Requirements to Purchase Class Y Shares

Class Y shares may only be purchased by:

  Institutional and individual retail investors with a minimum investment in Class Y shares of $1,000,000 who purchase through certain broker-dealers or directly from the transfer agent;
  Clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds, who invest at least $2,500;
  Pension, profit sharing, employee benefit and other similar plans and trusts that invest in the Fund;
  Investors who purchase through Advisory Programs with an approved financial intermediary; and
  Purchases by:
    investment advisory clients of the Adviser; or
    investment advisors, consultants, broker-dealers and other financial intermediaries investing for their own accounts or for the accounts of their immediate family members.

A Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $1,000,000.

Eligibility of Individuals Associated with the Victory Funds and Fund Service Providers

Current and retired Victory Fund trustees and the officers, directors, trustees, employees, and family members of employees of the Adviser or Affiliated Providers are eligible to purchase the lowest expense share class offered by a Fund. In the case of Class A shares, such purchases are not subject to a front-end sales charge. "Affiliated Providers" are affiliates of the Adviser and organizations that provide services to the Trust.

Information About Fees

Distribution and Service Plans

In accordance with Rule 12b-1 of the Investment Company Act of 1940, the Trust has adopted Distribution and Service Plans for Class A shares, Class C shares and Class R shares of the Funds.

Under the Class A Distribution and Service Plan, a Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of its average daily net assets of Class A shares. Under the Class R Distribution and Service Plan, a Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.50% of its average daily net assets of Class R shares. The fee is paid for general distribution services, for selling Class A and Class R shares of the Fund and, as applicable, for providing personal services to shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of Fund shares. Personal services to shareholders are generally provided by broker-dealers or other intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Under the Class C Distribution and Service Plan, a Fund will pay to the Distributor a monthly fee at an annual rate of 1.00% of the average daily net assets of its Class C shares. Of this amount, 0.75% of the Fund's Class C shares average daily net assets will be paid for general distribution services and for selling Class C shares. The Fund will pay 0.25% of its Class C shares average daily net assets to compensate financial institutions that provide personal services to Class C shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund's Class C shares. Personal services to shareholders are generally provided by broker-dealers or other financial intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Because Rule 12b-1 fees are paid out of a Fund's assets and on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Other Payments to Financial Intermediaries

Except with respect to Class R6 shares, if you purchase Fund shares through an Investment Professional, a broker dealer, or other financial intermediary, the Fund may pay for sub-transfer agent, recordkeeping and/or similar administrative services. In addition, the Adviser (and its affiliates) may make substantial payments out of its own resources, including the profits from the advisory fees the Adviser receives from the Funds, to affiliated and unaffiliated dealers or other Investment Professionals and service providers for distribution, administrative and/or shareholder servicing activities. The Adviser also may reimburse the Distributor (or the Distributor's affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or other Investment Professionals for marketing, promotional or related expenses; these payments are often referred to as "revenue sharing."

In some circumstances, these types of payments may create an incentive for a dealer or Investment Professional or its representatives to recommend or offer shares of the Victory Funds to its customers. You should ask your dealer or Investment Professional for more details about any such payments it receives.

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker-dealers or other financial intermediaries from Fund assets, or from the resources of the Adviser or its affiliates on sales of or investments in Class R6 shares.

How to Buy Shares

Opening an Account

If you would like to open an account, you will first need to complete an Account Application.

You can obtain an Account Application by calling Victory Funds Customer Service at 1-800-539-3863. You can also download an Account Application by visiting the Victory Funds' website, VictoryFunds.com, and clicking on the Victory Funds Account Application link. Send the completed Account Application, along with a check made payable to the Victory Funds, at the following address:

Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593

You can also obtain an Account Application by contacting your Investment Professional. When you invest through an Investment Professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ. In addition to any limitations described in this Prospectus, an Investment Professional or other intermediary may also place other limits on your ability to use the services of a Fund. Sometimes an Investment Professional will charge you for its services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Funds.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Funds are unable to collect the required information, you may not be able to open your account. Additional details about the Funds' Customer Identification Program are available in the section "Important Fund Policies."

If you participate in a retirement plan that offers one of the Victory Funds as an option, please consult your employer for information on how to purchase shares of the Victory Funds through the plan, including any restrictions or limitations that may apply.

Paying for Your Initial Purchase

If you wish to make a purchase directly from the Victory Funds, make your check payable to the "Victory Funds." All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Fund does not accept cash, money orders, traveler's checks, credit card convenience checks, or third party checks. Additionally, bank starter checks are not accepted for the shareholder's initial investment into the Funds. All payments must be denominated in U.S. dollars.

Minimum Investments

If you would like to buy Class A or Class C shares, the minimum investment required to open an account is $2,500 ($1,000 for IRA accounts), with additional investments of at least $50. If you would like to buy Class I, Class R, Class R6 or Class Y shares, you must first be an Eligible Investor, as discussed in the section Choosing a Share Class — Eligibility Requirements to Purchase. There are no minimum investment amounts required for Class I, Class R, Class R6 or Class Y shares except as set forth in the Eligibility Requirements to Purchase with respect to some types of accounts.

For Class C shares, individual purchases of $1,000,000 and above will automatically be made in Class A shares.

If your account falls below the minimum investment amount, we may ask you to reestablish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

The minimum investment required to open an account may be waived or lowered for employees and immediate family members of employees, of the Adviser, the Administrator, and their affiliates. In addition, the minimum investment required may be waived when a Fund is purchased through an Advisory Program within qualified retirement plans or in other similar circumstances. Although the Funds may sometimes waive the minimum investment, when they do so, they always reserve the right to reject initial investments under the minimum at their discretion.

There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs.

A Fund reserves the right to change the criteria for eligible investors and the investment minimums.

Purchasing Additional Shares

Once you have an existing account, you can make additional investments at any time in any amount (subject to any minimums) in the following ways:

  By Mail

  To ensure that your additional investment is properly credited to your account, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

  By Telephone

  If you have an existing account that has been set up to receive electronic transfers, you can buy additional shares by calling Victory Funds Customer Service at 800-539-3863 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.

  By Exchange

  You may purchase shares of a Fund using the proceeds from the simultaneous redemption of shares of another Victory Fund if it is eligible for an exchange with your Fund. You may initiate an exchange online (if you are a registered user of VictoryFunds.com), by telephone, or by mail. See the section "Exchanging Shares."

  Via the Internet

  If you are a registered user, you may request a purchase of shares through our website at VictoryFunds.com. Your account must be set up for Automated Clearing House ("ACH") payment in order to execute online purchases.

  By ACH

  Your account must be set up for ACH payment in order to execute purchases online or by telephone. It takes about 15 days to set up an ACH account and only domestic member banks may be used. After your account is set up, your purchase amount can be transferred by ACH. Currently, the Funds do not charge a fee for ACH transfers but they reserve the right to charge for this service in the future. Your originating bank may charge a fee for ACH transfers.

  By Wire

  You may buy Fund shares by bank wire transfer of same day funds. Please call Victory Funds Customer Service at 800-539-3863 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday for wiring instructions. Any commercial bank can transfer same-day funds by wire.

  Although the transfer agent does not currently charge you for receiving same-day funds, it reserves the right to charge for this service in the future. Your bank may charge you for wiring same-day funds. You cannot buy shares for tax-qualified retirement plans by wire transfer.

  By Systematic Investment Plan

  To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount ($50 or more) and frequency of your investment. You can select monthly, quarterly, semi-annual or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement before we will make automatic withdrawals from your bank account and invest it in shares of a Fund.

Other Purchase Rules You Should Know

The Funds reserve the right to refuse a purchase order for any reason, including if they believe that doing so would be in the best interest of a Fund or its shareholders. The Funds also reserve the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a Fund account, or to add to an existing Fund account.

Keep these addresses handy for purchases, exchanges, or redemptions.

BY REGULAR U.S. MAIL	Victory Funds P.O. Box 182593 Columbus, OH 43218-2593
BY OVERNIGHT MAIL	Use the following address ONLY for overnight packages: Victory Funds c/o FIS TA Operations 4249 Easton Way, Suite 400 Columbus, OH 43219 PHONE: 800-539-3863
BY WIRE	Call 800-539-3863 BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.
BY TELEPHONE	800-539-FUND (800-539-3863)
ON THE INTERNET	www.VictoryFunds.com

If you would like to make additional investments after your account is established, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

Statements and Reports

You will receive a periodic statement reflecting any transactions that affect the balance or registration of Fund shares in your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account's statements. Share certificates are not issued. Twice a year, you will receive a financial report of the Fund. By February 15th of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.

Retirement Plans

You can use the Funds as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation.

How to Exchange Shares

There may be limits on the ability to exchange between certain Victory Funds. You can obtain a list of Victory Funds available for exchange by calling 800-539-FUND or by visiting VictoryFunds.com

The shares of any class of a Fund may be exchanged for the shares of any other class offered by the Fund or shares of another Victory Fund, either through your Investment Professional or directly through the Fund, subject to the conditions described below:

  Exchanges are subject to any CDSC, minimum investment limitation or eligibility requirements described in the applicable Prospectus and SAI. You may be required to provide sufficient information to establish eligibility to exchange into a new share class.
  To exchange between Victory Funds, the other Victory Fund you wish to exchange into must be eligible for exchange with your Fund.
  Shares of the Victory Fund selected for exchange must be available for sale in your state of residence.

If you have questions about these, or any of the Funds' other exchange policies, please consult Victory Customer Service or your Investment Professional before requesting an exchange.

Before exchanging, you should read the Prospectus of the Fund you wish to exchange into, which may be subject to different risks, fees and expenses.

Class C Share Conversion

Effective May 1, 2018, Class C shares of a Fund will automatically convert to Class A shares in the month following the 10-year anniversary date of the purchase of the Class C shares. The conversion will be effected at the relative NAV of each such class without the imposition of any sales charge, fee or other charge.

You may be able to voluntarily convert your Class C shares before the 10-year anniversary to a different share class of the same Fund that has a lower total annual operating expense ratio provided certain conditions are met. This voluntary conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Adviser or the Distributor specific for this purpose. Generally, Class C shares are not eligible for conversion until the applicable CDSC period has expired. Please contact your financial intermediary for additional information.

Processing Your Voluntary Exchange/Conversion

If your exchange or conversion request is received and accepted by the Funds, an Investment Professional or other intermediary by the close of trading as described in the section entitled, “Share Price,” then your request will be processed the same day. If received after the close of trading, your request will be processed on the next business day. Please contact your financial intermediary regarding the tax consequences of any exchange or conversion.

Exchanges will occur at the respective NAVs of the Funds' share classes next calculated after receipt and acceptance of your exchange request in good order, plus any applicable sales charge described in the Prospectus. Share class conversions will be based on the respective NAV of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day's NAVs.

Requesting an Exchange

You can exchange shares of the Funds by telephone, by mail or via the Internet. You cannot exchange into an account with a different registration or tax identification number.

By Telephone

Unless you indicate otherwise on the account application, Victory Customer Service will be authorized to accept exchange instructions received by telephone.

By Mail

Send a letter of instruction signed by all registered owners or their legal representatives to the Victory Funds.

Via the Internet

You may also exchange shares via the Internet at VictoryFunds.com if you are a registered user.

Other Exchange Rules You Should Know

The Funds may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Funds may terminate or modify the exchange privilege at any time on 60 days' notice to shareholders.

An exchange of Fund shares for shares of another Victory Fund constitutes a sale for tax purposes unless the exchange is made within an IRA or other tax-deferred account.

For information on how to exchange shares of a Fund that were purchased through your employer's retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.

How to Sell Shares

There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.

If your redemption request is received in good order by the close of trading on the NYSE, your redemption will be processed the same day. Your redemption will not be processed until the next business day if it is received after the close of trading on the NYSE. You cannot redeem your shares at www.VictoryFunds.com.

BY TELEPHONE

The easiest way to redeem shares is by calling 800-539-FUND. When you fill out your original application, be sure to check the box marked "Telephone Authorization." Then when you are ready to sell, call and tell us which one of the following options you would like to use:

  Mail a check to the address of record;
  Wire funds to a previously designated domestic financial institution;
  Mail a check to a previously designated alternate address; or
  Electronically transfer your redemption via ACH to a previously designated domestic financial institution.

The transfer agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the transfer agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, none of the Trust, its servicing agents, the Adviser, or the transfer agent will be responsible for any losses. If the transfer agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.

If there is an unusual amount of market activity and you cannot reach the transfer agent or your Investment Professional by telephone, consider placing your order by mail.

BY MAIL

Use the regular U.S. mail or overnight mail address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A Medallion signature guarantee is required for the following redemption requests:

  Your account registration has changed within the last 15 business days;
  The check is not being mailed to the address on your account;
  The check is not being made payable to the owner of the account;
  The redemption proceeds are being transferred to another Victory Fund account with a different registration; or
  The check or wire is being sent to a different bank account than was previously designated.

You can get a Medallion signature guarantee from a financial institution — such as a commercial bank, broker dealer, credit union, clearing agency, or savings bank — that is a member of a Medallion signature guarantee program.

BY WIRE

If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call before the close of trading on the NYSE, your funds will be wired on the next business day.

BY ACH

Normally, your redemption will be processed on the same day, but will be processed on the next day if received after the close of trading on the NYSE. It will be transferred by ACH as long as the transfer is to a domestic bank.

Systematic Withdrawal Plan

If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more at the time you establish the Systematic Withdrawal Plan. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a Medallion signature guaranteed letter of instruction. You should be aware that each withdrawal may be a taxable transaction. Also, each withdrawal reduces your account balance, and eventually your account balance may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below the initial purchase minimum, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.

Additional Information About Redemptions
  Redemption proceeds from the sale of Fund shares purchased by a check or through ACH will be held until the purchase check or ACH has cleared, which will take up to 10 business days.
  We typically expect to send the proceeds from your share redemption within one business day after we execute your order, but we may take up to seven business days to send redemption proceeds, regardless of payment type. When you sell shares through your financial intermediary, you can ask the intermediary to tell you when you can expect to receive the proceeds of your redemption.
  A Fund may suspend your right to redeem your shares in the following circumstances:
    During non-routine closings of the NYSE;
    When the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund's securities; or
    When the SEC orders a suspension to protect the Fund's shareholders.
  A Fund typically uses cash and cash equivalents held in its portfolio or sells portfolio assets to meet redemption requests. In unusual circumstances or under stressed market conditions, the Fund may use other methods to raise cash to meet redemption requests. For example, the Fund may borrow from a line of credit or borrow available cash held by other Victory Funds under an "interfund lending program" in reliance on an exemptive order from the SEC.
  A Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1.00% of the Fund's net assets. The Funds reserve the right to pay the remaining portion "in kind," that is, in portfolio securities rather than cash. Securities received pursuant to an in-kind redemption are subject to market risk until sold and may be subject to brokerage and other fees.
  If you choose to have your redemption proceeds mailed to you and either the U.S. Postal Service is unable to deliver the redemption check to you or the check remains outstanding for more than six months, the Funds reserve the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed redemption checks.

Distributions and Taxes

Buying a dividend. You should check the Fund's distribution schedule before you invest. If you buy shares of the Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

As a shareholder, you are entitled to your share of net income and capital gains on a Fund's investments. Each Fund passes its earnings along to investors in the form of dividends. Dividends paid by the Fund represent the net income from dividends and interest earned on investments after expenses. Each Fund will distribute short-term gains, as necessary, and if the Fund makes a long-term capital gain distribution, it is normally paid once a year.

Ordinarily, the Established Value Fund declares and pays dividends quarterly and Small Company Opportunity Fund declares and pays dividends annually. However, a Fund may not always pay a dividend or distribution for a given period. Each class of shares declares and pays dividends separately.

Distributions can be received in one of the following ways. Please check with your Investment Professional if you are unsure of which option is right for you.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-FUND.

Reinvestment Option

You can have distributions automatically reinvested in additional shares of your Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.

Cash Option

A check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the U.S. Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the reinvestment option as described above. Each Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks.

Income Earned Option

You can automatically reinvest your dividends in additional Fund shares and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.

Directed Distributions Option

In most cases, you can automatically reinvest distributions in shares of another Victory Fund. If you reinvest your distributions in a different Victory Fund, you will pay a sales charge on the amount of reinvested distributions.

Directed Bank Account Option

In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the transfer agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.

Important Information About Taxes

The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in the Fund.

A Fund expects to pay no federal income tax on the earnings and capital gains it distributes to shareholders.

  Qualified dividends received from a Fund by noncorporate shareholders will be taxed at long-term capital gain rates to the extent attributable to qualified dividends received by a Fund. Nonqualified dividends, dividends received by corporate shareholders and dividends from the Fund's short-term capital gains are taxable as ordinary income. Dividends from the Fund's long-term capital gains are taxable as long-term capital gains.
  Dividends are treated in the same manner for U.S. federal income tax purposes whether you receive them in cash, additional shares of a Fund, or you reinvest them in shares of another Victory Fund.
  Dividends from a Fund that are attributable to interest on certain U.S. government obligations may be exempt from certain state and local income taxes. The extent to which ordinary dividends are attributable to these U.S. government obligations will be provided on the tax statements you receive from a Fund.
  An exchange of a Fund's shares for shares of another Victory Fund will be treated as a sale. When you sell or exchange shares of a Fund, you must recognize any gain or loss.
  An exchange of one class of a Fund's shares for shares of another class of the same Fund generally constitutes a nontaxable exchange.
  Distributions from a Fund and gains from the disposition of your shares may also be subject to state and local income tax.
  An additional 3.8% Medicare tax will be imposed on certain net investment income (which includes ordinary dividends, capital gain distributions from a Fund, and gain recognized on a disposition of shares) of certain U.S. individuals, estates, and trusts.
  Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.
  Tax statements will be mailed from the Fund by mid-February showing the amounts and tax status of distributions made to you.
  Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.
  A Fund is generally required by law to provide you and the Internal Revenue Service with certain cost basis information related to the sale or redemption of any of your shares in the Fund acquired on or after January 1, 2012 (including distributions that are reinvested in additional shares of the Fund).
  A Fund may be required to withhold tax from taxable distributions if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or the Fund is notified by the Internal Revenue Service that backup withholding is required.
  You should review the more detailed discussion of federal income tax considerations in the SAI and consult your tax adviser regarding the federal, state, local, or foreign tax consequences resulting from your investment in the Fund.
  The Funds may provide estimated capital gain distribution information through the website at VictoryFunds.com.

Important Fund Policies

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Victory Funds must obtain the following information for each person who opens a new account:

  Name;
  Date of birth (for individuals);
  Residential or business street address (although post office boxes are still permitted for mailing); and
  Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Victory Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Victory Funds may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Account Maintenance Information

For the following non-financial transactions, the Victory Funds require proof that your signature authorizing a transaction is authentic. This verification can be provided in all cases by either a Signature Validation Program (SVP) stamp or a Medallion signature guarantee (MSG). In some instances a Notary Public stamp is an acceptable alternative. As with the Medallion signature guarantee, a SVP stamp can also be obtained from a financial institution that is a member of the SVP program.

  Change of name (Notary Public, SVP or MSG);
  Add/change banking instructions (SVP or MSG);
  Add/change beneficiaries (Notary Public, SVP or MSG);
  Add/change authorized account traders (SVP or MSG);
  Adding a Power of Attorney (Notary Public, SVP or MSG);
  Add/change Trustee (Notary Public, SVP or MSG); and
  Uniform Transfers to Minors Act/Uniform Gifts to Minors Act custodian change (Notary Public, SVP or MSG).

Market Timing

The Victory Funds discourage frequent purchases and redemptions of Fund shares (market timing). Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders by increasing portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.

The Fund's Board of Trustees has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Fund will:

  Employ "fair value" pricing, as described in this Prospectus under Share Price, to minimize the discrepancies between a security's market quotation and its perceived market value, which often gives rise to market timing activity; and
  Monitor for suspected market timing based on "short-term transaction" activity, that is, a purchase or redemption of a Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.

In monitoring for market timing activity, we consider, among other things, the frequency of your trades and whether you acquired your Fund shares directly through the transfer agent or whether you combined your trades with a group of shareholders in an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary.

Frequent trading by a shareholder is generally a characteristic of market timing. Therefore, any account in which Fund shares are acquired directly through the transfer agent, or where the Fund can adequately identify the shareholder, with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder's trading privileges (other than redemption of Fund shares) will be suspended.

We may make exceptions to the "short-term transaction" policy for certain types of transactions if, in the opinion of the Adviser, under the oversight of the Board, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the Funds, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the Funds or administrator and transactions by certain qualified funds-of-funds.

If you acquired shares through an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary (such as investment advisers, broker-dealers, third-party administrators or insurance companies), and market timing is suspected, different purchase and exchange limitations may apply. We may rely upon a financial intermediary's policy to deter short-term or excessive trading (i) if we believe that the financial intermediary's policy is reasonably designed to detect and deter transactions that are not in the best interests of the Funds, or (ii) if we receive an undertaking from the financial intermediary to enforce short-term or excessive trading policies on behalf of the Funds that provide a substantially similar level of protection for the Funds against such transactions. If you hold your Fund shares through a financial intermediary, you are advised to consult the intermediary to determine what purchase and exchange limitations apply to your account.

We reserve the right to reject or cancel a purchase or exchange order for any reason without prior notice. We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy.

The Funds' market timing policies and procedures may be modified or terminated at any time under the oversight of the Board.

Portfolio Holdings Disclosure

Each Fund discloses its complete portfolio holdings as of the end of its second fiscal quarter and its fiscal year in its reports to shareholders. Each Fund sends reports to its existing shareholders no later than 60 days after the relevant fiscal period, and files these reports with the SEC by the 70th day after the end of the relevant fiscal period. You can find these reports on the Funds' website, VictoryFunds.com, and on the SEC's website, www.sec.gov.

Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find these filings on the SEC’s website, www.sec.gov.

Each Fund also discloses its complete portfolio holdings each calendar quarter on the Funds' website, VictoryFunds.com, no earlier than the 15th day after the quarter end.

You can find a complete description of the Funds' policies and procedures with respect to disclosure of its portfolio securities in a Fund's SAI or on the Funds' website, VictoryFunds.com.

Performance

The Victory Funds may advertise the performance of a Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations.

Advertising information may include the average annual total return of the Funds calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications.

Shareholder Communications

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling the Victory Funds at 800-539-FUND (800-539-3863), and they will be delivered promptly.

While this Prospectus and the SAI of the Trust describe pertinent information about the Trust and the Funds, neither this Prospectus nor the SAI represents a contract between the Trust or the Funds and any shareholder.

Financial Highlights

The following financial highlights tables reflect historical information about shares of the Funds and are intended to help you understand each Fund's financial performance for the past five years.

Certain information shows the results of an investment in one share of the Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The information for each period has been audited by Ernst & Young LLP, the Funds' independent registered public accounting firm, whose report, along with each Fund's financial statement, is included in the annual report. A Fund's annual and semi-annual reports are available by calling the Victory Funds at 800-539-FUND and at VictoryFunds.com.

Sycamore Established Value Fund

	Class A Shares
	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
Net Asset Value, Beginning of Period	$33.82	$35.55	$37.01	$34.89	$27.17
Investment Activities:
Net investment income (loss)	0.22(a)	0.23(a)	0.44	0.23	0.19
Net realized and unrealized gains on investments	6.53	1.50	3.07	4.44	8.43
Total from Investment Activities	6.75	1.73	3.51	4.67	8.62
Distributions to Shareholders:
Net investment income	(0.21)	(0.22)	(0.41)	(0.22)	(0.20)
Net realized gains from investments	(0.35)	(3.24)	(4.56)	(2.33)	(0.70)
Total Distributions to Shareholders	(0.56)	(3.46)	(4.97)	(2.55)	(0.90)
Net Asset Value, End of Period	$40.01	$33.82	$35.55	$37.01	$34.89
Total Return (excludes sales charge)	20.12%	5.80%	10.08%	13.97%	32.61%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,386,049	$1,735,974	$1,076,956	$958,992	$913,195
Ratio of net expenses to average net assets	0.90%	0.95%	0.99%	1.04%	1.04%
Ratio of net investment income to average net assets	0.58%	0.69%	1.21%	0.63%	0.62%
Portfolio turnover (b)	32%	40%	58%	51%	46%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

	Class C Shares
	Year Ended October 31, 2017	Period Ended October 31, 2016(a)
Net Asset Value, Beginning of Period	$33.26	$29.08
Investment Activities:
Net investment income (loss)(b)	(0.09)	(0.09)
Net realized and unrealized gains on investments	6.44	4.37
Total from Investment Activities	6.35	4.28
Distributions to Shareholders:
Net investment income	(0.04)	(0.10)
Net realized gains from investments	(0.35)	—
Total Distributions to Shareholders	(0.39)	(0.10)
Net Asset Value, End of Period	$39.22	$33.26
Total Return (excludes contingent deferred sales charge) (c)	19.20%	14.75%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$101,506	$25,146
Ratio of net expenses to average net assets (d)	1.70%	1.80%
Ratio of net investment loss to average net assets (d)	(0.24)%	(0.40)%
Portfolio turnover (c),(e)	32%	40%

(a)  Class C Shares commenced operations on March 1, 2016.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

	Class I Shares
	Year Ended October 31, 2017	Year Ended October 31, '2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
Net Asset Value, Beginning of Period	$33.83	$35.56	$37.01	$34.89	$27.17
Investment Activities:
Net investment income (loss)	0.32(a)	0.30(a)	0.56	0.35	0.31
Net realized and unrealized gains on investments	6.56	1.52	3.08	4.44	8.42
Total from Investment Activities	6.88	1.82	3.64	4.79	8.73
Distributions to Shareholders:
Net investment income	(0.32)	(0.31)	(0.53)	(0.34)	(0.31)
Net realized gains from investments	(0.35)	(3.24)	(4.56)	(2.33)	(0.70)
Total Distributions to Shareholders	(0.67)	(3.55)	(5.09)	(2.67)	(1.01)
Net Asset Value, End of Period	$40.04	$33.83	$35.56	$37.01	$34.89
Total Return	20.50%	6.08%	10.51%	14.38%	33.09%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$5,263,053	$2,590,122	$761,549	$529,882	$398,382
Ratio of net expenses to average net assets	0.62%	0.69%	0.63%	0.66%	0.67%
Ratio of net investment income to average net assets	0.85%	0.91%	1.55%	0.99%	0.95%
Portfolio turnover (b)	32%	40%	58%	51%	46%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

	Class R Shares
	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
Net Asset Value, Beginning of Period	$33.43	$35.18	$36.67	$34.60	$26.96
Investment Activities:
Net investment income (loss)	0.14(a)	0.17(a)	0.38	0.16	0.14
Net realized and unrealized gains on investments	6.46	1.48	3.04	4.40	8.35
Total from Investment Activities	6.60	1.65	3.42	4.56	8.49
Distributions to Shareholders:
Net investment income	(0.14)	(0.16)	(0.35)	(0.16)	(0.15)
Net realized gains from investments	(0.35)	(3.24)	(4.56)	(2.33)	(0.70)
Total Distributions to Shareholders	(0.49)	(3.40)	(4.91)	(2.49)	(0.85)
Net Asset Value, End of Period	$39.54	$33.43	$35.18	$36.67	$34.60
Total Return	19.89%	5.60%	9.91%	13.76%	32.35%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,005,561	$784,442	$705,436	$675,421	$598,429
Ratio of net expenses to average net assets	1.10%	1.13%	1.16%	1.20%	1.22%
Ratio of net investment income to average net assets	0.38%	0.54%	1.05%	0.46%	0.44%
Portfolio turnover (b)	32%	40%	58%	51%	46%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

	Class R6 Shares
	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Period Ended October 31, 2014(a)
Net Asset Value, Beginning of Period	$33.85	$35.56	$37.02	$34.74
Investment Activities:
Net investment income (loss)	0.35(b)	0.31(b)	0.55	0.20
Net realized and unrealized gains on investments	6.54	1.55	3.08	2.33
Total from Investment Activities	6.89	1.86	3.63	2.53
Distributions to Shareholders:
Net investment income	(0.34)	(0.33)	(0.53)	(0.25)
Net realized gains from investments	(0.35)	(3.24)	(4.56)	—
Total Distributions to Shareholders	(0.69)	(3.57)	(5.09)	(0.25)
Net Asset Value, End of Period	$40.05	$33.85	$35.56	$37.02
Total Return (c)	20.54%	6.20%	10.48%	7.30%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,314,843	$458,750	$52,450	$24,880
Ratio of net expenses to average net assets (d)	0.54%	0.59%	0.63%	0.64%
Ratio of net investment income to average net assets (d)	0.91%	0.93%	1.47%	0.66%
Ratio of gross expenses to average net assets (d),(e)	0.54%	0.59%	0.65%	0.91%
Portfolio turnover (c),(f)	32%	40%	58%	51%

(a)  Class R6 Shares commenced operations on March 4, 2014.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

	Class Y Shares
	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Period Ended October 31, 2013(a)
Net Asset Value, Beginning of Period	$33.83	$35.56	$37.02	$34.90	$29.46
Investment Activities:
Net investment income (loss)	0.31(b)	0.28(b)	0.49	0.30	0.17
Net realized and unrealized gains on investments	6.57	1.53	3.08	4.44	5.42
Total from Investment Activities	6.88	1.81	3.57	4.74	5.59
Distributions to Shareholders:
Net investment income	(0.32)	(0.30)	(0.47)	(0.29)	(0.15)
Net realized gains from investments	(0.35)	(3.24)	(4.56)	(2.33)	—
Total Distributions to Shareholders	(0.67)	(3.54)	(5.03)	(2.62)	(0.15)
Net Asset Value, End of Period	$40.04	$33.83	$35.56	$37.02	$34.90
Total Return (c)	20.51%	6.03%	10.27%	14.19%	19.01%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$487,044	$50,765	$10,200	$7,516	$7,855
Ratio of net expenses to average net assets (d)	0.60%	0.72%	0.83%	0.83%	0.83%
Ratio of net investment income to average net assets (d)	0.81%	0.85%	1.36%	0.83%	0.70%
Ratio of gross expenses to average net assets (d),(e)	0.60%	0.72%	0.94%	0.87%	1.04%
Portfolio turnover (c),(f)	32%	40%	58%	51%	46%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Sycamore Small Company Opportunity Fund

	Class A Shares
	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
Net Asset Value, Beginning of Period	$39.74	$40.01	$42.01	$40.29	$32.19
Investment Activities:
Net investment income (loss)	0.11(a)	0.10(a)	0.03	0.02	0.09
Net realized and unrealized gains on investments	10.44	3.05	1.60	4.40	9.61
Total from Investment Activities	10.55	3.15	1.63	4.42	9.70
Distributions to Shareholders:
Net investment income	(0.12)	(0.05)	—	(0.01)	(0.14)
Net realized gains from investments	(1.94)	(3.37)	(3.63)	(2.69)	(1.46)
Total Distributions to Shareholders	(2.06)	(3.42)	(3.63)	(2.70)	(1.60)
Net Asset Value, End of Period	$48.23	$39.74	$40.01	$42.01	$40.29
Total Return (excludes sales charge)	27.02%	8.66%	3.94%	11.29%	31.42%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$603,851	$529,545	$437,280	$467,936	$513,668
Ratio of net expenses to average net assets	1.23%	1.26%	1.30%	1.31%	1.34%
Ratio of net investment income to average net assets	0.25%	0.25%	0.08%	0.06%	0.22%
Portfolio turnover (b)	36%	59%	53%	47%	56%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

	Class I Shares
	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
Net Asset Value, Beginning of Period	$40.12	$40.37	$42.31	$40.56	$32.32
Investment Activities:
Net investment income (loss)	0.25(a)	0.21(a)	0.16	0.16	0.20
Net realized and unrealized gains on investments	10.55	3.08	1.62	4.43	9.67
Total from Investment Activities	10.80	3.29	1.78	4.59	9.87
Distributions to Shareholders:
Net investment income	(0.23)	(0.17)	(0.09)	(0.15)	(0.17)
Net realized gains from investments	(1.94)	(3.37)	(3.63)	(2.69)	(1.46)
Total Distributions to Shareholders	(2.17)	(3.54)	(3.72)	(2.84)	(1.63)
Net Asset Value, End of Period	$48.75	$40.12	$40.37	$42.31	$40.56
Total Return	27.44%	8.99%	4.30%	11.66%	31.89%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$4,003,419	$2,428,803	$2,049,885	$1,568,121	$1,148,731
Ratio of net expenses to average net assets	0.90%	0.96%	0.96%	0.98%	0.98%
Ratio of net investment income to average net assets	0.56%	0.56%	0.40%	0.37%	0.48%
Portfolio turnover (b)	36%	59%	53%	47%	56%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

	Class R Shares
	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
Net Asset Value, Beginning of Period	$37.59	$38.06	$40.21	$38.77	$31.08
Investment Activities:
Net investment income (loss)	0.01(a)	0.02(a)	(0.05)	(0.09)	—(b)
Net realized and unrealized gains on investments	9.86	2.88	1.53	4.22	9.27
Total from Investment Activities	9.87	2.90	1.48	4.13	9.27
Distributions to Shareholders:
Net investment income	(0.05)	—	—	—	(0.12)
Net realized gains from investments	(1.94)	(3.37)	(3.63)	(2.69)	(1.46)
Total Distributions to Shareholders	(1.99)	(3.37)	(3.63)	(2.69)	(1.58)
Net Asset Value, End of Period	$45.47	$37.59	$38.06	$40.21	$38.77
Total Return	26.73%	8.42%	3.73%	10.97%	31.14%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$333,944	$302,652	$274,917	$298,601	$294,246
Ratio of net expenses to average net assets	1.45%	1.48%	1.52%	1.58%	1.56%
Ratio of net investment income (loss) to average net assets	0.03%	0.05%	(0.13)%	(0.22)%	(0.01)%
Portfolio turnover (c)	36%	59%	53%	47%	56%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

	Class R6 Shares
	Year Ended October 31, 2017	Period Ended October 31, 2016(a)
Net Asset Value, Beginning of Period	$40.08	$38.97
Investment Activities:
Net investment income (loss)(b)	0.21	0.13
Net realized and unrealized gains on investments	10.58	4.54
Total from Investment Activities	10.79	4.67
Distributions to Shareholders:
Net investment income	(0.24)	(0.19)
Net realized gains from investments	(1.94)	(3.37)
Total Distributions to Shareholders	(2.18)	(3.56)
Net Asset Value, End of Period	$48.69	$40.08
Total Return (c)	27.44%	12.86%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$85,307	$21,044
Ratio of net expenses to average net assets (d)	0.90%	0.98%
Ratio of net investment income to average net assets (d)	0.46%	0.39%
Ratio of gross expenses to average net assets (d),(e)	0.90%	1.12%
Portfolio turnover (c),(f)	36%	59%

(a)  Class R6 Shares commenced operations on December 15, 2015.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

	Class Y Shares
	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Period Ended October 31, 2013(a)
Net Asset Value, Beginning of Period	$39.84	$40.10	$42.06	$40.36	$34.42
Investment Activities:
Net investment income (loss)	0.20(b)	0.13(b)	0.10	0.12	0.01
Net realized and unrealized gains on investments	10.40	3.07	1.59	4.36	5.93
Total from Investment Activities	10.60	3.20	1.69	4.48	5.94
Distributions to Shareholders:
Net investment income	(0.17)	(0.09)	(0.02)	(0.09)	—
Net realized gains from investments	(1.94)	(3.37)	(3.63)	(2.69)	—
Total Distributions to Shareholders	(2.11)	(3.46)	(3.65)	(2.78)	—
Net Asset Value, End of Period	$48.33	$39.84	$40.10	$42.06	$40.36
Total Return (c)	27.10%	8.79%	4.10%	11.45%	17.26%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$35,416	$141,097	$76,761	$88,387	$15,072
Ratio of net expenses to average net assets (d)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets (d)	0.45%	0.34%	0.23%	0.06%	0.04%
Ratio of gross expenses to average net assets (d),(e)	1.25%	1.39%	1.33%	1.18%	1.23%
Portfolio turnover (c),(f)	36%	59%	53%	47%	56%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Appendix A — Variations in Sales Charge
Reductions and Waivers Available Through
Certain Intermediaries

The availability of certain initial and contingent deferred sales charge reductions and waivers may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. The following information about variations in sales charge reductions and waivers is applicable only to investors who purchase Fund shares through a Merrill Lynch or Morgan Stanley Wealth Management platform or account.

In all instances, it is your responsibility to notify the Fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge reductions or waivers. For reductions and waivers not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive those reductions and waivers.

Merrill Lynch

Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or in the SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch's platform
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this Prospectus
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)
CDSC Waivers on A and C Shares available at Merrill Lynch
Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only)
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this Prospectus
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Morgan Stanley Wealth Management

Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Morgan Stanley
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
Shares purchased through a Morgan Stanley self-directed brokerage account
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

P.O. Box 182593
Columbus, OH 43218-2593

Statement of Additional Information (SAI):  The SAI contains more information about the Fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you do not request a copy.

Annual and Semi-Annual Reports:  Annual and semi-annual reports contain more information about the Fund's investments and the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal period.

How to Obtain Information:  You may obtain a free copy of the SAI or annual and semi-annual reports, and ask questions about the Fund or your accounts, online at VictoryFunds.com, by contacting the Victory Funds at the following address or telephone number, or by contacting your financial intermediary.

By telephone: Call Victory Funds at 800-539-FUND (800-539-3863)	By mail: Victory Funds P.O. Box 182593 Columbus, OH 43218-2593

You also can get information about the Fund (including the SAI and other reports) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person: SEC Public Reference Room Washington, D.C. Call 202-551-8090 for location and hours.	By mail: SEC Public Reference Section Washington, D.C. 20549-1520	On the Internet: EDGAR database at sec.gov or by email request at publicinfo@sec.gov
Investment Company Act File Number 811-4852	VF-SMF-PRO (03/18)